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TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

NEW YORK INSURED TAX FREE

MULTI-STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NORTH CAROLINA
     CALIFORNIA      MASSACHUSETTS     OHIO
     COLORADO        MICHIGAN          OREGON
     CONNECTICUT     MINNESOTA         PENNSYLVANIA
     FLORIDA         MISSOURI          VIRGINIA
     GEORGIA         NEW JERSEY

ANNUAL REPORT
December 31, 2000




Bond Market Overview
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida,
Georgia, Maryland, Massachusetts, Michigan, Minnesota,
Missouri, New Jersey, North Carolina,
Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

We are pleased to present this Bond Market Overview for the annual report of the First Investors Tax Exempt Funds (collectively, "the Funds") for the fiscal year ended December 31, 2000. Please note that the First Investors Insured Tax Exempt Fund II is included with this grouping for the first time. Prior to December 18, 2000, this Fund was named the Executive Investors Insured Tax Exempt Fund.

The Economy

The U.S. economy began the year with considerable momentum, coming off fourth quarter 1999 gross domestic product ("GDP") growth of 8.3% on an annual basis. This was the strongest growth rate in 15 years. However, economic growth slowed as the year progressed. By contrast, fourth quarter 2000 GDP was only 1.4% on an annual basis. The economic slowdown appeared to be accelerating at year-end.

The slowdown was primarily caused by the Federal Reserve's ("the Fed") raising of short-term interest rates from June of 1999 to May 2000. Also contributing to the slowdown were the year's lower stock market returns (which blunted the "wealth effect") and higher energy prices (which acted as a tax on consumers). These forces combined to drive down consumer confidence which in December fell to its lowest level since 1998. Remarkably, higher oil prices did not trigger an inflationary surge. Inflation, as measured by the consumer price index ("CPI"), remained moderate. The CPI increased 3.4% for 2000; however, excluding the volatile food and energy components, the increase was only 2.6%. Moving into 2001, the low inflation rate gives the Fed the leeway to lower rates to stimulate the economy.

The Bond Market

In general, 2000 was an excellent year for the bond market, with the exception of the high yield sector. Long-term interest rates moved substantially lower during the year, causing bond prices to rise. The benchmark 10-year U.S. Treasury note yield fell from 6.44% to 5.11%, its lowest level since April 1999. Yields peaked in January, and then rallied through mid-April in response to the shrinking Treasury market, low inflation, and the vigilant Fed. Following a sharp correction from late April into early May, yields moved steadily lower as the economy began to slow, ending the review period close to year-to-date lows.




Bond Market Overview (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida,
Georgia, Maryland, Massachusetts, Michigan, Minnesota,
Missouri, New Jersey, North Carolina,
Ohio, Oregon, Pennsylvania and Virginia Funds

In contrast, short-term interest rates rose throughout much of the year. The Federal Reserve raised the federal funds rate 100 basis points (1%) during the first half of the year. Late in the year, rates moved sharply lower as the stock market fell and the Fed indicated a bias toward easing monetary policy. Three-month Treasury bills ended the year at 5.90%, up from 5.33% at year-end 1999.

Performance varied substantially among bond sectors. Treasury securities, which are the most sensitive to changes in interest rates, posted the best performance by a substantial amount, with longer maturities outperforming shorter maturities. The sector benefited from a 15% reduction in the size of the Treasury market due to the U.S. government's $237 billion budget surplus, as well as its high credit quality. The municipal bond sector was the second best performing sector (best on a tax-adjusted basis according to Lehman Brothers). The sector was aided by a 13% reduction in new issue supply as compared to 1999, as well as its generally superior credit quality. The mortgage-backed bond sector also experienced strong performance. The sector benefited from relatively high yields and high credit quality. The investment grade corporate bond sector had good performance despite a substantial decrease in credit quality, as Moody's reported a record number of ratings downgrades. The sector benefited from falling interest rates, which offset a wider yield "spread" versus Treasury securities. The high yield corporate bond sector lagged other bond sectors, due to the slowing economy, rising default rates and lack of investor demand.

Looking Ahead

Anticipation of continued slow economic growth with little inflation should foster a favorable environment for the bond market during the first part of the year. The Fed will aid the bond market by aggressively lowering short-term interest rates, a process it began in January with two half-percentage point rate cuts. In addition, the Treasury securities market will continue to shrink with a $268 billion budget surplus projected for 2001.

Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. If you use dollar cost averaging, you should consider your ability to continue purchases through periods of declining prices.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

January 31, 2001

* There are a variety of risks associated with investing in mutual funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole. You should consult your prospectus for a precise explanation of the risks associated with your fund.




Portfolio Manager's Letter
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

We are pleased to present the annual report for the Tax-Exempt Money Market Fund for the fiscal year ended December 31, 2000. During the period, the Fund's return on a net asset value basis (100% of which was free from federal income taxes) was 3.4% for Class A shares and 2.7% for Class B shares. The Fund maintained a $1.00 net asset value per share for each class of shares throughout the year.

Short-term municipal interest rates rose steadily through most of the first half of the year. However, late in the second quarter as the Federal Reserve (the "Fed") was making its final increase in its federal funds target rate, municipal money market yields began to trend lower. As indications of a slowing economy began to surface during the fourth quarter, short-term municipal rates fell sharply.

In addition to the slowing economy during the second half of the year, another factor driving short-term rates lower was the severe supply/demand imbalance in the tax-exempt money market. As cash has continued to flow into this market, issuance has remained light. This situation is as much a contributor to lower rates as is an accommodative Fed.

As the Fund's mandate indicates, the Fund tries to realize as high a return as possible consistent with preservation of capital and maintenance of liquidity. In an effort to provide liquidity to its shareholders, the Fund invested a large portion of its assets in variable rate notes and bonds. While these securities reset interest rates at specific intervals and, as such, are subject to increased yield volatility, they are among the most liquid instruments in the marketplace and an integral part of any municipal money market portfolio. The Fund also effectively used fixed rate securities to realize additional returns throughout the year as well as to temper yield volatility.

Your Fund will continue to purchase only those securities considered at the time of purchase to present minimal market and credit risk to its shareholders. In addition, given the outlook for lower short-term interest rates, it is likely that the Fund will maintain a weighted average maturity that is similar to that of its peers.




Money market funds continue to be among the most conservative investment vehicles available, offering relative stability of principal, easy access to account information, generally free check writing privileges and a return that is comparable to most bank savings and checking accounts.*

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
and Portfolio Manager

January 31, 2001

* There can be no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured by the Federal Deposit Insurance
  Corporation (FDIC) or any other government agency.





Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
   Amount  Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--98.5%
           Alabama--5.1%
  $  900M  City of Birmingham Wts., Series "A", VR, 4.85%
             (LOC; Regions Bank)                                        $  900,000      $  509
----------------------------------------------------------------------------------------------
           Alaska--4.5%
     800M  Valdez Marine Terminal Rev. Bonds (Exxon Mobil
             Corp.), VR, 4.85%                                             800,000         452
----------------------------------------------------------------------------------------------
           District of Columbia--2.5%
     445M  District of Columbia Rev. Bonds, VR, 5.05%
             (LOC; First Union National Bank)                              445,000         252
----------------------------------------------------------------------------------------------
           Florida--4.2%
     750M  Florida Housing Finance Agy. Rev. Bonds, VR, 4.7%               750,000         424
----------------------------------------------------------------------------------------------
           Georgia--2.3%
     400M  Whitfield County Residential Care Facilities Auth. Rev.
             Bonds, VR, 5% (LOC; First Union National Bank)                400,000         226
----------------------------------------------------------------------------------------------
           Illinois--6.5%
   1,000M  Illinois Edl. Facilities Auth. Rev. Bonds, VR, 4.95%
             (LOC; Northern Trust Company)                               1,000,000         565
     155M  Illinois State Toll Highway Auth. Rev. Bonds,
             Series "A", 4.7%, 1/1/2001 (FGIC Insured)                     155,000          88
----------------------------------------------------------------------------------------------
                                                                         1,155,000         653
----------------------------------------------------------------------------------------------
           Iowa--4.2%
     350M  Iowa City Sewer Rev. Bonds, 5 1/8%, 7/1/2001
             (FSA Insured)                                                 351,179         198
     400M  Polk County Hospital Equip. & Impt. Rev. Bonds,
             VR, 5.2% (MBIA Insured, SPA; Bank of New York)                400,000         226
----------------------------------------------------------------------------------------------
                                                                           751,179         424
----------------------------------------------------------------------------------------------
           Maryland--6.2%
     800M  Baltimore County Pollution Control Rev. Bonds,
             CP, 4 1/4%, 3/12/2001 (Baltimore Gas &
             Electric Company)                                             800,000         452
     300M  Baltimore County Sheppard & Enoch Pratt Hospital
             Rev. Bonds, VR, 5% (LOC; Bank of America)                     300,000         170
----------------------------------------------------------------------------------------------
                                                                         1,100,000         622
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
   Amount  Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Massachusetts--2.9%
  $  500M  Massachusetts State Hlth. & Edl. Fac. Auth. Rev.
             Bonds, 10 1/4%, 1/1/2021 (Prerefunded 1/1/2001)            $  515,000      $  291
----------------------------------------------------------------------------------------------
           Minnesota--4.3%
     755M  Minnesota State Housing Finance Agy. Rev. Bonds,
             Series "D", 4.8%, 8/1/2001 (MBIA Insured)                     755,698         427
----------------------------------------------------------------------------------------------
           Missouri--2.5%
     450M  Missouri State Environmental Impt. & Energy Res. Auth.
             Pollution Control Rev. Bonds, VR, 5.05%
             (National Rural Utilities Cooperative Finance Corp.)          450,000         253
----------------------------------------------------------------------------------------------
           Nebraska--5.1%
     900M  Norfolk Indl. Dev. Rev. Bonds, VR, 5.2%
             (LOC; Wachovia Bank of Georgia)                               900,000         509
----------------------------------------------------------------------------------------------
           Nevada--2.2%
     395M  Clark County Nevada School District Series "C",
             5%, 6/15/2001 (FSA Insured)                                   396,226         223
----------------------------------------------------------------------------------------------
           New Jersey--4.9%
     860M  Bergen County Utility Auth. Rev. Bonds, Series "A",
             6%, 6/15/2001 (FGIC Insured)                                  866,485         490
----------------------------------------------------------------------------------------------
           North Carolina--4.0%
     400M  North Carolina Edl. Fac. Fin. Agy. Rev. Bonds,
             VR, 4.85%                                                     400,000         226
     290M  Pitt County Memorial Hospital Rev. Bonds, Series "A",
             6.9%, 12/1/2021 (Prerefunded 12/1/2001)                       301,997         171
----------------------------------------------------------------------------------------------
                                                                           701,997         397
----------------------------------------------------------------------------------------------
           Ohio--3.9%
     684M  Warren County Health Care Facilities Rev. Bonds, VR,
             5 1/4% (LOC; Fifth Third Bank)                                684,000         387
----------------------------------------------------------------------------------------------
           Oklahoma--4.6%
     800M  Oklahoma City Airport Trust Rev. Bonds, Seventeenth
             Series, 7.1%, 7/1/2001 (MBIA Insured)                         809,703         458
----------------------------------------------------------------------------------------------
           South Carolina--2.7%
     475M  Coastal Carolina University Rev. Bonds, 4 7/8%, 6/1/2001
             (AMBAC Insured)                                               475,858         269
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
   Amount  Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Tennessee--6.4%
  $  400M  Clarksville Public Building Auth. Rev. Bonds, VR,
             5% (LOC; Bank of America)                                  $  400,000      $  226
     730M  Metropolitan Govt. Nashville & Davidson County
             Indl. Dev. Rev. Bonds, VR, 5% (LOC;
             NationsBank, NA)                                              730,000         413
----------------------------------------------------------------------------------------------
                                                                         1,130,000         639
----------------------------------------------------------------------------------------------
           Texas--8.6%
     500M  Colorado River Texas Municipal Water District Rev.
             Bonds, 6 3/4%, 1/1/2012 (Prerefunded 1/1/2001)                500,000         283
     500M  Gulf Coast Waste Disposal Auth. Rev. Bonds, VR,
             4.85% (Guaranteed by Amoco Corp.)                             500,000         283
     500M  University of Texas Permanent University Fund,
             6 1/2%, 7/1/2011 (Prerefunded 7/1/2001)                       515,044         291
----------------------------------------------------------------------------------------------
                                                                         1,515,044         857
----------------------------------------------------------------------------------------------
           Virginia--4.4%
     180M  Alexandria Indl. Dev. Auth. Rev. Bonds, VR, 5%
             (LOC; Bank of America)                                        180,000         102
     600M  Norfolk Industrial Auth. Rev. Bonds, VR, 5%
             (LOC; Wachovia Bank of N.C.)                                  600,000         339
----------------------------------------------------------------------------------------------
                                                                           780,000         441
----------------------------------------------------------------------------------------------
           Washington--5.4%
     500M  Lake Tapps Parkway Prop. Special Rev. Bonds, VR,
             4.95% (LOC; Bank of Washington, NA)                           500,000         283
     450M  Port Kalama Public Corp. Rev. Bonds, VR 5.05%
             (LOC; Morgan Guaranty Trust Co.)                              450,000         254
----------------------------------------------------------------------------------------------
                                                                           950,000         537
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
   Amount  Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           West Virginia--1.1%
  $  200M  West Virginia Hosp. Finance Auth. Hosp. Rev. Bonds,
             VR, 4.98% (LOC; Bank One)                                  $  200,000      $  113
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $17,431,190)+                                           98.5%   17,431,190       9,853
Other Assets, Less Liabilities                                   1.5       261,816         147
----------------------------------------------------------------------------------------------
Net Assets                                                     100.0%  $17,693,006     $10,000
==============================================================================================

The interest rates shown on municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at December 31, 2000. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:
CP  Municipal Commercial Paper
LOC Letter of Credit
SPA Security Purchase Agreement
VR  Variable Rate Securities

See notes to financial statements





Portfolio Manager's Letter
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida,
Georgia, Maryland, Massachusetts, Michigan, Minnesota,
Missouri, New Jersey, North Carolina,
Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

We are pleased to present the annual report for the Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, New York Insured Tax Free Fund and the Multi-State Insured Tax Free Fund (collectively, "the Funds") for the fiscal year ended December 31, 2000.

In general, the returns of the Funds were substantially better than their respective Lipper Inc. peer groups. During the period, the Funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Insured Intermediate Tax Exempt Fund 10.1% and 9.2%, Insured Tax Exempt Fund 11.9% and 11.1%, Insured Tax Exempt Fund II 13.5% and .9% (since the inception date of Class B shares on December 18, 2000), and New York Insured Tax Free Fund 12.4% and 11.7%. For the Multi-State Insured Tax Free Fund, the state-specific portfolios had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Arizona 10.9% and 9.9%, California 13.6% and 12.7%, Colorado 11.7% and 10.8%, Connecticut 10.5% and 9.6%, Florida 11.6% and 10.7%, Georgia 13.6% and 12.8%, Maryland 12.1% and 11.2%, Massachusetts 11.8% and 11.0%, Michigan 11.0% and 10.0%, Minnesota 11.1% and 10.2%, Missouri 12.2% and 11.3%, New Jersey 10.4% and 9.5%, North Carolina 12.5% and 11.6%, Ohio 11.3% and 10.5%,
Oregon 11.0% and 10.2%, Pennsylvania 11.3% and 10.4%, and Virginia 11.5% and 10.6%.

The key factors affecting the Funds' performance were the substantial decline in long-term interest rates and the 13% decrease in new issue supply of municipal bonds. Long-term municipal bond yields declined substantially during the year, and consequently, bond prices moved up sharply. Specifically, yields declined approximately 75 basis points (.75%) from 6.23% to 5.48%. Yields ended 2000 at year-to-date lows, and at the lowest level since June of 1999. When adjusted for taxes (using a 35% federal income tax rate), municipal bonds outperformed all other bond sectors and major equity indexes, according to Lehman Brothers.




Supply/demand dynamics had a major effect on the municipal bond market. New issue supply fell to $199 billion during 2000, as compared to $227 billion in 1999. Municipalities planning to issue bonds in the first quarter of 2000 shifted issuance into the fourth quarter of 1999 due to Y2K concerns. In addition, the high interest rates early in the year decreased new issuance. Demand from individuals was particularly strong during the second half of the year, as diversification and asset allocation strategies shifted due to the volatile stock market. Institutional demand also accelerated during the year, as non-traditional investors, such as hedge funds, became substantial buyers due to the relative attractiveness of tax-exempt bonds. Demand from property and casualty companies was also significant, particularly as the corporate bond market struggled.

Credit quality had a large effect on bond performance. High yield municipal bonds substantially underperformed the rest of the market. This was due to the high yield tax-exempt bond market's declining liquidity, the deterioration of the economy and a significant one-day decline in NAV of two high yield funds from a well-known mutual fund provider. Consequently, high quality bonds provided the best performance in the municipal market, reaffirming the value of investing in insured municipal bonds, such as those held by First Investors' tax-exempt bond funds.

In general, the performance of our Funds was in line with -- or in most cases, notably higher than -- that of their respective peer groups, according to Lipper Inc. Exceptions to this were the Connecticut, Florida and New Jersey Funds, which underperformed their respective peer groups. Given the substantial decline in interest rates, one of the keys to our Funds' superior performance was longer durations, which resulted in more interest rate sensitivity, which in turn resulted in greater price appreciation. Another key factor was call protection, which became increasingly important as the market rallied.

Long-term municipal bond yields peaked in January of 2000. We did not immediately recognize this period as a turning point in the bond market and therefore missed the best opportunity of the year to extend the Funds' durations. Consequently, performance of a number of Funds began




Portfolio Manager's Letter (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida,
Georgia, Maryland, Massachusetts, Michigan, Minnesota,
Missouri, New Jersey, North Carolina,
Ohio, Oregon, Pennsylvania and Virginia Funds

to lag as the market rallied. Beginning in the spring, we began to focus on extending the duration of the Funds by selling short-term bonds and buying long-term bonds. Performance of the Funds, while generally good in the first half of the year, improved in the second half due to longer durations as well as our long-term focus on call protection. In the fourth quarter, as the market rallied, the Funds' long-term focus on maximizing call protection significantly benefited performance. Bonds with longer call dates, and non-callable bonds in particular, tend to rise in price faster than bonds with shorter call dates. The Georgia and Maryland Funds, in particular, benefited from a combination of long duration and a high percentage of non-callable bonds relative to respective peer groups.

Increasing the durations of the Connecticut, Florida and New Jersey Funds improved performance during the second half of the year, but these three Funds continued to be hurt by a relative lack of long maturity bonds. The First Investors Insured Tax Exempt Fund II and the Insured Intermediate Tax Exempt Fund, in particular, benefited from trading opportunities created by access to new issues. Lastly, the Funds generally remained fully invested throughout the year to maximize current income.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Chief Investment Officer
and Portfolio Manager

January 31, 2001




Cumulative Performance Information
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First
Investors Insured Intermediate Tax Exempt Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                INSURED INTERMEDIATE
                          TAX EXEMPT         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Nov-93                       $ 9,375                 $10,000
Dec-93                         9,369                  10,211
Dec-94                         9,177                   9,683
Dec-95                        10,416                  11,386
Dec-96                        10,840                  11,870
Dec-97                        11,672                  12,961
Dec-98                        12,426                  13,801
Dec-99                        12,490                  13,517
Dec-00                        13,753                  15,095

                              Average Annual Total Return*
Class A Shares         N.A.V. Only                  S.E.C. Standardized
One Year                 10.11%                           3.19%
Five Years                5.72%                           4.36%
Since Inception
(11/22/93)                5.55%                           4.58%
S.E.C. 30-Day Yield                           3.45%

Class B Shares
One Year                  9.16%                           5.16%
Five Years                4.71%                           4.38%
Since Inception
(1/12/95)                 5.96%                           5.84%
S.E.C. 30-Day Yield                           3.01%

The graph compares a $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) beginning 11/22/93 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 1/12/95 the maximum sales charge was 3.5%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 2.49%, 3.66% and 3.77%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.81%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.43%, 3.95% and 4.10%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.63%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--96.9%
           Alabama--9.1%
  $  355M  Alabama Drinking Water Fin. Auth. Series "A"
             5.45% 8/15/2010                                            $  380,738      $  360
     400M  Jefferson County School Wts. 5.1% 2/15/2010                     417,500         395
     155M  Pelham General Obligation Wts. 4 7/8% 12/1/2010                 159,456         151
----------------------------------------------------------------------------------------------
                                                                           957,694         906
----------------------------------------------------------------------------------------------
           Arizona--2.9%
     125M  Maricopa County Unified Sch. Dist. Gen. Oblig.
             #80 (Chandler) 6.6% 7/1/2006                                  139,375         132
     150M  Phoenix Civic Impt. Corp. Mun. Facs. Excise Tax Rev.
             6 3/4% 7/1/2004                                               162,375         154
----------------------------------------------------------------------------------------------
                                                                           301,750         286
----------------------------------------------------------------------------------------------
           Colorado--2.6%
     250M  Colorado Dept. Trans. Rev. Antic. Nts.
             5 1/2% 6/15/2009                                              270,000         255
----------------------------------------------------------------------------------------------
           Florida--2.7%
     265M  Osceola County School Board Ctfs. of Partn.
             (Four Corners Charter Sch.) Series "A"
             5 1/4% 8/1/2009                                               280,900         266
----------------------------------------------------------------------------------------------
           Illinois--9.3%
     250M  Chicago Board of Education 6% 12/1/2007                         274,688         260
     250M  Northwest Subn. Mun. Jt. Action Water Agy.
             6.35% 5/1/2006                                                274,688         260
     400M  Regional Transportation Auth. 7 3/4% 6/1/2003                   432,500         409
----------------------------------------------------------------------------------------------
                                                                           981,876         929
----------------------------------------------------------------------------------------------
           Indiana--7.9%
     400M  Indiana Bd. Bk. Rev. Spec. Proj. Series "A"
             5 1/2% 2/1/2009                                               429,000         406
     400M  Indiana Health Facilities Financing Auth. Hosp. Rev.
             (Clarion Hlth. Partners) 5% 2/15/2009                         411,500         389
----------------------------------------------------------------------------------------------
                                                                           840,500         795
----------------------------------------------------------------------------------------------
           Kentucky--2.2%
     200M  Louisville & Jefferson Metropolitan Sewer Dist.
             10% 5/15/2004                                                 235,750         223
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Louisiana--4.1%
  $  400M  Louisiana Energy and Power Auth. 5 3/4% 12/1/2011            $  437,000      $  413
----------------------------------------------------------------------------------------------
           Michigan--10.7%
     300M  Allegan Public School District Gen. Oblig.
             6 1/2% 5/1/2007                                               336,750         318
   1,000M  Brighton Area School District Gen. Oblig.
             Zero Coupon 5/1/2005 (Prerefunded at $49.325)*                408,750         387
     350M  Greater Detroit Resources Recovery Auth. Rev.
             6 1/4% 12/13/2007                                             388,500         367
----------------------------------------------------------------------------------------------
                                                                         1,134,000       1,072
----------------------------------------------------------------------------------------------
           Missouri--3.1%
           Springfield Public Bldg. Corp. Leasehold Rev.:
     110M    Jordan Valley Park Proj. Series "A" 5.65% 6/1/2010            120,725         114
     190M    Springfield Rec. Proj. Series "B" 5.65% 6/1/2010              208,525         197
----------------------------------------------------------------------------------------------
                                                                           329,250         311
----------------------------------------------------------------------------------------------
           New Jersey--1.0%
     100M  Gloucester County Impt. Auth. Lease Rev. Series "A"
             5.4% 8/1/2010                                                 107,625         102
----------------------------------------------------------------------------------------------
           New York--6.3%
     400M  Long Island Power Auth. 5 1/2% 12/1/2009                        434,000         410
     220M  New York State Dorm. Auth. (Anderson Sch. Proj.)
             5 1/8% 7/1/2009                                               232,100         219
----------------------------------------------------------------------------------------------
                                                                           666,100         629
----------------------------------------------------------------------------------------------
           North Carolina--3.9%
     400M  University of North Carolina System Pool Rev.
             5% 10/1/2010                                                  417,000         394
----------------------------------------------------------------------------------------------
           Ohio--12.3%
     255M  Bethel & Tate Local School District Classroom Facs.
             Sch. Impt. 6.65% 12/1/2014                                    306,638         290
     325M  Meigs Local School District 6.55% 12/1/2014                     387,156         366
     170M  Northeastern Local School District 5 1/4% 12/1/2010             181,900         172
     400M  West Geuga Local School District 5.05% 11/1/2011                419,500         397
----------------------------------------------------------------------------------------------
                                                                         1,295,194       1,225
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Oklahoma--2.5%
  $  250M  Grady County Indl. Dev. Auth. 5 3/8% 11/1/2009               $  268,437      $  254
----------------------------------------------------------------------------------------------
           Oregon--3.6%
     250M  Portland Airport Way Urban Renewal & Redev. Tax
             Increment Series "A" 5.3% 6/15/2010                           267,187         253
     100M  Washington County School District #015 (Forest Grove)
             5.6% 6/1/2010                                                 109,375         103
----------------------------------------------------------------------------------------------
                                                                           376,562         356
----------------------------------------------------------------------------------------------
           Pennsylvania--2.8%
     270M  Erie Sewer Auth. Sewer Rev. 5.45% 6/1/2010                      290,925         275
----------------------------------------------------------------------------------------------
           South Carolina--3.9%
     400M  Rock Hill Utilities System Rev. 5% 1/1/2010                     415,000         392
----------------------------------------------------------------------------------------------
           Virginia--3.9%
     400M  Montgomery County Industrial Dev. 5% 1/15/2011                  412,500         390
----------------------------------------------------------------------------------------------
           Washington--2.1%
     200M  Snohomish & Island Counties School District Gen.
             Oblig. #401 (Stanwood) 7% 12/15/2005                          224,000         212
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,665,825)                        10,242,063       9,685
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
     100M  Harris County Texas Health Facilities Special
             Rev. Bonds 5 1/4%** (cost $100,000)                           100,000          94
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $9,765,825)    97.8%         10,342,063       9,779
Other Assets, Less Liabilities                             2.2             233,205         221
----------------------------------------------------------------------------------------------
Net Assets                                               100.0%        $10,575,268     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Bonds are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at December 31, 2000.

See notes to financial statements





Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors Insured Tax Exempt Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

                          INSURED TAX         LEHMAN BROTHERS
                          EXEMPT FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,348                  11,215
Dec-92                        11,170                  12,203
Dec-93                        12,274                  13,702
Dec-94                        11,586                  12,993
Dec-95                        13,441                  15,279
Dec-96                        13,819                  15,928
Dec-97                        14,962                  17,392
Dec-98                        15,802                  18,519
Dec-99                        15,229                  18,137
Dec-00                        17,046                  20,256

                             Average Annual Total Return*
Class A Shares         N.A.V. Only              S.E.C. Standardized
One Year                 11.93%                         4.91%
Five Years                4.87%                         3.52%
Ten Years                 6.16%                         5.48%
S.E.C. 30-Day Yield                      3.53%

Class B Shares
One Year                 11.12%                         7.12%
Five Years                4.13%                         3.78%
Since Inception
(1/12/95)                 5.78%                         5.65%
S.E.C. 30-Day Yield                      3.05%

The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.86%, 3.51% and 5.47%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.49%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 7.07%, 3.77% and 5.64%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.00%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--99.0%
           Alabama--1.3%
           Alabama Water Pollution Control Authority:
$  5,205M    5 3/4% 8/15/2012                                         $  5,640,919       $  59
   5,835M    6% 8/15/2014                                                6,382,031          67
----------------------------------------------------------------------------------------------
                                                                        12,022,950         126
----------------------------------------------------------------------------------------------
           Alaska--1.2%
           Anchorage General Obligation:
   2,435M    5 1/8% 12/1/2019                                            2,435,000          26
   2,735M    5% 12/1/2020                                                2,687,137          28
   8,000M  North Slope Boro General Obligation Zero
             Coupon 6/30/2005                                            6,560,000          69
----------------------------------------------------------------------------------------------
                                                                        11,682,137         123
----------------------------------------------------------------------------------------------
           Arizona--1.1%
   8,550M  Arizona State Municipal Financing Program Ctfs. of
             Partn. 7.7% 8/1/2010                                       10,452,375         110
----------------------------------------------------------------------------------------------
           Colorado--1.3%
           E-470 Pub. Hwy. Auth. Rev. Cap. Apprec. Series "B":
   8,000M    Zero Coupon 9/1/2019                                        3,010,000          32
  15,165M    Zero Coupon 9/1/2020                                        5,364,619          56
  10,000M    Zero Coupon 9/1/2024                                        2,812,500          30
   5,000M    Zero Coupon 9/1/2025                                        1,325,000          14
----------------------------------------------------------------------------------------------
                                                                        12,512,119         132
----------------------------------------------------------------------------------------------
           Connecticut--2.7%
           Connecticut State Special Tax Oblig. Rev.
             Transportation Infrastructure:
  13,500M    6 1/2% 10/1/2011                                           15,845,625         166
   9,000M    6 1/8% 9/1/2012                                            10,226,250         108
----------------------------------------------------------------------------------------------
                                                                        26,071,875         274
----------------------------------------------------------------------------------------------
           Delaware--.8%
   7,000M  Delaware State Economic Dev. Auth. Rev.
             (Delmarva Pwr.) 7.15% 7/1/2018                              7,238,980          76
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           District of Columbia--3.6%
           Washington, D.C. General Obligation:
$  5,495M    Series "A" 6 1/2% 6/1/2009                               $  6,264,300       $  66
   5,000M    Series "B" 6% 6/1/2021                                      5,537,500          58
   9,000M    Series "B" 5 1/4% 6/1/2026                                  8,898,750          94
  12,765M    Series "E" 6% 6/1/2012                                     13,387,294         141
----------------------------------------------------------------------------------------------
                                                                        34,087,844         359
----------------------------------------------------------------------------------------------
           Florida--2.7%
           Escambia County Utilities Authority:
   5,485M    6 1/4% 1/1/2012                                             6,287,180          66
   5,360M    6 1/4% 1/1/2013                                             6,157,300          65
  10,000M  Lakeland Electric & Water Rev. 6.05% 10/1/2012               11,350,000         119
   1,395M  West Coast Regional Water Supply 10.4% 10/1/2010*             1,949,511          21
----------------------------------------------------------------------------------------------
                                                                        25,743,991         271
----------------------------------------------------------------------------------------------
           Georgia--10.7%
  15,000M  Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2026              15,431,250         162
   9,040M  Atlanta Water & Wastewater Rev. Series "A"
             5 1/2% 11/1/2019                                            9,593,700         101
   6,160M  Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014              7,091,700          74
   5,000M  Georgia Municipal Electric Auth. Power Rev.
             6 1/4% 1/1/2012                                             5,693,750          59
           Metropolitan Atlanta Rapid Transit Authority:
   7,500M    6 3/4% 7/1/2004*                                            8,259,375          87
  20,450M    6 1/4% 7/1/2011                                            23,517,500         248
  28,605M    6% 7/1/2013                                                32,287,893         340
----------------------------------------------------------------------------------------------
                                                                       101,875,168       1,071
----------------------------------------------------------------------------------------------
           Hawaii--1.9%
           Hawaii State General Obligation:
   5,500M    6% 10/1/2009                                                6,111,875          64
   6,000M    6% 10/1/2010                                                6,720,000          71
   4,770M  Honolulu General Obligation 5 3/4% 4/1/2012                   5,223,150          55
----------------------------------------------------------------------------------------------
                                                                        18,055,025         190
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Illinois--16.6%
           Chicago Board of Education Lease Certificates:
$  5,000M    6% 1/1/2016                                              $  5,625,000       $  59
  36,200M    6% 1/1/2020                                                40,453,500         425
           Chicago General Obligation:
   7,000M    6% 7/1/2005*                                                7,621,250          80
  16,660M    6 1/8% 7/1/2005*                                           18,221,875         191
           Chicago O'Hare International Airport Revenue:
  14,570M    6 3/8% 1/1/2012                                            15,826,663         167
  10,000M    6 3/8% 1/1/2015                                            10,825,000         114
  16,750M  Illinois Development Finance Auth. Pollution Control
             Rev. 6 3/4% 3/1/2015                                       18,404,062         194
           Illinois Development Finance Auth. Revenue
           (Rockford School #205):
   3,400M    6.55% 2/1/2009                                              3,888,750          41
   5,000M    6.6% 2/1/2010                                               5,775,000          62
   3,000M    6.65% 2/1/2011                                              3,487,500          37
   5,000M  Illinois State 5 5/8% 4/1/2015                                5,287,500          56
           Illinois State First Series:
   3,000M    6 1/8% 1/1/2015                                             3,300,000          35
   5,250M    6 1/8% 1/1/2016                                             5,768,438          61
   4,000M    Regional Transportation Auth. 7 3/4% 6/1/2019               5,290,000          56
           Will County School District General Obligation:
   3,600M    7% 12/1/2007                                                4,153,500          44
   2,080M    7.05% 12/1/2008                                             2,441,400          26
   1,175M    7.1% 12/1/2009                                              1,399,719          15
----------------------------------------------------------------------------------------------
                                                                       157,769,157       1,663
----------------------------------------------------------------------------------------------
           Louisiana--3.7%
           Louisiana State General Obligation:
  14,555M    6% 5/1/2004*                                               15,610,237         164
  14,000M    6% 5/1/2004*                                               15,015,000         158
  15,000M  New Orleans Regional Transit Auth. Sales Tax Rev.
             Zero Coupon 12/1/2021                                       4,931,250          52
----------------------------------------------------------------------------------------------
                                                                        35,556,487         374
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Massachusetts--10.3%
 $10,025M  Boston, Mass. Water & Sewer 5 3/4% 11/1/2013              $  11,077,625      $  117
           Mass. Bay Transportation Auth. Gen. Sys. Series "A":
   9,080M    5.8% 3/1/2012                                              10,033,400         106
  10,775M    5.8% 3/1/2013                                              11,919,844         125
  10,000M    5 7/8% 3/1/2015                                            11,100,000         117
   5,805M  Mass. Housing Finance Agency 6% 12/1/2012                     6,124,275          64
  15,650M  Mass. State Federal Hwy. Grant Antic. Nts. Series "A"
             5 3/4% 12/15/2013                                          17,078,063         180
  20,550M  Mass. State General Obligation 6% 8/1/2009                   22,913,250         241
   6,000M  Mass. State Water Resources Auth. 6 1/2% 7/15/2019            7,132,500          75
----------------------------------------------------------------------------------------------
                                                                        97,378,957       1,025
----------------------------------------------------------------------------------------------
           Michigan--2.0%
  10,000M  Michigan State General Obligation 6 1/4% 11/1/2012           11,512,500         121
   1,740M  Michigan State Housing Dev. Auth. Single-Family
             Mortgage Rev. 7.3% 12/1/2016                                1,770,450          19
   4,500M  Monroe County Econ. Dev. Corp. (Detroit Edison Co.)
             6.95% 9/1/2022                                              5,568,750          59
----------------------------------------------------------------------------------------------
                                                                        18,851,700         199
----------------------------------------------------------------------------------------------
           Minnesota--.1%
   1,240M  St. Paul Housing & Redev. Auth. (Como Lake Proj.)
             7 1/2% 3/1/2026 (Defaulted)(Note 1A)                        1,257,050          14
----------------------------------------------------------------------------------------------
           Missouri--3.2%
           Missouri State Health & Educational Facilities Authority:
             BJC Health System Series "A":
   6,840M    6 3/4% 5/15/2010                                            8,054,100          85
  10,175M    6 3/4% 5/15/2011                                           12,006,500         126
  10,000M  Lester E. Cox Med. Ctr. Zero Coupon 9/1/2016                  4,487,500          47
   5,245M  SSM Health Care 6 1/4% 6/1/2007                               5,474,469          58
----------------------------------------------------------------------------------------------
                                                                        30,022,569         316
----------------------------------------------------------------------------------------------
           Nevada--.7%
           Las Vegas New Convention & Visitors Auth. Rev:
   3,500M    5 3/4% 7/1/2015                                             3,753,750          40
   2,500M    5 3/4% 7/1/2017                                             2,662,500          28
----------------------------------------------------------------------------------------------
                                                                         6,416,250          68
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           New Jersey--2.7%
$  3,265M  Delaware River Port Auth. PA & NJ Rev.
             5 3/4% 1/1/2022                                          $  3,440,494       $  36
   5,000M  New Jersey State Trans. Auth. Series "A"
             5 3/4% 6/15/2018                                            5,531,250          58
  10,000M  New Jersey State Trans. Corp. Ctfs. Fed. Trans.
             Admin. Grants Series "A" 5 3/4% 9/15/2011                  10,900,000         115
   5,000M  New Jersey State Turnpike Auth. Rev.
             6 1/2% 1/1/2016                                             5,918,750          62
----------------------------------------------------------------------------------------------
                                                                        25,790,494         271
----------------------------------------------------------------------------------------------
           New Mexico--.3%
   1,000M  Farmington Power Rev. Gen. Dev. 9 7/8% 7/1/2005*              1,206,250          13
   1,875M  New Mexico Mortgage Finance Auth. Single-Family
             Mortgage 8% 1/1/2017                                        1,880,119          20
----------------------------------------------------------------------------------------------
                                                                         3,086,369          33
----------------------------------------------------------------------------------------------
           New York--6.9%
  22,250M  New York City Municipal Water Finance Auth. Rev.
             6% 6/15/2021                                               25,114,688         264
           New York State Dorm. Auth. Rev.
             New York University:
   5,000M    5 7/8% 5/15/2017                                            5,600,000          59
  10,000M    Series "A" 5 3/4% 7/1/2027                                 10,987,500         116
   5,000M  New York State General Obligation 6% 6/15/2011                5,343,750          56
   6,385M  New York State Housing Finance Agy. Rev.
             5 7/8% 11/1/2010                                            6,784,063          71
   5,840M  Suffolk County N.Y. Indl. Dev. Agy. Southwest
             Swr. Sys. 6% 2/1/2008                                       6,445,900          68
   5,000M  Suffolk County N.Y. Judicial Facs. Agy. (John P.
             Cohalan Complex) 5 3/4% 10/15/2013                          5,450,000          57
----------------------------------------------------------------------------------------------
                                                                        65,725,901         691
----------------------------------------------------------------------------------------------
           North Carolina--2.1%
           North Carolina Municipal Power Agency (Catawba):
   8,950M    6% 1/1/2010                                                 9,923,312         104
   8,945M    6% 1/1/2011                                                 9,906,588         104
----------------------------------------------------------------------------------------------
                                                                        19,829,900         208
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           North Dakota--1.3%
 $10,500M  Mercer County Pollution Control Rev. (Basin Elec.
             Pwr. Coop.) 7.2% 6/30/2013                              $  12,718,125      $  134
----------------------------------------------------------------------------------------------
           Ohio--.7%
   6,000M  Jefferson County Jail Constr. 5 3/4% 12/1/2019                6,615,000          70
----------------------------------------------------------------------------------------------
           Oklahoma--1.8%
   9,000M  Grand River Dam Auth. Rev. 5 3/4% 6/1/2008                    9,832,500         104
   5,540M  Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.)
             6% 8/15/2017                                                5,941,650          63
   1,420M  Tulsa County Home Finance Auth. Single-Family
             Mortgage 7.35% 11/1/2010                                    1,454,591          15
----------------------------------------------------------------------------------------------
                                                                        17,228,741         182
----------------------------------------------------------------------------------------------
           Oregon--1.9%
           Portland Urban Renewal & Redev. South Park
             Blocks Series "A":
   2,695M    5 3/4% 6/15/2015                                            2,927,444          31
   2,630M    5 3/4% 6/15/2016                                            2,846,975          30
   2,065M    5 3/4% 6/15/2017                                            2,227,619          23
  10,000M  Salem-Keizer School District General Obligation
             5 3/8% 6/1/2014                                            10,425,000         110
----------------------------------------------------------------------------------------------
                                                                        18,427,038         194
----------------------------------------------------------------------------------------------
           Pennsylvania--2.1%
   5,000M  Pennsylvania State General Obligation
             6 3/4% 11/15/2013                                           5,512,500          58
  12,050M  Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013           14,113,563         149
----------------------------------------------------------------------------------------------
                                                                        19,626,063         207
----------------------------------------------------------------------------------------------
           South Dakota--.5%
   3,855M  South Dakota Hlth. & Edl. Facs. Auth. (McKennan
             Hosp.) 7 5/8% 7/1/2014                                      4,616,363          49
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Texas--11.6%
           Austin, Texas Utilities System Revenue:
 $16,000M    6% 11/15/2013                                           $  18,020,000      $  190
  30,465M    Zero Coupon 5/15/2018                                      12,224,081         129
  29,410M    Zero Coupon 5/15/2019                                      11,102,275         117
   5,000M  Bexar County, Texas Hlth. Facilities (Baptist Mem.)
             6 3/4% 8/15/2004*                                           5,518,750          58
           Harris County Toll Road Senior Lien:
  11,065M    Series "A" 6 1/2% 8/15/2012                                12,904,556         136
   7,305M    Series "A" 6 1/2% 8/15/2013                                 8,601,638          91
           Houston Water Conveyance System Ctfs. of Partn.:
   2,250M    6 1/4% 12/15/2012                                           2,576,250          27
   4,705M    6 1/4% 12/15/2013                                           5,416,631          57
   4,950M    6 1/4% 12/15/2014                                           5,717,250          60
   6,035M    6 1/4% 12/15/2015                                           6,932,706          73
   5,300M  Rio Grande Valley Hlth. Facility Dev. Corp. (Valley
             Baptist Med. Ctr.) 6.4% 8/1/2012                            5,545,125          58
   5,000M  Texas Public Finance Auth. 6.2% 2/1/2005                      5,356,250          56
  10,000M  University Houston Revs. Cons. 5 1/2% 2/15/2030              10,200,000         107
----------------------------------------------------------------------------------------------
                                                                       110,115,512       1,159
----------------------------------------------------------------------------------------------
           Utah--1.0%
   1,935M  Provo, Utah Electric System Revenue
             10 3/8% 9/15/2015                                           2,752,538          29
           Salt Lake County Water Conservancy District Revenue:
   3,800M    Zero Coupon 10/1/2011                                       2,270,500          24
   3,800M    Zero Coupon 10/1/2012                                       2,137,500          23
   3,760M    Zero Coupon 10/1/2013                                       2,006,900          21
----------------------------------------------------------------------------------------------
                                                                         9,167,438          97
----------------------------------------------------------------------------------------------
           Washington--.6%
  15,665M  Washington State Zero Coupon 1/1/2021                         5,365,262          56
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Wisconsin--1.6%
 $12,000M  Superior, Wisconsin Limited Obligation Rev.
             (Midwest Energy) 6.9% 8/1/2021                           $ 4,760,000       $  155
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $845,206,295)           99.0%     940,066,840       9,897
Other Assets, Less Liabilities                                1.0        9,803,221         103
----------------------------------------------------------------------------------------------
Net Assets                                                  100.0%    $949,870,061     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First
Investors Insured Tax Exempt Fund II (Class A shares) and the Lehman Brothers Municipal Bond Index.

                         INSURED TAX         LEHMAN BROTHERS
                      EXEMPT FUND II    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,621                  11,215
Dec-92                        11,783                  12,203
Dec-93                        13,638                  13,702
Dec-94                        13,099                  12,993
Dec-95                        15,789                  15,279
Dec-96                        16,438                  15,928
Dec-97                        18,131                  17,392
Dec-98                        19,471                  18,519
Dec-99                        19,097                  18,137
Dec-00                        21,676                  20,256

                             Average Annual Total Return*
Class A Shares         N.A.V. Only               S.E.C. Standardized
One Year                 13.50%                       6.40%
Five Years                6.54%                       5.17%
Ten Years                 8.74%                       8.04%
S.E.C. 30-Day Yield                    3.67%

The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 12/18/00 the maximum sales charge was 4.75%). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 5.41%, 4.21% and 6.74%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.80%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.6%
           Alabama--4.5%
  $  250M  Coffee County Public Bldg. Auth. 6.1% 9/1/2016               $  272,500      $  170
     440M  Pelham General Obligation Wts. 5 3/8% 12/1/2019                 450,450         281
----------------------------------------------------------------------------------------------
                                                                           722,950         451
----------------------------------------------------------------------------------------------
           Arizona--1.9%
     250M  Maricopa County Ind. Dev. Hosp. Facs. Rev.
             (Samaritan Hlth. Svcs.) 7% 12/1/2016                          303,438         189
----------------------------------------------------------------------------------------------
           California--8.5%
     690M  Jefferson High School District (San Mateo Cnty.)
             6 1/4% 2/1/2017                                               810,750         506
     500M  San Francisco City & County Redev. Agy.
             (Moscone Ctr.) 6 3/4% 7/1/2015                                556,250         347
----------------------------------------------------------------------------------------------
                                                                         1,367,000         853
----------------------------------------------------------------------------------------------
           Florida--2.3%
     335M  Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                      367,244         229
----------------------------------------------------------------------------------------------
           Illinois--10.5%
     500M  Chicago Board of Education 6 1/4% 12/1/2012                     573,125         358
     500M  Chicago General Obligation 6% 7/1/2005*                         544,375         340
     500M  Illinois Development Finance Auth. (Rockford
             School #205) 6.55% 2/1/2009                                   571,875         357
----------------------------------------------------------------------------------------------
                                                                         1,689,375       1,055
----------------------------------------------------------------------------------------------
           Maine--1.7%
     250M  Maine Municipal Bond Bank 6 1/2% 11/1/2014                      271,563         170
----------------------------------------------------------------------------------------------
           Massachusetts--3.5%
     500M  Massachusetts Bay Trans. Auth. Gen. Sys. Series "A"
             5.8% 3/1/2013                                                 553,125         345
----------------------------------------------------------------------------------------------
           Michigan--7.2%
   1,000M  Howell Public Schools Gen. Oblig. Zero Coupon
              5/1/2006*                                                    363,750         227
     750M  Milan Area School District 5 5/8% 5/1/2017                      789,375         493
----------------------------------------------------------------------------------------------
                                                                         1,153,125         720
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Missouri--11.4%
  $  200M  Liberty Sewer System Rev. 6.15% 2/1/2015                     $  220,750      $  138
     500M  Missouri State Hlth. & Edl. Facs. Auth. (BJC
             Hlth. Sys.) Series "A" 6 3/4% 5/15/2010                       588,750         368
     310M  Springfield Pub. Bldg. Corp. Leasehold Rev.
             (Springfield Rec. Proj.) Series "B" 5.85% 6/1/2014            338,675         211
     250M  St. Joseph's School District 5 3/4% 3/1/2019                    267,187         167
     375M  St. Louis County Pattonville School District #3
             5 3/4% 3/1/2017                                               403,594         252
----------------------------------------------------------------------------------------------
                                                                         1,818,956       1,136
----------------------------------------------------------------------------------------------
           New York--2.0%
     290M  New York City Municipal Water Finance Auth. Rev.
             5 7/8% 6/15/2012                                              324,437         203
----------------------------------------------------------------------------------------------
           North Carolina--6.3%
     500M  Broad River North Carolina Water Auth.
             5 3/8% 6/1/2026                                               508,750         317
     500M  Cumberland County North Carolina Finance Corp.
             Rev. 5% 6/1/2016                                              502,500         314
----------------------------------------------------------------------------------------------
                                                                         1,011,250         631
----------------------------------------------------------------------------------------------
           Ohio--3.0%
     450M  Youngstown Ohio General Obligation 6% 12/1/2031                 486,000         303
----------------------------------------------------------------------------------------------
           Oregon--3.4%
     500M  Oregon State Dept. of Administrative Services Ctfs.
             of Partn. 5.65% 5/1/2007*                                     541,875         338
----------------------------------------------------------------------------------------------
           Pennsylvania--12.6%
     525M  Erie General Obligation 5 3/4% 5/15/2007*                       567,656         354
     500M  Erie Sewer Authority Revenue 5 7/8% 6/1/2018                    540,625         337
     350M  Philadelphia Water & Wastewater Revenue
             6 1/4% 8/1/2012                                               401,188         251
     500M  Riverside Pennsylvania School District
             5 1/2% 10/15/2020                                             513,750         321
----------------------------------------------------------------------------------------------
                                                                         2,023,219       1,263
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Puerto Rico--6.6%
  $  400M  Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
             6 1/4% 7/1/2014                                            $  469,500      $  293
     545M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
             6 1/4% 7/1/2016                                               585,875         366
----------------------------------------------------------------------------------------------
                                                                         1,055,375         659
----------------------------------------------------------------------------------------------
           Texas--12.2%
     505M  Austin Texas Utility Systems Rev. 6% 11/15/2013                 568,756         355
     500M  Harris County General Obligation 6 1/2% 8/15/2013               588,750         368
     250M  Houston Water Conveyance System Ctfs. of Partn.
             6 1/4% 12/15/2012                                             286,250         179
     500M  Midlothian Water District 5 3/8% 9/1/2016                       515,625         322
----------------------------------------------------------------------------------------------
                                                                         1,959,381       1,224
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,258,186)                       15,648,313       9,769
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX-EXEMPT INVESTMENTS--1.3%
     200M  Ohio State Water Dev. Auth. Rev. Series "B"
             Adjustable Rate Note 4.85% (cost $200,000)**                  200,000         125
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $14,458,186)       98.9%     15,848,313       9,894
Other Assets, Less Liabilities                                 1.1         169,833         106
----------------------------------------------------------------------------------------------
Net Assets                                                   100.0%    $16,018,146     $10,000
==============================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December
   31, 2000.

See notes to financial statements





Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

                    NEW YORK INSURED         LEHMAN BROTHERS
                       TAX FREE FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,409                  11,215
Dec-92                        11,314                  12,203
Dec-93                        12,426                  13,702
Dec-94                        11,801                  12,993
Dec-95                        13,624                  15,279
Dec-96                        14,026                  15,928
Dec-97                        15,123                  17,392
Dec-98                        15,969                  18,519
Dec-99                        15,383                  18,137
Dec-00                        17,292                  20,256

                            Average Annual Total Return*
Class A Shares       N.A.V. Only                   S.E.C. Standardized
One Year              12.41%                             5.39%
Five Years             4.88%                             3.53%
Ten Years              6.32%                             5.63%
S.E.C. 30-Day Yield                    3.51%
Class B Shares
One Year              11.65%                             7.65%
Five Years             4.16%                             3.82%
Since Inception
(1/12/95)              5.71%                             5.58%
S.E.C. 30-Day Yield                    3.10%

The graph compares a $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 5.28%, 3.46% and 5.59%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.39%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 7.53%, 3.74% and 4.09%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.98%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.9%
           Education--20.7%
           New York State Dormitory Authority Revenues:
             City University:
$  2,000M    5 3/4% 7/1/2012                                          $  2,192,500      $  127
   5,955M    5 3/4% 7/1/2013                                             6,602,606         383
   3,000M    6% 7/1/2020                                                 3,390,000         197
   2,350M  Colgate University 6% 7/1/2021                                2,652,563         154
           New York University:
   1,610M    6% 7/1/2018                                                 1,825,337         106
   6,000M    5 3/4% 7/1/2027                                             6,592,500         382
   1,000M  Pace University 6 1/2% 7/1/2012                               1,173,750          68
   1,000M  Rome New York City School District
              5 1/2% 6/15/2016                                           1,048,750          61
           Special Act School Districts Program:
   1,375M    6% 7/1/2012                                                 1,543,437          89
   1,460M    6% 7/1/2013                                                 1,629,725          95
           State University Educational Facilities:
   1,000M    5 7/8% 5/15/2011                                            1,117,500          65
   3,500M    5 1/2% 5/15/2013                                            3,797,500         220
   2,000M    5 1/4% 5/15/2015                                            2,112,500         123
----------------------------------------------------------------------------------------------
                                                                        35,678,668       2,070
----------------------------------------------------------------------------------------------
           General Obligation--24.3%
           Buffalo:
   1,040M    6% 12/1/2013                                                1,157,000          67
   1,065M    6% 12/1/2014                                                1,178,156          68
   1,250M  Monroe County 6% 3/1/2015                                     1,415,625          82
           Nassau County:
   3,845M    6 1/2% 11/1/2004*                                           4,282,367         248
   4,355M    5.7% 8/1/2012                                               4,627,188         269
           New York City:
   3,355M    6.95% 8/15/2004*                                            3,711,468         215
   3,000M    6.2% 8/1/2008                                               3,363,750         195
   1,000M    7 1/4% 3/15/2018                                            1,028,750          60
   4,570M    5 3/4% 5/15/2024                                            4,849,913         281
           Niagara Falls Public Improvement:
   1,340M    7 1/2% 3/1/2012                                             1,683,375          98
   1,680M    7 1/2% 3/1/2015                                             2,160,900         125
   1,600M    7 1/2% 3/1/2018                                             2,088,000         121
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           General Obligation (continued)
  $1,750M  North Hempstead 6.4% 4/1/2012                                $2,034,375        $118
   1,100M  Puerto Rico Commonwealth 6 1/4% 7/1/2013                      1,293,875          75
   4,000M  Puerto Rico Municipal Finance Agy. 6% 8/1/2015                4,450,000         258
     500M  Puerto Rico Tourist Edl. Med. & Env. Ctl. Facs.
             (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013           543,125          32
   1,900M  Yonkers Series "A" 5 3/4% 10/1/2016                           2,059,125         120
----------------------------------------------------------------------------------------------
                                                                        41,926,992       2,432
----------------------------------------------------------------------------------------------
           Health Care--8.6%
   5,500M  New York State Dorm. Auth. Rev. Mem.
             Sloan Kettering Cancer Ctr. 5 3/4% 7/1/2020                 6,008,750         349
           New York State Medical Care Facilities Agency:
   1,850M    Long Term Health Care 7 3/8% 11/1/2011                      1,876,178         109
             Mental Health Services Facilities:
   4,915M      6 1/2% 8/15/2004*                                         5,406,500         314
     825M      7 3/8% 2/15/2014                                            836,212          48
     710M      7.7% 2/15/2018                                              712,322          41
----------------------------------------------------------------------------------------------
                                                                        14,839,962         861
----------------------------------------------------------------------------------------------
           Housing--2.3%
   3,655M  New York State Housing Finance Agy. 6.05% 5/1/2011            3,910,850         227
----------------------------------------------------------------------------------------------
           Transportation--19.1%
           Metropolitan Transit Authority of New York:
             Commuter Facilities Series:
   3,200M      6 1/8% 7/1/2004*                                          3,460,000         201
   3,380M      5 1/4% 7/1/2011                                           3,570,125         207
   2,565M      5 1/4% 7/1/2012                                           2,690,044         156
   1,000M  Dedicated Tax Fund Series "A" 5 1/2% 4/1/2015                 1,081,250          63
   3,200M  Transit Facilities Series 5 1/2% 7/1/2017                     3,448,000         200
   1,500M  New York State Thruway Auth. Hwy. & Bridge
             6% 4/1/2015                                                 1,672,500          97
           Puerto Rico Commonwealth Hwy. & Trans. Auth:
   3,060M    6 1/4% 7/1/2014                                             3,591,675         208
   5,000M    6% 7/1/2018                                                 5,762,500         334
   6,900M  Triborough Bridge & Tunnel Auth. Series "Y"
             6% 1/1/2012                                                 7,762,500         450
----------------------------------------------------------------------------------------------
                                                                        33,038,594       1,916
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Utilities--10.4%
           New York City Municipal Water Finance Authority:
$  4,975M    5 7/8% 6/15/2012                                         $  5,565,781      $  323
   2,000M    5 7/8% 6/15/2013                                            2,242,500         130
   2,750M    6% 6/15/2021                                                3,104,063         180
   6,165M  Suffolk County Water Authority 6% 6/1/2017                    6,989,569         405
----------------------------------------------------------------------------------------------
                                                                        17,901,913       1,038
----------------------------------------------------------------------------------------------
           Other Revenue--12.5%
   2,500M  Nassau County Interim Finance Auth. 5 3/4% 11/15/2016         2,687,500         156
     985M  New York State Dorm. Auth. Rev. (Suffolk Cnty.
             Jud. Facs.) 7 3/8% 7/1/2016                                 1,184,463          69
   3,190M  New York State Urban Dev. Corp. Rev. (State Facs.)
             5.6% 4/1/2015                                               3,481,088         202
           Puerto Rico Public Buildings Authority:
   1,250M    6 1/4% 7/1/2013                                             1,464,063          85
   2,035M    6 1/4% 7/1/2015                                             2,388,580         139
   7,000M    5 1/2% 7/1/2021                                             7,560,000         438
   2,720M  Suffolk County Judicial Facilities Agy.
             (John P. Cohalan Complex) 5% 4/15/2016                      2,743,800         159
----------------------------------------------------------------------------------------------
                                                                        21,509,494       1,248
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $153,986,535)                     168,806,473       9,792
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
     200M  New York State Energy Res. & Dev. Auth. Poll. Ctl.
             Rev. (Niagara Mohawk Pwr.) Adjustable Rate
             Note 5.15%**                                                  200,000          12
     200M  New York State Energy Res. & Dev. Electric & Gas
             Adjustable Rate Note 4.85%**                                  200,000          12
----------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $400,000)                                                          400,000          24
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $154,386,535)                                          98.2%   169,206,473       9,816
Other Assets, Less Liabilities                                  1.8      3,179,560         184
----------------------------------------------------------------------------------------------
Net Assets                                                    100.0%  $172,386,033     $10,000
==============================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at December 31, 2000.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                             ARIZONA         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,276                  11,215
Dec-92                        11,383                  12,203
Dec-93                        13,076                  13,702
Dec-94                        12,339                  12,993
Dec-95                        14,611                  15,279
Dec-96                        15,151                  15,928
Dec-97                        16,558                  17,392
Dec-98                        17,580                  18,519
Dec-99                        17,250                  18,137
Dec-00                        19,127                  20,256

                       Average Annual Total Return*
Class A Shares      N.A.V. Only            S.E.C. Standardized
One Year              10.89%                       3.93%
Five Years             5.53%                       4.18%
Ten Years              7.39%                       6.70%
S.E.C. 30-Day Yield                 3.82%

Class B Shares
One Year               9.94%                       5.94%
Five Years             4.69%                       4.36%
Since Inception
(1/12/95)              6.56%                       6.44%
S.E.C. 30-Day Yield                 3.30%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.20%, 3.43% and 5.80%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.16%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.17%, 3.59% and 4.51%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.61%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.5%
           Certificates of Participation--4.0%
           Arizona State:
  $  100M    6.1% 5/1/2007                                              $  104,500       $  67
     375M    6 1/4% 9/1/2010                                               394,219         253
     100M  Arizona State Municipal Financing Program
             7.7% 8/1/2010                                                 122,250          78
----------------------------------------------------------------------------------------------
                                                                           620,969         398
----------------------------------------------------------------------------------------------
           Education--7.9%
     500M  Arizona State Univ. Rev. Sys. 5.65% 7/1/2014                    531,875         341
     400M  Puerto Rico Ind. Tourist Edl. Med. & Env. Ctl. Facs.
             (University Plaza Proj. ) Series "A" 5 5/8% 7/1/2013          434,500         278
     250M  University of Puerto Rico Univ. Rev. 5 3/4% 6/1/2017            269,062         172
----------------------------------------------------------------------------------------------
                                                                         1,235,437         791
----------------------------------------------------------------------------------------------
           General Obligation--32.4%
           Maricopa County School District:
     235M    #3 (Tempe) 7.3% 7/1/2009                                      282,881         181
     400M    #11 (Peoria) 6.1% 7/1/2010                                    425,000         272
     250M    #11 (Peoria) 5 1/4% 7/1/2013                                  260,000         167
     250M    #11 (Peoria) 5 1/2% 7/1/2015                                  262,187         168
     100M    #14 (Creighton) 7 7/8% 7/1/2006                               117,500          75
   1,000M    #41 (Gilbert) Zero Coupon 1/1/2008                            732,500         469
     175M    #65 (Littleton) 5% 7/1/2014                                   178,500         114
     300M    #68 (Alhambra) 6 3/4% 7/1/2014                                329,250         211
     525M    #80 (Chandler) 6 1/4% 7/1/2011                                599,813         384
     275M    #80 (Chandler) 6 1/4% 7/1/2011                                313,500         201
     200M    #213 (Tempe) 7% 7/1/2008                                      233,500         150
           Pima County Unified School District:
     500M    #6 (Marana) 5 1/4% 7/1/2015                                   515,625         330
     100M    #13 (Tanque Verde) 6.7% 7/1/2010                              110,000          71
     200M  Santa Cruz County School District #35, 6% 7/1/2008              212,500         136
           Yavapai County Elementary School District:
     230M    #6 (Cottonwood-Oak Creek) 6.7% 7/1/2009                       248,975         160
     215M    #28 (Camp Verde) 6% 7/1/2008                                  230,319         148
----------------------------------------------------------------------------------------------
                                                                         5,052,050       3,237
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Health Care--11.9%
    $650M  Maricopa County Ind. Dev. Auth. (Samaritan Hlth.
             Svcs.) 7% 12/1/2016                                          $788,937        $505
     600M  Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
             5 7/8% 1/1/2016                                               651,750         417
     100M  Mohave County Hosp. Dist. #1 (Kingman Reg.
             Med. Ctr.) 6.45% 6/1/2008                                     104,000          67
     300M  Pima County Ind. Dev. Auth. (Tucson Med. Ctr.)
             6 3/8% 4/1/2012                                               313,125         201
----------------------------------------------------------------------------------------------
                                                                         1,857,812       1,190
----------------------------------------------------------------------------------------------
           Housing--1.5%
      75M  Phoenix Hsg. Fin. Corp. Mtge. Rev. 6.65% 7/1/2006                75,188          48
     150M  Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
             6.1% 10/1/2019                                                158,250         102
----------------------------------------------------------------------------------------------
                                                                           233,438         150
----------------------------------------------------------------------------------------------
           Transportation--11.1%
     385M  Phoenix Airport Revenue 6 1/4% 7/1/2012                         414,838         266
           Puerto Rico Commonwealth Hwy. & Trans. Authority:
     300M    5 3/4% 7/1/2018                                               323,250         207
     500M    6% 7/1/2018                                                   576,250         369
     400M  Tucson Street & Hwy. User Rev. 5 3/8% 7/1/2014                  417,500         268
----------------------------------------------------------------------------------------------
                                                                         1,731,838       1,110
----------------------------------------------------------------------------------------------
           Utilities--13.9%
     200M  Central Arizona Water Conservation District
             Zero Coupon 5/1/2005                                          165,750         106
     200M  Chandler Water & Sewer Revenue 7 1/4% 7/1/2013                  247,250         159
     225M  Gilbert Water & Sewer Revenue 6 1/2% 7/1/2012                   241,875         155
     350M  Mesa Utility Systems Revenue 6 1/8% 7/1/2007*                   388,937         249
     260M  Phoenix Civic Impt. Corp. Wastewater Sys. Rev.
             6 1/4% 7/1/2017                                               293,475         188
           Tucson Water Revenue:
     250M    8% 7/1/2013                                                   325,000         208
     500M    5.3% 7/1/2016                                                 513,125         329
----------------------------------------------------------------------------------------------
                                                                         2,175,412       1,394
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Other Revenue--14.8%
  $  305M  Casa Grande Excise Tax Rev. 6.1% 4/1/2009                    $  325,207      $  208
     250M  Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015               276,250         177
     750M  Phoenic Arizona Ind. Dev. Auth. 5 5/8% 9/15/2022                763,125         489
     100M  Phoenix Civic Impt. Muni. Facs. Excise Tax Rev.
             6.6% 7/1/2004*                                                109,625          70
     400M  Sierra Vista Mun. Ppty. Corp. Muni. Facs. Rev.
             6% 1/1/2011                                                   425,500         273
     400M  Surprise Muni. Ppty. Corp. Excise Tax Rev.
             5 3/8% 7/1/2014                                               418,500         268
----------------------------------------------------------------------------------------------
                                                                         2,318,207       1,485
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,140,558)              97.5%    15,225,163       9,755
Other Assets, Less Liabilities                                  2.5        382,774         245
----------------------------------------------------------------------------------------------
Net Assets                                                    100.0%   $15,607,937     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                          CALIFORNIA         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,448                  11,215
Dec-92                        11,457                  12,203
Dec-93                        12,971                  13,702
Dec-94                        12,179                  12,993
Dec-95                        14,392                  15,279
Dec-96                        14,955                  15,928
Dec-97                        16,400                  17,392
Dec-98                        17,435                  18,519
Dec-99                        16,932                  18,137
Dec-00                        19,228                  20,256

                             Average Annual Total Return*
Class A Shares       N.A.V. Only                   S.E.C. Standardized
One Year               13.56%                           6.48%
Five Year               5.97%                           4.60%
Ten Years               7.45%                           6.76%
S.E.C. 30-Day Yield                     3.70%

Class B Shares
One Year               12.74%                           8.74%
Five Years              5.14%                           4.81%
Since Inception
(1/12/95)               6.89%                           6.77%
S.E.C. 30-Day Yield                     3.06%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 6.09%, 4.22% and 6.33%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.35%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 8.33%, 4.43% and 4.93%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.70%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--98.3%
           Certificates of Participation--4.0%
  $  500M  Castaic Lake Water Agency Water System Impt. Proj.
             7% 8/1/2012                                                $  619,375      $  401
----------------------------------------------------------------------------------------------
           Education--1.7%
     250M  University of Puerto Rico Rev. 5 3/4% 6/1/2017                  269,063         174
----------------------------------------------------------------------------------------------
           General Obligation--23.0%
     500M  Fontana School District 5 3/4% 5/1/2022                         539,375         349
     650M  Jefferson High School District (San Mateo Cnty.)
             6 1/4% 2/1/2016                                               767,000         496
     500M  Los Angeles Unified School District 5% 7/1/2021                 496,875         321
   1,000M  Placer High School District Cap. Apprec.
             Zero Coupon 8/1/2024                                          282,500         183
           Walnut Valley School District:
     750M    6% 8/1/2012                                                   853,125         552
     500M    7.2% 2/1/2016                                                 623,125         403
----------------------------------------------------------------------------------------------
                                                                         3,562,000       2,304
----------------------------------------------------------------------------------------------
           Utilities--4.4%
     250M  Fresno Sewer Revenue 6 1/4% 9/1/2014                            295,000         191
     350M  Metropolitan Water District So. Calif. Waterworks
             5 3/4% 7/1/2021                                               388,500         251
----------------------------------------------------------------------------------------------
                                                                           683,500         442
----------------------------------------------------------------------------------------------
           Transportation--4.9%
     700M  Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
             5 3/4% 7/1/2018                                               754,250         488
----------------------------------------------------------------------------------------------
           Other Revenue--60.3%
     500M  Barstow Redevelopment Agency 7% 9/1/2014                        625,000         404
   1,000M  California State Public Works Board 6 1/2% 12/1/2008          1,157,500         749
     600M  Fontana Redev. Agency Tax Alloc. Downtown Redev.
             5% 9/1/2018                                                   603,750         391
   1,000M  Long Beach Financing Auth. Rev. 6% 11/1/2017                  1,151,250         745
     500M  San Francisco City & Cnty. Pkg. Auth. Rev.
             7% 6/1/2005*                                                  569,375         368
     500M  San Francisco City & Cnty. Redev. Agy.
             (Moscone Ctr.) 6 3/4% 7/1/2015                                556,250         360
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Other Revenue (continued)
  $  500M  San Jose Redevelopment Agy. 6% 8/1/2015                      $  580,625      $  376
     700M  San Mateo Joint Powers Auth. Lease Rev.
             6 1/2% 7/1/2015                                               849,625         550
     500M  San Rafael Redevelopment Agy. 6.45% 12/1/2017                   530,000         343
     500M  Santa Ana Financing Auth. Lease Rev.
             6 1/4% 7/1/2015                                               593,750         384
     500M  Santa Margarita/Dana Point Impt. Dist.
             7 1/4% 8/1/2010                                               614,375         398
     750M  South Gate Public Financing Auth. 6% 10/1/2012                  866,250         560
     500M  South Orange County Public Finance Auth.
             7% 9/1/2011                                                   614,375         397
----------------------------------------------------------------------------------------------
                                                                         9,312,125       6,025
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,503,327)           98.3%       15,200,313       9,834
Other Assets, Less Liabilities                               1.7           256,664         166
----------------------------------------------------------------------------------------------
Net Assets                                                 100.0%      $15,456,977     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                            COLORADO         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
May-92                       $ 9,375                 $10,000
Dec-92                        10,015                  10,753
Dec-93                        11,432                  12,073
Dec-94                        10,773                  11,449
Dec-95                        12,739                  13,463
Dec-96                        13,321                  14,035
Dec-97                        14,570                  15,325
Dec-98                        15,483                  16,318
Dec-99                        15,151                  15,982
Dec-00                        16,925                  17,849

                            Average Annual Total Return*
Class A Shares       N.A.V. Only                S.E.C. Standardized
One Year              11.71%                           4.70%
Five Years             5.85%                           4.49%
Since Inception
(5/4/92)               7.04%                           6.26%
S.E.C. 30-Day Yield                   3.91%

Class B Shares
One Year              10.78%                           6.78%
Five years             5.00%                           4.67%
Since Inception
(1/12/95)              6.82%                           6.70%
S.E.C. 30-Day Yield                   3.38%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 3.72%, 3.49% and 5.16%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.03%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.74% , 3.64% and 4.18%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.45%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--98.1%
           Education--6.3%
  $  225M  Colorado Postsecondary Edl. Facilities Auth. Rev.
             (Auraria Foundation Proj.) 6% 9/1/2015                     $  238,219      $  438
     100M  University of Northern Colorado Rev. 6% 6/1/2004*               106,750         196
----------------------------------------------------------------------------------------------
                                                                           344,969         634
----------------------------------------------------------------------------------------------
           General Obligation--33.5%
     150M  Bayfield School District #10, 6 1/2% 6/1/2005*                  164,062         302
     200M  Clear Creek School District #RE 1, 6 1/4% 12/1/2016             225,250         414
     100M  Denver Colorado City & County School District #1
             5 1/4% 12/1/2016                                              102,625         189
     250M  Douglas County School District #RE 1, 8% 12/15/2009             315,938         581
     150M  Eagle Garfield & Routt Cntys. School District #RE 50J
             6.3% 12/1/2004*                                               164,250         302
           El Paso County School District:
     150M    #020, 6.2% 12/15/2007                                         167,063         307
     200M    #49, (Falcon) 5 1/2% 12/1/2013                                215,250         396
     150M  Garfield Pitkin & Eagle Cntys. School District #RE 1
             6.6% 6/15/2004*                                               163,125         300
     165M  Puerto Rico Commonwealth 6 1/4% 7/1/2012                        193,050         355
     100M  Yuma Hospital District 6.4% 11/1/2004*                          108,625         200
----------------------------------------------------------------------------------------------
                                                                         1,819,238       3,346
----------------------------------------------------------------------------------------------
           Health Care--10.8%
           Colorado Health Facilities Authority:
     200M    Poudre Valley Health Care 5 5/8% 12/1/2019                    206,750         380
     100M    Sisters of Charity 6 1/4% 5/15/2012                           113,125         208
     250M  Colorado Springs Hospital Rev. 6% 12/15/2015                    267,812         493
----------------------------------------------------------------------------------------------
                                                                           587,687       1,081
----------------------------------------------------------------------------------------------
           Transportation--8.3%
     100M  Arapahoe County Capital Impt. Hwy. Rev. (E-470)
             6.05% 8/31/2015                                               108,500         200
     200M  Colorado Dept. Trans. Rev. Antic. Notes 6% 6/15/2015            222,250         409
     100M  Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
             6 1/4% 7/1/2014                                               117,375         216
----------------------------------------------------------------------------------------------
                                                                           448,125         825
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Utilities--24.6%
  $  200M  Boulder Colorado Water & Sewer Rev. 5.6% 12/1/2016           $  210,500      $  387
     200M  Broomfield Water Activity Enterprise Wtr. Rev.
             5 1/2% 12/1/2019                                              207,500         382
     200M  Colorado Water Resources & Power Dev. Auth.
             5 3/4% 11/1/2017                                              215,000         395
           Fort Lupton Colorado Water Systems Revenue:
     105M    5% 12/1/2014                                                  106,444         196
     110M    5% 12/1/2015                                                  110,962         204
     200M  Pueblo Brd. Waterworks Rev. 6% 11/1/2014                        223,250         411
     150M  Westminster Water & Wastewater Util. Enterprise Rev.
             6% 12/1/2009                                                  158,438         291
     100M  Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013             106,375         196
----------------------------------------------------------------------------------------------
                                                                         1,338,469       2,462
----------------------------------------------------------------------------------------------
           Other Revenue--14.6%
     250M  Broomfield Colorado Ctfs. of Partn. Open Space
             5 1/2% 12/1/2020                                              257,500         474
     200M  Greeley Colorado Building Auth. 5.6% 11/1/2019                  208,000         383
     100M  Pueblo Urban Renewal Auth. Tax Increment Rev.
             6.05% 12/1/2012                                               105,500         194
     100M  Puerto Rico Municipal Finance Agy. Series "A"
             6% 7/1/2004*                                                  107,750         198
     100M  Puerto Rico Public Buildings Auth. 6 1/4% 7/1/2012              116,500         214
----------------------------------------------------------------------------------------------
                                                                           795,250       1,463
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $4,959,497)                98.1%    5,333,738       9,811
Other Assets, Less Liabilities                                   1.9       102,446         189
----------------------------------------------------------------------------------------------
Net Assets                                                     100.0%   $5,436,184     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                         CONNECTICUT         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,319                  11,215
Dec-92                        11,278                  12,203
Dec-93                        12,868                  13,702
Dec-94                        12,000                  12,993
Dec-95                        14,061                  15,279
Dec-96                        14,536                  15,928
Dec-97                        15,811                  17,392
Dec-98                        16,784                  18,519
Dec-99                        16,459                  18,137
Dec-00                        18,180                  20,256

                                Average Annual Total Return*
Class A Shares       N.A.V. Only                    S.E.C. Standardized
One Year               10.45%                               3.57%
Five Years              5.27%                               3.92%
Ten Years               6.85%                               6.16%
S.E.C. 30-Day Yield                     3.61%

Class B Shares
One Year                9.58%                               5.58%
Five Years              4.44%                               4.10%
Since Inception
(1/12/95)               6.20%                               6.08%
S.E.C. 30-Day Yield                     3.11%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.20%, 3.53% and 5.60%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.28%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.20%, 3.72% and 4.49%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.75%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.6%
           Education--16.6%
           Connecticut State Health & Educational Facilities
             Authority Revenue:
  $  725M    Choate Rosemary Hall 6.8% 7/1/2004*                        $  793,875      $  338
   1,000M    Fairfield University 5 5/8% 7/1/2016                        1,065,000         453
     500M    Loomis Chafee Sch. Proj. Series "B" 6% 7/1/2015               528,125         225
   1,000M    Trinity College 6 1/8% 7/1/2004*                            1,082,500         461
     400M  University of Connecticut 5.4% 3/1/2016                         419,000         178
----------------------------------------------------------------------------------------------
                                                                         3,888,500       1,655
----------------------------------------------------------------------------------------------
           General Obligation--37.9%
     100M  Bethel 6 1/2% 2/15/2011                                         116,500          50
     750M  Bridgeport 6 1/8% 7/15/2015                                     847,500         361
           Connecticut State:
     500M    Series "A" 5 1/4% 6/15/2013                                   523,750         223
     500M    Series "B" 5 3/4% 11/1/2013                                   546,250         233
     250M    Series "C" 5% 12/15/2016                                      252,500         107
     690M    Series "E" 6% 3/15/2012                                       777,113         331
     130M    Coventry 6.7% 12/15/2009                                      152,750          65
           Griswold:
     250M    5 3/4% 4/15/2010                                              259,063         110
     100M    6 1/4% 6/15/2010                                              114,625          49
     100M  Groton City 6 3/4% 6/1/2007                                     114,000          49
     800M  New Britain 6% 3/1/2012                                         907,000         386
           New Haven:
     250M    6% 11/1/2017                                                  277,813         118
     735M    6% 11/1/2018                                                  814,931         347
     130M  Newtown 6.7% 8/15/2010                                          153,400          65
     250M  Plainfield 6 3/8% 8/1/2011                                      262,500         112
   1,000M  Puerto Rico 6 1/4% 7/1/2012                                   1,170,000         498
     650M  Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017              686,563         292
     190M  Regional School District #5, 6.3% 3/1/2002*                     198,550          84
     330M  Southington 6.55% 4/1/2012                                      344,850         147
      90M  Stafford 6.55% 11/15/2008                                       103,613          44
     250M  Westbrook 6.4% 3/15/2010                                        288,750         123
----------------------------------------------------------------------------------------------
                                                                         8,912,021       3,794
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Health Care--11.5%
           Connecticut State Health & Educational Facilities
             Authority Revenue:
  $  450M    Bridgeport Hospital 6 1/2% 7/1/2012                        $  472,500      $  201
     400M    Child Care Facilities Program 5 1/2% 7/1/2019                 412,000         176
     500M    Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                 526,250         224
     700M    New Britain General Hospital 6 1/8% 7/1/2014                  745,500         317
     500M  Puerto Rico Indl. Tourist Edl. Med. & Env.
             Ctl. Facs. 6 1/4% 7/1/2016                                    537,500         229
----------------------------------------------------------------------------------------------
                                                                         2,693,750       1,147
----------------------------------------------------------------------------------------------
           Housing--5.6%
           Connecticut State Housing Finance Authority:
     750M    6% 11/15/2010                                                 798,750         340
     500M    5.85% 6/15/2030                                               511,875         218
----------------------------------------------------------------------------------------------
                                                                         1,310,625         558
----------------------------------------------------------------------------------------------
           Transportation--14.7%
           Connecticut State Special Tax Obligation
             Transportation Infrastructure:
     285M    6% 10/1/2004*                                                 306,019         130
     250M    6.1% 10/1/2004*                                               269,375         115
     500M    6 1/2% 10/1/2011                                              586,875         250
     250M    6 1/8% 9/1/2012                                               282,813         120
   1,750M  Puerto Rico Hwy. & Trans. Auth. 6% 7/1/2018                   2,016,875         859
----------------------------------------------------------------------------------------------
                                                                         3,461,957       1,474
----------------------------------------------------------------------------------------------
           Utilities--2.9%
           South Central Conn. Regl. Water Auth. Water Sys. Rev.:
     150M    5 7/8% 8/1/2002*                                              156,938          67
     500M    6 1/8% 8/1/2014                                               530,625         226
----------------------------------------------------------------------------------------------
                                                                           687,563         293
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Other Revenue--8.4%
  $  545M  Connecticut State Dev. Auth. Govtl. Lease Rev.
             6 1/2% 6/15/2008                                           $  594,730      $  253
     250M  Connecticut State Spl. Assessment 5 1/4% 1/1/2015               258,750         110
           Puerto Rico Public Buildings Authority:
     375M    6 1/4% 7/1/2013                                               439,217         187
     575M    6 1/4% 7/1/2015                                               674,906         287
----------------------------------------------------------------------------------------------
                                                                         1,967,603         837
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,122,126)   97.6%               22,922,019       9,758
Other Assets, Less Liabilities                       2.4                   569,170         242
----------------------------------------------------------------------------------------------
Net Assets                                         100.0%              $23,491,189     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                             FLORIDA         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,477                  11,215
Dec-92                        11,565                  12,203
Dec-93                        13,206                  13,702
Dec-94                        12,493                  12,993
Dec-95                        14,837                  15,279
Dec-96                        15,334                  15,928
Dec-97                        16,741                  17,392
Dec-98                        17,761                  18,519
Dec-99                        17,240                  18,137
Dec-00                        19,241                  20,256

                             Average Annual Total Return*
Class A Shares         N.A.V. Only               S.E.C. Standardized
One Year                 11.61%                        4.62%
Five Years                5.33%                        3.98%
Ten Years                 7.45%                        6.76%
S.E.C. 30-Day Yield                      3.80%

Class B Shares
One Year                 10.67%                        6.67%
Five Years                4.51%                        4.17%
Since Inception
(1/12/95)                 6.53%                        6.41%
S.E.C. 30-Day Yield                      3.25%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.29%, 3.62% and 6.18%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.50%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 6.32%, 3.82% and 4.68%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.94%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.9%
           General Obligation--11.3%
$  1,000M  Hillsborough County School Board 5 3/8% 7/1/2026           $  1,013,750      $  379
   1,325M  Miami-Dade County School District 5 3/8% 8/1/2015             1,407,813         526
     500M  North Springs Improvement District 7% 10/1/2009                 593,125         222
----------------------------------------------------------------------------------------------
                                                                         3,014,688       1,127
----------------------------------------------------------------------------------------------
           Health Care--7.1%
   1,000M  Escambia County Health Facilities Auth. Rev.
             5.95% 7/1/2020                                              1,088,750         407
     750M  Puerto Rico Indl. Tourist Edl. Med. & Env.
             Ctl. Facs. 6 1/4% 7/1/2016                                    806,250         302
----------------------------------------------------------------------------------------------
                                                                         1,895,000         709
----------------------------------------------------------------------------------------------
           Transportation--14.9%
     500M  Dade County Aviation Rev. Series "A" 6% 10/1/2010               540,625         202
   1,000M  Miami-Dade County Aviation Rev. (Miami Int'l.
             Airport) 5.35% 10/1/2013                                    1,056,250         395
   1,000M  Miami-Dade County Expressway Auth. Toll Sys. Rev.
             6% 7/1/2014                                                 1,113,750         416
     455M  Port Palm Beach District Rev. 6 1/4% 9/1/2008                   477,750         179
     700M  Puerto Rico Commonwealth Hwy. & Trans. Auth.
             Rev. 6% 7/1/2018                                              806,750         302
----------------------------------------------------------------------------------------------
                                                                         3,995,125       1,494
----------------------------------------------------------------------------------------------
           Utilities--36.9%
   1,000M  Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                    1,096,250         410
           Escambia County Utilities Auth. Util. Sys. Rev:
     500M    6 1/4% 1/1/2013                                               574,375         215
   1,000M    6 1/4% 1/1/2015                                             1,152,500         431
   1,495M  Lakeland Electric & Water Rev. 6.05% 10/1/2014                1,698,694         635
     155M  Miramar Utilities Improvement Rev. 6.4% 10/1/2007               167,981          63
     550M  North Port Florida Utilities Rev. 5 1/8% 10/1/2020              552,750         207
   1,000M  Orlando Utilities Community Water & Elec. Rev.
             6 3/4% 10/1/2017                                            1,205,000         450
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Utilities (continued)
$  1,000M  Plant City Utility System Rev. 6% 10/1/2015                $  1,131,250      $  423
     345M  Seminole County Water & Sewer Rev. 6% 10/1/2019                 385,106         144
   1,000M  St. John's County Water & Sewer Rev.
             5 1/2% 6/1/2011                                             1,083,750         405
     750M  West Melbourne Water & Sewer Rev.
             6 3/4% 10/1/2014                                              814,688         304
----------------------------------------------------------------------------------------------
                                                                         9,862,344       3,687
----------------------------------------------------------------------------------------------
           Other Revenue--27.7%
           Florida Municipal Loan Council Revenue:
   1,160M    6% 4/1/2015                                                 1,284,700         480
   1,000M    5 3/8% 11/1/2025                                            1,016,250         380
   1,000M  Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011             1,065,000         398
   1,000M  Jacksonville Capital Improvement
             (Gator Bowl Project) 5 7/8% 10/1/2015                       1,056,250         395
     350M  Jacksonville Excise Taxes Rev. 6 1/2% 10/1/2013                 368,374         138
     405M  Orange County Tourist Dev. Tax Rev. 5.9% 10/1/2010              453,600         170
   1,000M  Palm Beach County Criminal Justice Facs. Rev.
             5 3/8% 6/1/2011                                             1,072,500         401
   1,000M  Tampa Sports Auth. Sales Tax Rev. (Tampa Bay
             Arena) 5 3/4% 10/1/2020                                     1,100,000         411
----------------------------------------------------------------------------------------------
                                                                         7,416,674       2,773
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,059,363)               97.9%   26,183,831       9,790
Other Assets, Less Liabilities                                   2.1       562,364         210
----------------------------------------------------------------------------------------------
Net Assets                                                     100.0%  $26,746,195     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                             GEORGIA         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
May-92                       $ 9,375                 $10,000
Dec-92                         9,803                  10,753
Dec-93                        11,289                  12,073
Dec-94                        10,760                  11,449
Dec-95                        12,740                  13,463
Dec-96                        13,242                  14,035
Dec-97                        14,565                  15,325
Dec-98                        15,451                  16,318
Dec-99                        14,981                  15,982
Dec-00                        17,020                  17,849

                             Average Annual Total Return*
Class A Shares         N.A.V. Only               S.E.C. Standardized
One Year                 13.61%                         6.48%
Five Years                5.97%                         4.60%
Since Inception
(5/1/92)                  7.11%                         6.32%
S.E.C. 30-Day Yield                     4.03%

Class B Shares
One Year                 12.76%                         8.76%
Five Years                5.13%                         4.80%
Since Inception
(1/12/95)                 6.95%                         6.83%
S.E.C. 30-Day Yield                     3.50%

The graph compares a $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund - Georgia Fund (Class A shares) beginning 5/1/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended
  12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.41%, 3.49% and 4.97%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.05%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 7.62%, 3.67% and 4.21%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.74%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.0%
           Education--6.6%
  $  250M  Fulton County Dev. Auth. Rev. (Morehouse College)
             6 1/4% 12/1/2021                                           $  280,000      $  409
           Private Colleges & Universities Facilities Authority:
      80M    Mercer University Project 6.35% 11/1/2006                      88,800         130
      80M    Spelman University Project 6% 6/1/2009                         85,400         125
----------------------------------------------------------------------------------------------
                                                                           454,200         664
----------------------------------------------------------------------------------------------
           General Obligation--15.7%
     255M  Atlanta 5 3/8% 12/1/2018                                        262,012         383
     100M  Hall County School District 6.7% 12/1/2004*                     110,875         162
     100M  Mitchell County School District 6 1/2% 3/1/2009                 109,625         160
     125M  Paulding County School District 6% 2/1/2013                     141,250         206
     100M  Peach County School District 6.4% 2/1/2005*                     110,000         161
     150M  Pike County School District 5.7% 2/1/2016                       163,875         239
     150M  Puerto Rico Commonwealth 6 1/4% 7/1/2012                        175,500         256
----------------------------------------------------------------------------------------------
                                                                         1,073,137       1,567
----------------------------------------------------------------------------------------------
           Health Care--2.0%
     125M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
             6 1/4% 7/1/2016                                               134,375         196
----------------------------------------------------------------------------------------------
           Housing--2.3%
     150M  Georgia State Housing & Finance Auth. Rev.
             5.7% 12/1/2011                                                158,813         232
----------------------------------------------------------------------------------------------
           Transportation--9.3%
     300M  Metropolitan Atlanta Rapid Transit Auth.
             6 1/4% 7/1/2011                                               345,000         504
     250M  Puerto Rico Commonwealth Hwy. & Trans. Auth.
             Hwy. Rev. 6% 7/1/2018                                         288,125         421
----------------------------------------------------------------------------------------------
                                                                           633,125         925
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Utilities--34.1%
  $  235M  Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017             $  251,156      $  367
     255M  Brunswick Water & Sewer Rev. 6.1% 10/1/2019                     286,556         419
     250M  Columbia County Water & Sewer Rev.
             6 1/4% 6/1/2014                                               283,750         415
      85M  Conyers Water & Sewer Rev. 6.45% 7/1/2010                        92,119         135
     250M  Forsyth County Water & Sewer Auth. Rev.
             6 1/4% 4/1/2019                                               279,062         408
     250M  Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                287,813         421
           Georgia Municipal Gas Authority Revenue:
      80M    City of Buford Gas 6.8% 11/1/2009                              88,000         129
     250M    City of Buford Gas 5 1/2% 11/1/2012                           268,438         392
     100M    Warner Robbins 5.8% 1/1/2015                                  106,750         156
     250M  Milledgeville Water & Sewer Rev. 6% 12/1/2021                   278,750         407
     100M  St. Mary's Water & Sewer Rev. 6 1/8% 7/1/2018                   113,125         165
----------------------------------------------------------------------------------------------
                                                                         2,335,519       3,414
----------------------------------------------------------------------------------------------
           Other Revenue--27.0%
      80M  Appling County Dev. Auth. Pollution Control. Rev.
             7.1% 1/1/2014                                                  86,800         127
     250M  Atlanta & Fulton Counties Rec. Auth. Rev.
             5 1/4% 12/1/2016                                              258,125         377
     500M  Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
             5 1/2% 10/1/2018                                              532,500         778
     250M  College Park Dev. Auth. (Civic Ctr. Proj.) Rev.
             5 3/4% 9/1/2026                                               266,250         389
      80M  Downtown Smyrna Dev. Auth. Rev. 6.7% 2/1/2005*                   88,900         130
     200M  Fayette County Public Facilities Auth. Rev.
             (Criminal Jus. Ctr.) 6 1/4% 6/1/2017                          225,250         329
     100M  Puerto Rico Public Bldgs. Auth. 6 1/4% 7/1/2013                 117,125         171
     250M  Puerto Rico Public Finance Corp. Comwlth.
             Approp. Series "A" 5 3/8% 6/1/2015                            271,875         397
----------------------------------------------------------------------------------------------
                                                                         1,846,825       2,698
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $6,108,325)                 97.0%   6,635,994       9,696
Other Assets, Less Liabilities                                    3.0      208,173         304
----------------------------------------------------------------------------------------------
Net Assets                                                      100.0%  $6,844,167     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                            MARYLAND         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,169                  11,215
Dec-92                        11,122                  12,203
Dec-93                        12,748                  13,702
Dec-94                        12,035                  12,993
Dec-95                        14,140                  15,279
Dec-96                        14,611                  15,928
Dec-97                        16,013                  17,392
Dec-98                        17,034                  18,519
Dec-99                        16,602                  18,137
Dec-00                        18,602                  20,256

                             Average Annual Total Return*
Class A Shares       N.A.V. Only               S.E.C. Standardized
One Year               12.05%                         5.06%
Five Years              5.64%                         4.29%
Ten Years               7.09%                         6.40%
S.E.C. 30-Day Yield                  3.91%

Class B Shares
One Year               11.17%                         7.17%
Five Years              4.80%                         4.47%
Since Inception
(1/12/95)               6.59%                         6.47%
S.E.C. 30-Day Yield                  3.34%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.27%, 3.49% and 5.41%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.20%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 6.33%, 3.67% and 4.17%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.59%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.4%
           Certificates of Participation--4.6%
  $  750M  Baltimore Board of Education Admin. Proj.
             5.8% 4/1/2011                                              $  828,750      $  463
----------------------------------------------------------------------------------------------
           Education--9.7%
           Morgan State University Academic & Auxiliary
             Facilities Fees Revenue:
     500M    6.05% 7/1/2015                                                569,375         318
     200M    6.1% 7/1/2020                                                 229,250         128
     450M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
             (University Plaza Proj.) 5 5/8% 7/1/2013                      488,813         273
     430M  St. Mary's College Rev. 5.45% 9/1/2020                          442,362         247
----------------------------------------------------------------------------------------------
                                                                         1,729,800         966
----------------------------------------------------------------------------------------------
           General Obligation--29.5%
     350M  Anne Arundel County Water & Sewer 6.3% 8/1/2005*                384,125         214
           Baltimore, Maryland:
     100M    6.3% 10/15/2004                                               107,625          60
     100M    7% 10/15/2009                                                 118,625          66
     250M    5 5/8% 10/15/2012                                             268,125         150
     700M    5 1/2% 10/15/2015                                             760,375         425
     100M  Chesapeake Beach 6 1/2% 5/1/2012                                101,758          57
           Frederick, Maryland:
     100M    6 1/8% 12/1/2008                                              105,250          59
     200M    6 1/8% 10/1/2014                                              214,750         120
     700M  Prince Georges County Cons. Pub. Impt.
             5 1/4% 4/15/2011                                              740,250         413
           Puerto Rico Commonwealth:
     425M    6 1/4% 7/1/2012                                               497,250         278
     250M    5.65% 7/1/2015                                                280,625         157
     425M  Queen Annes County Public Facility 5 1/4% 1/15/2014             445,719         249
     325M  Washington County 5.8% 1/1/2013                                 345,313         193
     350M  Wicomico County 5 1/2% 12/1/2016                                369,250         206
     500M  Worcester County 5 5/8% 3/1/2014                                535,625         299
----------------------------------------------------------------------------------------------
                                                                         5,274,665       2,946
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Health Care--8.7%
    $500M  Maryland State Health & Higher Edl. Facs.
           (Maryland General Hosp.) 6 1/8% 7/1/2014                       $531,875        $298
     250M  Maryland State Indl. Dev. Fin. Auth. (Holy Cross
             Hlth. Sys.) 5.7% 7/1/2010                                     270,625         151
     325M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs
             6 1/4% 7/1/2016                                               349,375         195
     350M  Takoma Park Hospital Facilities (Adventist Hosp.)
             6 1/2% 9/1/2012                                               408,625         228
----------------------------------------------------------------------------------------------
                                                                         1,560,500         872
----------------------------------------------------------------------------------------------
           Housing--10.6%
     250M  Baltimore County Mortgage Rev. (Old Orchard Apts.)
             7% 7/1/2016                                                   267,187         149
           Maryland State Community Dev. Admin. Dept. Hsg. &
             Community Dev.:
     345M    7% 4/1/2014                                                   362,681         203
     550M    5 7/8% 7/1/2016                                               574,063         321
     500M  Montgomery County Multi-Family Mortgage Rev.
             6% 7/1/2020                                                   533,750         298
     150M  Montgomery County Single-Family Mortgage Rev.
             6 1/2% 7/1/2011                                               158,625          89
----------------------------------------------------------------------------------------------
                                                                         1,896,306       1,060
----------------------------------------------------------------------------------------------
           Transportation--7.7%
     500M  Maryland State Dept. of Trans. Zero Coupon 7/1/2012             288,125         161
           Puerto Rico Highway & Transportation Authority:
     525M    6 1/4% 7/1/2014                                               616,219         344
     410M    6% 7/1/2018                                                   472,525         265
----------------------------------------------------------------------------------------------
                                                                         1,376,869         770
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Utilities--8.2%
           Baltimore Revenue Water Project:
  $  250M    5.8% 7/1/2015                                              $  265,000      $  148
     220M    6% 7/1/2019                                                   239,800         134
           Baltimore Wastewater Utilities Revenue:
     215M    6 1/4% 7/1/2002*                                              226,019         126
     200M    6% 7/1/2015                                                   226,750         127
     500M    5 1/2% 7/1/2019                                               518,125         289
----------------------------------------------------------------------------------------------
                                                                         1,475,694         824
----------------------------------------------------------------------------------------------
           Other Revenue--18.4%
           Baltimore Convention Center:
     250M    6.1% 9/1/2004*                                                266,875         149
     250M    5 1/2% 9/1/2014                                               265,312         148
     250M  Maryland Stadium Auth. 5 7/8% 12/15/2013                        265,313         148
     100M  Montgomery County Parking Rev. (Bethesda Parking
             Lot) 6 1/4% 6/1/2009                                          104,750          58
     950M  Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017            1,003,437         560
     500M  Puerto Rico Public Buildings Auth. 6 1/4% 7/1/2015              586,875         327
     750M  Puerto Rico Public Finance Corp. Comwlth. Approp.
             Series "A" 5 3/8% 6/1/2015                                    815,625         454
----------------------------------------------------------------------------------------------
                                                                         3,308,187       1,844
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,224,706)               97.4%   17,450,771       9,745
Other Assets, Less Liabilities                                   2.6       457,457         255
----------------------------------------------------------------------------------------------
Net Assets                                                     100.0%  $17,908,228     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                       MASSACHUSETTS         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,460                  11,215
Dec-92                        11,485                  12,203
Dec-93                        12,855                  13,702
Dec-94                        12,176                  12,993
Dec-95                        14,255                  15,279
Dec-96                        14,681                  15,928
Dec-97                        15,894                  17,392
Dec-98                        16,742                  18,519
Dec-99                        16,342                  18,137
Dec-00                        18,275                  20,256

                             Average Annual Total Return*
Class A Shares       N.A.V. Only                     S.E.C. Standardized
One Year               11.83%                              4.88%
Five Years              5.09%                              3.75%
Ten Years               6.90%                              6.21%
S.E.C. 30-Day Yield                    3.85%

Class B Shares
One Year               10.95%                              6.95%
Five Years              4.27%                              3.93%
Since Inception
(1/12/95)               6.06%                              5.94%
S.E.C. 30-Day Yield                    3.32%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.51%, 3.38% and 5.80%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.52%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 6.55%, 3.56% and 4.22%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.97%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--96.9%
           Certificates of Participation--4.0%
$  1,000M  Plymouth County Correctional Facility 5% 4/1/2022            $  971,250      $  401
----------------------------------------------------------------------------------------------
           Education--9.2%
   1,000M  Massachusetts State College Bldg. Auth. Proj.
             5 1/8% 5/1/2019                                             1,002,500         414
   1,000M  University of Massachusetts Bldg. Auth. Rev.
             6 7/8% 5/1/2014                                             1,215,000         502
----------------------------------------------------------------------------------------------
                                                                         2,217,500         916
----------------------------------------------------------------------------------------------
           General Obligation--27.5%
     750M  Boston 5 7/8% 8/1/2012                                          789,375         326
           Massachusetts General Obligation:
     300M    7% 7/1/2009                                                   355,125         147
   1,000M    6% 8/1/2010                                                 1,122,500         464
   1,000M  Plymouth General Obligation 5 1/4% 10/15/2020                 1,013,750         419
   1,155M  Quaboag Regional School District 5 1/2% 6/1/2017              1,209,863         499
   1,000M  Springfield 6% 10/1/2015                                      1,103,750         456
   1,040M  Westford 5 1/8% 4/1/2017                                      1,056,900         437
----------------------------------------------------------------------------------------------
                                                                         6,651,263       2,748
----------------------------------------------------------------------------------------------
           Health Care--18.7%
   1,000M  Harvard Pilgrim Health Care 5 1/4% 7/1/2013                   1,010,000         417
     750M  Massachusetts General Hospital 6 1/4% 7/1/2012                  860,625         356
           Massachusetts Health & Educational Facilities Authority
             Capital Asset Program:
      45M    7.2% 1/1/2001*                                                 45,900          19
     205M    7.35% 8/1/2008                                                207,501          86
     215M    7.2% 7/1/2009                                                 218,021          90
     570M  Milton Hospital 7% 7/1/2016                                     582,340         241
   1,500M  Mt. Auburn Hospital 6 1/4% 8/15/2014                          1,601,250         661
----------------------------------------------------------------------------------------------
                                                                         4,525,637       1,870
----------------------------------------------------------------------------------------------
           Housing--3.7%
     860M  Massachusetts Housing Finance Agy. 6% 12/1/2012                 907,300         375
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Transportation--15.9%
$  1,500M  Massachusetts Bay Trans. Auth. Series "A"
             5.8% 3/1/2013                                            $  1,659,375      $  686
   1,000M  Puerto Rico Hwy. & Trans. Auth. 6% 7/1/2018                   1,152,500         476
   1,000M  Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2019            1,043,750         431
----------------------------------------------------------------------------------------------
                                                                         3,855,625       1,593
----------------------------------------------------------------------------------------------
           Utilities--13.7%
   1,035M  Boston Water & Sewer Commission 5 3/4% 11/1/2013              1,143,675         473
   1,000M  Massachusetts Water Resources Auth.
             6 1/2% 7/15/2019                                            1,188,750         491
     900M  South Essex Sewer District 6 3/4% 6/1/2004*                     990,000         409
----------------------------------------------------------------------------------------------
                                                                         3,322,425       1,373
----------------------------------------------------------------------------------------------
           Other Revenue--4.2%
   1,000M  Massachusetts Water Pollution Abatement
             5 1/4% 8/1/2020                                             1,013,750         419
----------------------------------------------------------------------------------------------
Total Value                                                             23,464,750       9,695
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--1.7%
     300M  Massachusetts Indl. Fin. Agy. Rev. Showa Womens
             Inst. Adjustable Rate Note 5.2%**                             300,000         124
     100M  Puerto Rico Commonwealth Floater Certificates
             Govt. Dev. Bank Adjustable Rate Note 4.15%**                  100,000          41
----------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $400,000)                                                          400,000         165
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $22,141,111)                                            98.6%   23,864,750       9,860
Other Assets, Less Liabilities                                   1.4       338,525         140
----------------------------------------------------------------------------------------------
Net Assets                                                     100.0%  $24,203,275     $10,000
==============================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is the rate in effect at December 31, 2000.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                            MICHIGAN        LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,439                  11,215
Dec-92                        11,545                  12,203
Dec-93                        13,218                  13,702
Dec-94                        12,378                  12,993
Dec-95                        14,540                  15,279
Dec-96                        15,030                  15,928
Dec-97                        16,439                  17,392
Dec-98                        17,358                  18,519
Dec-99                        16,902                  18,137
Dec-00                        18,753                  20,256

                           Average Annual Total Return*
Class A Shares       N.A.V. Only                S.E.C. Standardized
One Year               10.96%                         4.02%
Five Years              5.22%                         3.88%
Ten Years               7.18%                         6.49%
S.E.C. 30-Day Yield                    3.74%

Class B Shares
One Year               10.03%                         6.03%
Five Years              4.38%                         4.04%
Since Inception
(1/12/95)               6.19%                         6.07%
S.E.C. 30-Day Yield                    3.19%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund - Michigan Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.75%, 3.58% and 6.07%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.49%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.73%, 3.75% and 4.49%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.92%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--98.6%
           General Obligation--54.9%
$  1,000M  Detroit City School District 5 1/4% 5/1/2016               $  1,047,500      $  280
   1,800M  Detroit Downtown Development Series "A"
             5 3/4% 7/15/2015                                            1,914,750         511
   1,000M  Godwin Heights Public School District
             5 5/8% 5/1/2015                                             1,060,000         283
   1,000M  Grand Ledge Public School District 7 7/8% 5/1/2004*           1,131,250         302
   1,040M  Grand Rapids Building Authority 5 3/4% 8/1/2015               1,120,600         299
   1,000M  Gull Lake Community School District
             Zero Coupon 5/1/2013                                          546,250         146
   1,000M  Huron School District Zero Coupon 5/1/2015                      486,250         130
   1,000M  Lake Orion Community School District 7% 5/1/2005*             1,118,750         299
   1,000M  Lincoln Park School District 7% 5/1/2006*                     1,138,750         304
   1,000M  Michigan State Environmental Protection Program
             6 1/4% 11/1/2012                                            1,151,250         307
     845M  Milan Area School District 5 5/8% 5/1/2018                      886,194         237
   1,000M  Montrose Township School District 6.2% 5/1/2017               1,158,750         309
   1,200M  Newaygo Michigan Public School 5 3/4% 5/1/2018                1,266,000         338
   1,000M  Portage Lake Water & Sewer Authority
             6.1% 10/1/2014                                              1,080,000         288
   1,500M  Puerto Rico Municipal Finance Agency
             5 3/4% 8/1/2013                                             1,642,500         439
   1,095M  Redford Unified School District 6 3/8% 5/1/2010               1,256,512         335
     380M  Saline Building Authority 7.1% 7/1/2009                         392,939         105
   1,000M  Waterford Township School District 6 1/4% 6/1/2004*           1,075,000         287
   1,000M  Zeeland Public Schools 6% 5/1/2004*                           1,073,750         287
----------------------------------------------------------------------------------------------
                                                                        20,546,995       5,486
----------------------------------------------------------------------------------------------
           Health Care--11.3%
           Michigan State Hospital Finance Authority Revenue:
   1,000M    Ascension Health Credit 5 3/4% 11/15/2017                   1,046,250         279
   1,000M    Mercy Mount Clemens 5 3/4% 5/15/2017                        1,060,000         283
   1,000M    St. John's Hospital 6% 5/15/2008                            1,055,000         282
   1,000M    Saginaw Hospital Finance Auth. (Covenant Med. Ctr.)
               5 5/8% 7/1/2013                                           1,058,750         283
----------------------------------------------------------------------------------------------
                                                                         4,220,000       1,127
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Housing--.9%
  $  335M  Michigan State Housing Dev. Auth. Single-Family
             Mortgage Rev. 7.3% 12/1/2016                               $  340,862       $  91
----------------------------------------------------------------------------------------------
           Transportation--4.7%
   1,500M  Puerto Rico Commonwealth Hwy. & Trans.
             Hwy. Rev. 6 1/4% 7/1/2015                                   1,760,625         469
----------------------------------------------------------------------------------------------
           Utilities--20.6%
           Detroit Water Supply System:
   1,750M    5 1/2% 7/1/2014                                             1,848,438         493
   1,275M    6 1/2% 7/1/2015                                             1,491,750         398
   1,000M  Kalamazoo Water Revenue 6% 9/1/2015                           1,065,000         284
           Michigan State Strategic Fund (Detroit Edison):
   1,750M    6.95% 5/1/2011                                              2,091,250         558
     500M    7% 5/1/2021                                                   621,250         166
     500M  Monroe County Economic Dev. Corp.
             (Detroit Edison) 6.95% 9/1/2022                               618,750         165
----------------------------------------------------------------------------------------------
                                                                         7,736,438       2,064
----------------------------------------------------------------------------------------------
           Other Revenue--6.2%
   1,000M  Grand Rapids Downtown Dev. Auth.
             Zero Coupon 6/1/2009                                          680,000         182
           Michigan Municipal Bond Authority Revenue:
     530M    6.55% 11/1/2008                                               579,025         155
   1,000M    6 1/8% 5/1/2014                                             1,065,000         284
----------------------------------------------------------------------------------------------
                                                                         2,324,025         621
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $33,699,883)               98.6%   36,928,945       9,858
Other Assets, Less Liabilities                                   1.4       526,630         142
----------------------------------------------------------------------------------------------
Net Assets                                                     100.0%  $37,455,575     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                           MINNESOTA         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,392                  11,215
Dec-92                        11,357                  12,203
Dec-93                        12,640                  13,702
Dec-94                        11,890                  12,993
Dec-95                        13,755                  15,279
Dec-96                        14,232                  15,928
Dec-97                        15,451                  17,392
Dec-98                        16,414                  18,519
Dec-99                        16,143                  18,137
Dec-00                        17,931                  20,256

                           Average Annual Total Return*
Class A Shares       N.A.V. Only                   S.E.C. Standardized
One Year               11.08%                           4.15%
Five Years              5.45%                           4.09%
Ten Years               6.70%                           6.01%
S.E.C. 30-Day Yield                    4.04%

Class B Shares
One Year               10.24%                            6.24%
Five Years              4.60%                            4.27%
Since Inception
(1/12/95)               6.16%                            6.04%
S.E.C. 30-Day Yield                    3.50%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.44%, 3.37% and 5.26%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.40%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five years and Since Inception would have been 5.48% , 3.54% and 4.08%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.82%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.4%
           Certificates of Participation--7.2%
  $  400M  Minneapolis Special School District #001,
             5.9% 2/1/2012                                              $  424,500      $  488
     200M  Woodbury Series "A" 5% 2/1/2014                                 202,250         232
----------------------------------------------------------------------------------------------
                                                                           626,750         720
----------------------------------------------------------------------------------------------
           Education--5.1%
     400M  University of Minnesota 5 3/4% 7/1/2017                         443,500         510
----------------------------------------------------------------------------------------------
           General Obligation--40.9%
     400M  Becker School District #726, 6% 2/1/2017                        438,500         504
     325M  Becker Wastewater Treatment 5.8% 2/1/2004*                      338,000         388
     200M  Delano School District #879, 5.6% 2/1/2015                      212,000         244
     285M  Inver Grove Heights Ind. School District #199,
             5 3/4% 2/1/2012                                               301,387         346
     280M  Lakeville 5 1/2% 2/1/2011                                       293,300         337
     405M  Lino Lakes 5.7% 2/1/2012                                        431,325         496
     370M  Marshall Sewer Series "A" 5 1/4% 2/1/2019                       375,550         432
     175M  Minnesota State 6 1/4% 8/1/2002*                                180,687         208
     350M  North St. Paul Maplewood Ind. School District #622,
             7.1% 2/1/2005*                                                387,625         445
     650M  Rosemount Ind. School District #196
             Zero Coupon 4/1/2014                                          340,437         391
     250M  St. Paul Ind. School District #625, 5 5/8% 2/1/2015             263,437         303
----------------------------------------------------------------------------------------------
                                                                         3,562,248       4,094
----------------------------------------------------------------------------------------------
           Health Care--11.6%
     200M  Hibbing Health Care Facilities Rev. (Duluth Clinic)
             5 1/2% 11/1/2006*                                             214,500         246
     250M  Minneapolis Hospital Revenue (Fairview Hospital)
             6 1/2% 1/1/2011                                               259,778         299
     500M  St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016             538,125         618
----------------------------------------------------------------------------------------------
                                                                         1,012,403       1,163
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Housing--21.2%
           Minnesota State Housing Finance Authority:
    $585M    Rental Housing Revenue 5.9% 8/1/2015                         $608,400        $699
             Single-Family Mortgage Revenue:
      60M      6.9% 7/1/2009                                                62,090          71
     165M      6.4% 1/1/2015                                               173,044         199
     250M      6% 1/1/2018                                                 262,188         301
     100M      5.8% 7/1/2021                                               102,500         118
     400M  Minnetonka Multi-Family Housing Rev.
             (Cedar Hills Proj.) 5.9% 10/20/2019                           415,000         477
           St. Paul Housing & Redevelopment Authority:
      65M    Multi-Family Housing Revenue 7 1/2% 3/1/2026
               (Defaulted) (Note 1A)                                        65,894          76
     150M    Single-Family Mortgage Revenue 6 1/4% 9/1/2014                157,875         182
----------------------------------------------------------------------------------------------
                                                                         1,846,991       2,123
----------------------------------------------------------------------------------------------
           Utilities--11.4%
     400M  Northern Minn. Municipal Power Agency Electric
             System Revenue 5.4% 1/1/2016                                  415,000         477
     210M  Southern Minn. Municipal Power Agency Power
             Supply System 5 3/4% 7/1/2018                                 228,900         263
     325M  Western Minn. Municipal Power Agency
             5 1/2% 1/1/2011                                               343,688         395
----------------------------------------------------------------------------------------------
                                                                           987,588       1,135
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,965,613)                 97.4%   8,479,480       9,745
Other Assets, Less Liabilities                                    2.6      222,028         255
----------------------------------------------------------------------------------------------
Net Assets                                                      100.0%  $8,701,508     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                            MISSOURI         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
May-92                       $ 9,375                 $10,000
Dec-92                         9,917                  10,753
Dec-93                        11,326                  12,073
Dec-94                        10,624                  11,449
Dec-95                        12,594                  13,463
Dec-96                        13,077                  14,035
Dec-97                        14,313                  15,325
Dec-98                        15,256                  16,318
Dec-99                        14,948                  15,982
Dec-00                        16,772                  17,849

                              Average Annual Total Return*
Class A Shares       N.A.V. Only                 S.E.C. Standardized
One Year               12.21%                           5.16%
Five Years              5.90%                           4.54%
Since Inception
(5/4/92)                6.93%                           6.14%
S.E.C. 30-Day Yield                    4.01%

Class B Shares
One Year               11.30%                           7.30%
Five Years              5.04%                           4.71%
Since Inception
(1/12/95)               6.89%                           6.77%
S.E.C. 30-Day Yield                    3.48%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 3.88%, 3.21% and 4.56%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.19%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.94%, 3.32% and 4.13%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.61%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.3%
           Education--11.0%
  $  125M  Bowling Green School District 5.85% 3/1/2020                 $  133,281      $  370
     150M  Missouri Southern State College Rev. Aux. Ent. Sys.
             5.3% 4/1/2015                                                 155,438         433
     100M  University of Puerto Rico Rev. Series "O"
             5 3/4% 6/1/2018                                               107,125         297
----------------------------------------------------------------------------------------------
                                                                           395,844       1,100
----------------------------------------------------------------------------------------------
           General Obligation--23.8%
     100M  Jefferson County School District #6, 6% 3/1/2014                111,250         309
     150M  Kansas City Streetlight Project Series "A"
             5 1/4% 2/1/2016                                               154,875         431
     115M  Puerto Rico Commonwealth 6 1/4% 7/1/2012                        134,550         374
     100M  Puerto Rico Municipal Finance Agency 5 1/2% 8/1/2017            105,625         294
      75M  St. Charles School District 6 1/2% 2/1/2006*                     82,781         230
     125M  St. Joseph's School District 5 3/4% 3/1/2019                    133,594         372
     125M  St. Louis County Pattonville School District #3,
             5 3/4% 3/1/2017                                               134,531         374
----------------------------------------------------------------------------------------------
                                                                           857,206       2,384
----------------------------------------------------------------------------------------------
           Health Care--13.3%
           Missouri State Health & Educational Facilities Authority:
     140M    BJC Health System 6 3/4% 5/15/2011                            165,200         460
      90M    Health Midwest 6.1% 6/1/2011                                   96,525         269
     125M    Sisters of Sorrowful Mother Healthcare
               6 1/4% 6/1/2007                                             130,469         363
      80M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
             6 1/4% 7/1/2016                                                86,000         239
----------------------------------------------------------------------------------------------
                                                                           478,194       1,331
----------------------------------------------------------------------------------------------
           Housing--2.6%
      90M  Missouri State Housing Dev. Comm. (Ecumenical Hsg.)
             5.8% 3/1/2010                                                  93,600         260
----------------------------------------------------------------------------------------------
           Transportation--7.5%
     100M  Puerto Rico Commonwealth Hwy. & Trans. Auth.
             6% 7/1/2018                                                   115,250         320
     150M  St. Louis Airport Revenue 5 1/8% 7/1/2015                       153,375         427
----------------------------------------------------------------------------------------------
                                                                           268,625         747
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Utilities--11.8%
   $  80M  Liberty Sewer System Revenue 6.15% 2/1/2015                   $  88,300      $  246
           Missouri State Env. Impt. & Energy Res. Auth.
             Water Pollution Control:
      80M    6% 1/1/2016                                                    84,400         235
      85M    6.05% 7/1/2016                                                 90,312         251
     150M  St. Louis Water and Sewer Revenue 6% 7/1/2004*                  161,438         449
----------------------------------------------------------------------------------------------
                                                                           424,450       1,181
----------------------------------------------------------------------------------------------
           Other Revenue--27.3%
     100M  Clay County Public Bldg. Auth. Leasehold Rev.
             5 1/8% 5/15/2014                                              102,125         284
      80M  Excelsior Springs School District Bldg. Corp.
             Leasehold Rev. 6 1/2% 3/1/2009                                 85,100         237
     125M  Missouri State Development Finance Board
             6% 4/1/2014                                                   138,906         386
     125M  Puerto Rico Public Finance Corp. Comwlth. Approp.
             Series "A" 5 3/8% 6/1/2015                                    135,938         378
           Springfield Public Bldg. Corp. Leasehold Revenue:
     125M    Cap. Impt. 5.6% 6/1/2014                                      132,500         369
     230M    Jordan Valley 5.85% 6/1/2014                                  251,275         699
     125M  St. Louis Municipal Finance Corp. Leasehold Rev.
             5 3/4% 2/15/2018                                              134,062         374
----------------------------------------------------------------------------------------------
                                                                           979,906       2,727
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,252,851)      97.3%              3,497,825       9,730
Other Assets, Less Liabilities                         2.7                  96,950         270
----------------------------------------------------------------------------------------------
Net Assets                                           100.0%             $3,594,775     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                          NEW JERSEY         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,455                  11,215
Dec-92                        11,469                  12,203
Dec-93                        12,970                  13,702
Dec-94                        12,193                  12,993
Dec-95                        14,205                  15,279
Dec-96                        14,644                  15,928
Dec-97                        15,868                  17,392
Dec-98                        16,794                  18,519
Dec-99                        16,450                  18,137
Dec-00                        18,163                  20,256

                            Average Annual Total Return*
Class A Shares         N.A.V. Only                 S.E.C. Standardized
One Year                10.41%                           3.51%
Five Years               5.04%                           3.70%
Ten Years                6.84%                           6.15%
S.E.C. 30-Day Yield                   3.50%

Class B Shares
One Year                 9.51%                           5.51%
Five Years               4.19%                           3.85%
Since Inception
(1/12/95)                5.86%                           5.74%
S.E.C. 30-Day Yield                   2.94%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.35%, 3.52% and 5.89%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.35%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.35%, 3.69% and 4.34%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.79%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--99.3%
           Education--11.0%
           New Jersey Educational Facilities Financing Authority:
$  1,300M    Seton Hall University 6 1/4% 7/1/2010                    $  1,338,883      $  231
   1,740M    Seton Hall University 5 1/4% 7/1/2013                       1,809,600         313
     610M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
             (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013           662,613         115
           University of Puerto Rico:
   1,000M    5 3/4% 6/1/2017                                             1,076,250         186
   1,400M    5 3/4% 6/1/2018                                             1,499,750         259
----------------------------------------------------------------------------------------------
                                                                         6,387,096       1,104
----------------------------------------------------------------------------------------------
           General Obligation--19.7%
   1,750M  Atlantic City Board of Education 6.1% 12/1/2015               2,008,125         348
           Essex County Improvement Authority:
             Orange School District:
   1,025M      Series "A" 6.95% 7/1/2005*                                1,159,530         200
   1,220M      Series "B" 6.95% 7/1/2005*                                1,380,125         239
   1,000M  New Jersey State Various Purposes 6% 2/15/2011                1,125,000         194
           Puerto Rico Commonwealth:
   1,550M    6 1/4% 7/1/2013                                             1,823,188         315
   1,500M    5.65% 7/1/2015                                              1,683,750         291
     995M  Union City 6.4% 11/1/2013                                     1,170,368         202
   1,000M  West Deptford 5 1/2% 9/1/2020                                 1,035,000         179
----------------------------------------------------------------------------------------------
                                                                        11,385,086       1,968
----------------------------------------------------------------------------------------------
           Health Care--18.6%
           New Jersey State Health Care Facilities
             Financing Authority:
   1,045M    Bayonne Hospital 6 1/4% 7/1/2012                            1,123,375         194
   1,745M    General Hospital Center at Passaic 6% 7/1/2014              1,950,038         337
   1,100M    Hunterdon Hospital 7% 7/1/2020                              1,123,386         194
   1,000M    Meridian Health System Oblig. Group 5 5/8% 7/1/2014         1,062,500         184
   1,750M    Monmouth Medical Center 6 1/4% 7/1/2004*                    1,900,938         329
   3,120M    Riverview Medical Center 6 1/4% 7/1/2011                    3,572,400         618
----------------------------------------------------------------------------------------------
                                                                        10,732,637       1,856
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Housing--4.3%
           New Jersey State Housing & Mortgage Financing Agy.:
             Regency Park Project:
$  1,375M      6.05% 11/1/2017                                        $  1,454,063      $  251
   1,000M      5.7% 5/1/2020                                             1,028,750         178
----------------------------------------------------------------------------------------------
                                                                         2,482,813         429
----------------------------------------------------------------------------------------------
           Transportation--7.6%
   1,000M  Delaware River Port Auth. PA & NJ Rev.
             5 3/4% 1/1/2022                                             1,053,750         182
   1,000M  New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
             6% 5/1/2016                                                 1,090,000         188
   1,000M  New Jersey State Hwy. Auth. (Garden State
             Parkway) 6.2% 1/1/2010                                      1,131,250         196
   1,000M  Puerto Rico Hwy. & Trans. Auth. Hwy. Rev.
             6% 7/1/2018                                                 1,152,500         199
----------------------------------------------------------------------------------------------
                                                                         4,427,500         765
----------------------------------------------------------------------------------------------
           Utilities--11.0%
   1,000M  Delaware River & Bay Auth. 5 1/2% 1/1/2016                    1,047,500         181
           New Jersey Wastewater Treatment Trust:
   1,135M    6 1/4% 4/1/2004*                                            1,227,218         212
   1,310M    7% 7/1/2011                                                 1,578,550         274
   1,250M  Passaic Valley Sewer Commission 5 5/8% 12/1/2018              1,315,625         227
   1,000M  Puerto Rico Commonwealth Aqueduct & Sewer
             Auth. 6 1/4% 7/1/2013                                       1,176,250         203
----------------------------------------------------------------------------------------------
                                                                         6,345,143       1,097
----------------------------------------------------------------------------------------------
           Other Revenue--27.1%
   2,900M  Atlantic County Impt. Auth. Lux. Tax (Convention
             Ctr.) 7.4% 7/1/2016                                         3,588,750         620
   1,350M  Cape May County Indl. Pollution Control Finance
             Auth. 6.8% 3/1/2021                                         1,652,063         286
   1,000M  Essex County Impt. Auth. Correctional Facs.
             5 1/2% 10/1/2018                                            1,040,000         180
           New Jersey Economic Development Authority:
   2,000M    Educational Testing Service 6 1/8% 5/15/2005*               2,190,000         379
   2,185M    Market Transition Facility 5 7/8% 7/1/2011                  2,324,294         402
   1,775M    N.J. Performing Arts Center 6% 6/15/2012                    2,001,313         346
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Other Revenue (continued)
           Puerto Rico Public Buildings Authority:
  $1,275M    Series "A" 6 1/4% 7/1/2013                                 $1,493,344        $258
   1,195M    Series "A" 6 1/4% 7/1/2014                                  1,402,630         242
----------------------------------------------------------------------------------------------
                                                                        15,692,394       2,713
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $52,788,131)                       57,452,669       9,932
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--.2%
     100M  Union County New Jersey Indl. Pollution Control
             Adjustable Rate Note 3.7%** (cost $100,000)                   100,000          17
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $52,888,131)                                            99.5%   57,552,669       9,949
Other Assets, Less Liabilities                                    .5       297,034          51
----------------------------------------------------------------------------------------------
Net Assets                                                     100.0%  $57,849,703     $10,000
==============================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2000.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                      NORTH CAROLINA         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
May-92                       $ 9,375                 $10,000
Dec-92                         9,769                  10,753
Dec-93                        11,135                  12,073
Dec-94                        10,417                  11,449
Dec-95                        12,367                  13,463
Dec-96                        12,821                  14,035
Dec-97                        14,046                  15,325
Dec-98                        14,990                  16,318
Dec-99                        14,638                  15,982
Dec-00                        16,461                  17,849

                           Average Annual Total Return*
Class A Shares       N.A.V. Only                    S.E.C. Standardized
One Year               12.45%                                5.43%
Five Years              5.89%                                4.53%
Since Inception
(5/4/92)                6.70%                                5.91%
S.E.C. 30-Day Yield                     3.97%

Class B Shares
One Year               11.63%                                7.63%
Five Years              5.04%                                4.71%
Since Inception
(1/12/95)               6.93%                                6.81%
S.E.C. 30-Day Yield                     3.45%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.49%, 3.56% and 4.79%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.13%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 6.63%, 3.73% and 4.44%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.55%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--98.4%
           Certificates of Participation--12.8%
  $  400M  Carteret County 5 5/8% 6/1/2020                              $  418,000      $  341
     100M  Cumberland County Civic Ctr. Proj. 6.3% 12/1/2004*              109,500          89
     500M  Harnett County 5 1/2% 12/1/2014                                 528,125         430
     250M  Pitt County 5 1/4% 4/1/2015                                     258,438         210
     250M  Randolph County 5 1/2% 6/1/2015                                 262,500         214
----------------------------------------------------------------------------------------------
                                                                         1,576,563       1,284
----------------------------------------------------------------------------------------------
           Education--7.9%
     430M  Iredell County Public Facilities School Projects
             6% 6/1/2017                                                   473,537         385
     250M  North Carolina Central Univ. Housing Rev.
             5.6% 11/1/2012                                                266,250         217
     215M  University of Puerto Rico Rev. 5 3/4% 6/1/2017                  231,394         188
----------------------------------------------------------------------------------------------
                                                                           971,181         790
----------------------------------------------------------------------------------------------
           General Obligation--25.0%
     250M  Bladen County 5.6% 5/1/2016                                     266,875         217
     500M  Brunswick County 5 3/4% 5/1/2017                                540,000         439
     250M  Cleveland County 5 1/2% 3/1/2012                                265,312         216
     200M  Gaston County 5.7% 3/1/2013                                     210,000         171
     220M  Laurinburg 5.3% 6/1/2012                                        230,725         188
     200M  Morganton 5.7% 6/1/2014                                         211,500         172
     400M  Onslow County 5.7% 3/1/2011                                     426,000         347
     360M  Puerto Rico Commonwealth 6 1/4% 7/1/2012                        421,200         343
     280M  Rowan County 5.6% 4/1/2014                                      294,000         239
     200M  Watauga County 5.9% 6/1/2014                                    211,750         172
----------------------------------------------------------------------------------------------
                                                                         3,077,362       2,504
----------------------------------------------------------------------------------------------
           Health Care--7.0%
     250M  Cumberland County Finance Corp. Installment Pmt. Rev.
             (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017               262,500         214
     400M  North Carolina Medical Care Community Hosp. Rev.
             (Northeast Med. Ctr.) 5 3/8% 11/1/2016                        412,000         335
     175M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
             6 1/4% 7/1/2016                                               188,125         153
----------------------------------------------------------------------------------------------
                                                                           862,625         702
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Housing--1.1%
  $  125M  North Carolina Housing Finance Agy. Multi-Family
             6.6% 7/1/2017                                              $  132,500      $  108
----------------------------------------------------------------------------------------------
           Transportation--14.2%
     800M  Piedmont Triad Airport Authority Revenue
             5 1/2% 7/1/2013                                               850,000         692
           Puerto Rico Commonwealth Highway & Transportation
             Authority:
     520M      6 1/4% 7/1/2014                                             610,350         497
     250M      6% 7/1/2018                                                 288,125         234
----------------------------------------------------------------------------------------------
                                                                         1,748,475       1,423
----------------------------------------------------------------------------------------------
           Utilities--24.4%
     250M  Buncombe County Solid Waste System 5.6% 3/1/2011                266,250         217
     600M  Broad River Water Auth. Water Sys. Rev.
             5 3/4% 6/1/2017                                               645,000         525
     250M  Charlotte Storm Water Fee 5.65% 6/1/2014                        269,063         219
     300M  Fayetteville Public Works Commission Rev.
             5 1/2% 3/1/2015                                               316,500         258
     250M  Gastonia Comb. Utilities Sys. Rev. 5 5/8% 5/1/2015              265,625         216
           Greensville Utilities Commission Combined Enterprise
             System Revenue:
     250M      5 1/2% 9/1/2017                                             269,062         219
     250M      5 1/2% 9/1/2018                                             259,375         211
     250M  Kinston Enterprise System Revenue 5.7% 4/1/2012                 267,188         217
     200M  North Carolina Eastern Municipal Pwr. Agy.
             5.6% 1/1/2010                                                 212,750         173
     200M  North Carolina Municipal Power Agy. (Catawba
             Electric) 6% 1/1/2010                                         221,750         180
----------------------------------------------------------------------------------------------
                                                                         2,992,563       2,435
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Other Revenue--6.0%
  $  390M  Fayetteville Finance Corp. Inst. Municipal Bldg. Prog.
             5.7% 2/1/2010                                              $  419,250      $  341
     270M  Puerto Rico Public Bldg. Auth. 6 1/4% 7/1/2012                  314,550         256
----------------------------------------------------------------------------------------------
                                                                           733,800         597
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,292,768)                       12,095,069       9,843
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
     100M  Puerto Rico Commonwealth Floater Certificates Govt.
             Dev. Bank Adjustable Rate Note 4.15%**
             cost ($100,000)                                               100,000          81
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $11,392,768)                                           99.2%    12,195,069       9,924
Other Assets, Less Liabilities                                   .8         93,486          76
----------------------------------------------------------------------------------------------
Net Assets                                                    100.0%   $12,288,555     $10,000
==============================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at December 31, 2000.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                                OHIO         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,452                  11,215
Dec-92                        11,496                  12,203
Dec-93                        13,005                  13,702
Dec-94                        12,236                  12,993
Dec-95                        14,358                  15,279
Dec-96                        14,966                  15,928
Dec-97                        16,259                  17,392
Dec-98                        17,114                  18,519
Dec-99                        16,812                  18,137
Dec-00                        18,715                  20,256

                               Average Annual Total Return*
Class A Shares         N.A.V. Only                 S.E.C. Standardized
One Year               11.32%                            4.37%
Five Years              5.44%                            4.10%
Ten Years               7.16%                            6.47%
S.E.C. 30-Day Yield                    3.66%

Class B Shares
One Year               10.53%                            6.53%
Five Years              4.61%                            4.28%
Since Inception
(1/12/95)               6.35%                            6.23%
S.E.C. 30-Day Yield                    3.10%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.93%, 3.66% and 5.97%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.26%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 6.06%, 3.84% and 4.45%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.67%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--98.3%
           Education--5.4%
$  1,000M  University Akron Ohio General Receipts 6% 1/1/2016         $  1,101,250      $  543
----------------------------------------------------------------------------------------------
           General Obligation--72.0%
   1,000M  Adams County Valley Local School District
             7% 12/1/2015                                                1,238,750         610
     800M  Avon Local School District 6 1/2% 12/1/2015                     950,000         468
     500M  Batavia Local School District 7% 12/1/2005*                     570,000         281
   1,000M  Beaver Creek Local School District 6.6% 12/1/2015             1,198,750         591
     425M  Bedford Heights Jail Facilities 6 1/2% 12/1/2014                467,500         230
     500M  Brecksville-Broadview Heights City School District
             6 1/2% 12/1/2016                                              558,125         275
     250M  Cardington & Lincoln Local School District
             6.6% 12/1/2014                                                260,575         128
     500M  Clyde-Green Springs Exempted Village
           Local School District 7% 12/1/2013                              563,750         278
     450M  Dublin 6.4% 12/1/2014                                           517,500         255
     525M  East Clinton Local School District 6 7/8% 12/1/2009             591,281         291
     265M  Finneytown Local School District 6 1/4% 12/1/2012               306,406         151
     700M  Garfield Heights 6.3% 12/1/2014                                 754,250         372
   1,000M  Hamilton County Sales Tax 5 3/4% 12/1/2013                    1,091,250         538
     655M  Jefferson County Jail Construction 5 3/4% 12/1/2019             722,138         356
     350M  Lakeview Local School District 6.9% 12/1/2004*                  390,688         192
     500M  Lakewood City School District 6.95% 12/1/2015                   555,625         274
     250M  Maple Heights 5% 12/1/2015                                      253,125         125
     500M  North Royalton City School 6% 12/1/2014                         560,000         276
     350M  Portage County 6.2% 12/1/2014                                   375,812         185
     285M  Shaker Heights City School District 7.1% 12/15/2010             330,244         163
     610M  Summit County 6 1/4% 12/1/2017                                  687,012         338
     500M  Tuscarawas Valley Local School District
              6.6% 12/1/2005*                                              562,500         277
     250M  Wayne Local School District 6.45% 12/1/2011                     292,500         144
     750M  Youngstown 6% 12/1/2031                                         810,000         399
----------------------------------------------------------------------------------------------
                                                                        14,607,781       7,197
----------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Health Care--3.9%
  $  255M  Franklin County Hosp. Rev. (Holy Cross Hlth. Sys.)
             7 5/8% 6/1/2009                                            $  260,916      $  129
     500M  Lorain County Hosp. Rev. (Catholic Healthcare
             Partners) 5 1/2% 9/1/2011                                     531,250         261
----------------------------------------------------------------------------------------------
                                                                           792,166         390
----------------------------------------------------------------------------------------------
           Transportation--4.5%
     790M  Puerto Rico Commonwealth Hwy. & Trans.
             6% 7/1/2018                                                   910,475         449
----------------------------------------------------------------------------------------------
           Utilities--12.5%
     600M  Alliance Sewer System Revenue 6% 10/15/2010                     646,500         318
     280M  Hamilton Wastewater Revenue 5.9% 10/15/2011                     303,100         149
     750M  Mahoning County Sewer System 5 3/8% 12/1/2018                   768,750         379
     500M  Mahoning Valley Sanitary District Water Rev.
             5 3/4% 11/15/2018                                             535,625         264
     250M  Ohio State Water Dev. Auth. Rev. Pure Water
             Series 7% 12/1/2009                                           290,000         143
----------------------------------------------------------------------------------------------
                                                                         2,543,975       1,253
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,371,297)                       19,955,647       9,832
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--1.0%
     100M  Cuyahoga County Floater Certificates Adjustable Rate
             Note 4.85%**                                                  100,000          49
     100M  Ohio State Water Development Floater Certificates
             Adjustable Rate Note 4.85%**                                  100,000          49
----------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $200,000)                                                          200,000          98
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $18,571,297)                                            99.3%   20,155,647       9,930
Other Assets, Less Liabilities                                    .7       143,743          70
----------------------------------------------------------------------------------------------
Net Assets                                                     100.0%  $20,299,390     $10,000
==============================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at December 31, 2000.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                              OREGON         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
May-92                       $ 9,375                 $10,000
Dec-92                         9,794                  10,753
Dec-93                        11,079                  12,073
Dec-94                        10,343                  11,449
Dec-95                        12,204                  13,463
Dec-96                        12,653                  14,035
Dec-97                        13,914                  15,325
Dec-98                        14,789                  16,318
Dec-99                        14,500                  15,982
Dec-00                        16,101                  17,849

                             Average Annual Total Return*
Class A Shares         N.A.V. Only               S.E.C. Standardized
One Year                11.04%                         4.07%
Five Years               5.70%                         4.35%
Since Inception
(5/4/92)                 6.43%                         5.64%
S.E.C. 30-Day Yield                     3.78%

Class B Shares
One Year                10.18%                         6.18%
Five Years               4.85%                         4.51%
Since Inception
(1/12/95)                6.66%                         6.54%
S.E.C. 30-Day Yield                     3.24%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 3.34%, 3.56% and 4.58%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.12%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.40%, 3.74% and 4.31%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.54%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--96.7%
           Certificates of Participation--4.6%
  $  500M  Oregon State Dept. of Administrative Services
             5.65% 5/1/2007*                                            $  541,875      $  331
     100M  Oregon State Dept. of General Services 6% 9/1/2010              103,750          63
     100M  Washington County Educational Service District
             7% 6/1/2005*                                                  111,250          68
----------------------------------------------------------------------------------------------
                                                                           756,875         462
----------------------------------------------------------------------------------------------
           Education--2.6%
     200M  Chemeketa Community College District 6.4% 7/1/2009              216,750         132
     200M  Oregon State Hlth. & Hsg. Edl. & Cult. Facs. (Lewis &
             Clark College) 6% 10/1/2013                                   214,000         131
----------------------------------------------------------------------------------------------
                                                                           430,750         263
----------------------------------------------------------------------------------------------
           General Obligation--42.1%
     300M  Chemeketa Community College District 5.8% 6/1/2006*             322,875         197
     200M  Josephine County School District (Three Rivers)
             5.65% 12/1/2008                                               209,750         128
     245M  La Grande 5 5/8% 6/1/2011                                       258,475         158
           Lane County School District:
     200M    #019 (Springfield) 6 1/4% 10/15/2004*                         216,250         132
     115M    #052 (Bethel) 7% 12/1/2006                                    131,244          80
     200M  Lincoln County School District 5 1/4% 6/15/2012                 209,500         128
           Linn County School District:
     180M    #095 (Scio) 5 3/4% 7/15/2011                                  192,375         118
     250M    #9 (Lebanon) 6 1/8% 6/15/2016                                 279,688         171
           Multnomah County School District:
     250M    #7 (Reynolds) 5 5/8% 6/15/2014                                265,625         162
     235M    #7 (Reynolds) 5% 6/15/2018                                    233,530         143
           Polk Marion & Benton Counties School District #13J:
     200M    5 1/2% 12/1/2008                                              210,250         128
     760M    5 5/8% 6/15/2016                                              804,650         492
           Puerto Rico Commonwealth:
     530M    6 1/4% 7/1/2012                                               620,100         379
     650M    6 1/4% 7/1/2013                                               764,563         468
     600M  Southwestern Community College District
             6.05% 6/1/2020                                                654,000         399
     250M  Tillamook County 5.6% 1/15/2012                                 263,750         161
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           General Obligation (continued)
           Umatilla County School District #016R (Pendleton):
  $  200M    6% 7/1/2004*                                               $  213,500      $  130
     500M    5 1/4% 7/1/2014                                               526,875         322
           Washington County School District:
     170M    #003 (Hillsboro) 6% 11/1/2005*                                183,388         112
     145M    #88J (Sherwood) 6.1% 6/1/2005*                                156,055          95
      55M    #88J (Sherwood) 6.1% 6/1/2012                                  58,850          36
     100M  Yamhill County School District #029J (Newberg)
             6.1% 6/1/2004*                                                106,750          65
----------------------------------------------------------------------------------------------
                                                                         6,882,043       4,204
----------------------------------------------------------------------------------------------
           Housing--4.1%
           Oregon State Housing & Community Svcs. Dept.
             Mortgage Rev. Single-Family Mortgage Program:
     250M      6% 7/1/2012                                                 264,688         162
     390M      5.95% 7/1/2013                                              412,425         252
----------------------------------------------------------------------------------------------
                                                                           677,113         414
----------------------------------------------------------------------------------------------
           Transportation--7.3%
           Oregon State Department of Transportation Revenue:
     100M    6.2% 6/1/2008                                                 107,625          66
     200M    6 1/4% 6/1/2009                                               215,750         132
           Puerto Rico Highway & Transportation Authority
             Highway Revenue:
     500M    6 1/4% 7/1/2014                                               586,875         358
     250M    6% 7/1/2018                                                   288,125         176
----------------------------------------------------------------------------------------------
                                                                         1,198,375         732
----------------------------------------------------------------------------------------------
           Utilities--19.6%
     440M  Columbia River Oregon Peoples Utility District
             Electric System 5.55% 12/1/2020                               453,750         278
     325M  Emerald Peoples Utility District 7.35% 11/1/2011                404,625         247
     600M  Eugene Water Utility System 5.8% 8/1/2020                       639,000         390
     200M  Klamath Falls Water Revenue 6.1% 6/1/2014                       211,500         129
     250M  Marion County Solid Waste & Electric Revenue
             5 3/8% 10/1/2008                                              263,125         161
     250M  Portland Gas Tax Revenue 5 3/4% 6/1/2012                        267,188         163
     400M  Portland Oregon Sewer System Rev. 6.2% 6/1/2004*                429,000         262
----------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Utilities (continued)
  $  250M  Salem Water & Sewer Revenue 5 1/2% 6/1/2012                  $  260,625      $  159
     250M  Washington County Unified Sewer Agy.
             5 3/4% 10/1/2012                                              277,188         169
----------------------------------------------------------------------------------------------
                                                                         3,206,001       1,958
----------------------------------------------------------------------------------------------
           Other Revenue--16.4%
     500M  Oregon State Administrative Services Lottery
             5 3/4% 4/1/2014                                               541,875         332
     500M  Portland Airport Way Urban Renewal &
             Redevelopment 6% 6/15/2016                                    555,000         339
           Portland Oregon Urban Renewal & Redevelopment:
     700M    5 3/4% 6/15/2017                                              755,125         461
     405M    5 1/2% 6/15/2020                                              418,162         255
     355M  Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012          413,575         253
----------------------------------------------------------------------------------------------
                                                                         2,683,737       1,640
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,775,212)                       15,834,894       9,673
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
     100M  Port Portland Pollution Control (Reynolds Metal)
             Adustable Rate Note 4.9%** (cost $100,000)                    100,000          61
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $14,875,212)                                           97.3%    15,934,894       9,734
Other Assets, Less Liabilities                                  2.7        436,149         266
----------------------------------------------------------------------------------------------
Net Assets                                                    100.0%   $16,371,043     $10,000
==============================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December
   31, 2000

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                        PENNSYLVANIA         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,377                  11,215
Dec-92                        11,356                  12,203
Dec-93                        12,977                  13,702
Dec-94                        12,159                  12,993
Dec-95                        14,383                  15,279
Dec-96                        14,870                  15,928
Dec-97                        16,230                  17,392
Dec-98                        17,079                  18,519
Dec-99                        16,696                  18,137
Dec-00                        18,582                  20,256

                           Average Annual Total Return*
Class A Shares      N.A.V. Only                   S.E.C. Standardized
One Year               11.29%                           4.37%
Five Years              5.25%                           3.90%
Ten Years               7.08%                           6.39%
S.E.C. 30-Day Yield                   3.65%

Class B Shares
One Year               10.44%                           6.44%
Five Years              4.42%                           4.08%
Since Inception
(1/12/95)               6.37%                           6.25%
S.E.C. 30-Day Yield                   3.09%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.10%, 3.62% and 5.98%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.41%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 6.16%, and 3.81% and 4.62%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.84%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--101.6%
           Education--13.8%
$  1,000M  Allegheny County Higher Edl. Bldg. Auth.
             (Duquesne Univ.) 5 1/2% 3/1/2020                         $  1,060,000      $  277
   1,000M  Butler County Public School Bldg. Auth.
             (Cmnty. College) 5.7% 7/15/2015                             1,072,500         280
   1,000M  Pennsylvania State Higher Edl. Assistance Agy.
             6 1/8% 12/15/2017                                           1,108,750         290
   1,410M  Pennsylvania State Higher Edl. Facs. Auth.
             5 1/2% 6/15/2014                                            1,482,263         389
     500M  State Public School Bldg. Auth. College Rev.
             (Delaware County Cmnty. College Proj.)
             5 3/4% 10/1/2006                                              538,750         141
----------------------------------------------------------------------------------------------
                                                                         5,262,263       1,377
----------------------------------------------------------------------------------------------
           General Obligation--31.0%
   1,000M  Adams County 5 3/8% 11/15/2022                                1,013,750         265
   1,000M  Erie 5.7% 5/15/2007*                                          1,078,750         282
   1,000M  General McLane School District 5 3/4% 5/15/2007*              1,081,250         283
   1,065M  Mifflin County 5 1/2% 9/1/2020                                1,095,618         286
   1,000M  Pennsylvania State 5% 6/1/2018                                  997,500         261
     385M  Philadelphia 6% 11/15/2014                                      412,430         108
   1,180M  Philadelphia School District 6% 3/1/2015                      1,303,900         341
   1,500M  Pittsburgh 5 1/2% 9/1/2014                                    1,612,500         422
   1,035M  Riverside School District 5.3% 10/15/2016                     1,063,463         278
           Sto-Rox School District:
     515M    5.6% 12/15/2015                                               543,325         142
     550M    5.65% 12/15/2016                                              580,250         152
   1,000M  Stroudsburg Area School District 5.8% 10/1/2005*              1,068,750         279
----------------------------------------------------------------------------------------------
                                                                        11,851,486       3,099
----------------------------------------------------------------------------------------------
           Health Care--17.9%
           Allegheny County Hospital Development Authority:
   1,000M    Allegheny General Hospital Proj. 6.2% 9/1/2007*             1,098,750         287
           Health Center - University of Pittsburgh:
   1,000M    5.6% 4/1/2013                                               1,043,750         273
   1,000M    5.65% 4/1/2014                                              1,041,250         272
   1,000M  Berks County Municipal Auth. Hosp. (Reading Hosp.
             Med. Ctr.) 5.7% 10/1/2014                                   1,085,000         284
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Health Care (continued)
  $1,000M  Dauphin County General Hlth. Sys. (Pinnacle Hlth.
             Sys.) 5 1/2% 5/15/2013                                     $1,040,000        $272
   1,000M  Pennsylvania State Higher Edl. Facs. Auth. Hlth. Svcs.
             5.7% 11/15/2011                                             1,047,500         274
     500M  St. Mary Hosp. Auth. Langhorne Hosp. Rev.
             (Franciscan Hlth.) 7% 7/1/2014                                507,155         133
----------------------------------------------------------------------------------------------
                                                                         6,863,405       1,795
----------------------------------------------------------------------------------------------
           Housing--1.2%
     460M  Pennsylvania Housing Finance Agy. Single-Family
             Mortgage 7.15% 4/1/2015                                       470,598         123
----------------------------------------------------------------------------------------------
           Utilities--32.0%
   1,000M  Allegheny County Sanitation Auth. Sewer Rev.
             6 1/4% 12/1/2014                                            1,080,000         282
   1,000M  Erie Sewer Authority 5 7/8% 6/1/2018                          1,081,250         283
     700M  North Pennsylvania Water Authority 6 7/8% 11/1/2004*            772,625         202
   1,000M  North Wales Water Authority 6 3/4% 11/1/2004*                 1,091,250         285
           Philadelphia Water & Wastewater:
   1,230M    6 1/4% 8/1/2011                                             1,406,813         368
   2,000M    6 1/4% 8/1/2012                                             2,292,500         599
   2,950M  Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013            3,455,188         903
   1,000M  Washington County Indl. Dev. Auth. (West Penn.
             Pwr.) 6.05% 4/1/2014                                        1,072,500         280
----------------------------------------------------------------------------------------------
                                                                        12,252,126       3,202
----------------------------------------------------------------------------------------------
           Other Revenue--5.7%
$  1,000M  Pennsylvania Intergovernmental Coop. Auth. Spl.
             Tax Rev. 7% 6/15/2005*                                   $  1,112,500      $  290
   1,000M  Pennsylvania State Indl. Dev. Auth. 6% 1/1/2012               1,065,000         278
----------------------------------------------------------------------------------------------
                                                                         2,177,500         568
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $36,024,104)    101.6%             38,877,378      10,164
Excess of Liabilities Over Other Assets               (1.6)               (630,423)       (164)
----------------------------------------------------------------------------------------------
Net Assets                                           100.0%            $38,246,955     $10,000
==============================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                            VIRGINIA         LEHMAN BROTHERS
                                FUND    MUNICIPAL BOND INDEX
Dec-90                       $ 9,375                 $10,000
Dec-91                        10,447                  11,215
Dec-92                        11,501                  12,203
Dec-93                        12,989                  13,702
Dec-94                        12,215                  12,993
Dec-95                        14,343                  15,279
Dec-96                        14,840                  15,928
Dec-97                        16,180                  17,392
Dec-98                        17,100                  18,519
Dec-99                        16,652                  18,137
Dec-00                        18,561                  20,256

                             Average Annual Total Return*
Class A Shares       N.A.V. Only                  S.E.C. Standardized
One Year               11.46%                           4.50%
Five Years              5.29%                           3.94%
Ten Years               7.07%                           6.38%
S.E.C. 30-Day Yield                 3.70%

Class B Shares
One Year               10.64%                           6.64%
Five Years              4.45%                           4.11%
Since Inception
(1/12/95)               6.25%                           6.12%
S.E.C. 30-Day Yield                 3.16%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) beginning 12/31/90 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the period ended 12/31/00) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.10%, 3.53% and 5.89%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 3.34%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 6.21%, 3.71% and 4.47%, respectively, and the S.E.C. 30-Day Yield for December 2000 would have been 2.78%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.





Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 2000
----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--97.9%
           Education--7.3%
  $  575M  George Mason University 6 3/8% 2/1/2016                      $  619,563      $  253
   1,100M  Norfolk Redev. & Housing Auth. (Tidewater Cmnty.
             College) 5 7/8% 11/1/2015                                   1,175,625         480
----------------------------------------------------------------------------------------------
                                                                         1,795,188         733
----------------------------------------------------------------------------------------------
           General Obligation--23.6%
   1,000M  Chesapeake Public Improvement 5% 5/1/2013                     1,026,250         419
   1,000M  Hampton 5 3/4% 2/1/2014                                       1,088,750         444
   1,000M  Portsmouth Public Utility 5 1/2% 8/1/2019                     1,020,000         416
           Richmond:
   1,000M    5 3/8% 1/15/2015                                            1,046,250         427
   1,000M    5 1/2% 1/15/2017                                            1,048,750         428
     500M  Virginia State Public School Auth. 6 1/2% 8/1/2004*             546,875         223
----------------------------------------------------------------------------------------------
                                                                         5,776,875       2,357
----------------------------------------------------------------------------------------------
           Health Care--12.8%
   1,150M  Danville Ind. Dev. Auth. (Danville Reg. Med. Ctr.)
             6 3/8% 10/1/2004*                                           1,249,188         510
   1,675M  Roanoke Indl. Dev. Auth. (Roanoke Memorial
             Hospitals Proj.) 6 1/8% 7/1/2017                            1,888,562         771
----------------------------------------------------------------------------------------------
                                                                         3,137,750       1,281
----------------------------------------------------------------------------------------------
           Transportation--13.9%
   1,000M  Puerto Rico Commonwealth Hwy. & Trans. Auth.
             6 1/4% 7/1/2014                                             1,173,750         479
   1,075M  Richmond Metropolitan Auth. Expwy. Rev.
             5 1/4% 7/15/2017                                            1,126,062         460
   1,000M  Washington, D.C. Metropolitan Area Trans. Auth.
             6% 7/1/2008                                                 1,108,750         452
----------------------------------------------------------------------------------------------
                                                                         3,408,562       1,391
----------------------------------------------------------------------------------------------
           Utilities--9.3%
     650M  Leesburg Utility Sys. Rev. 6.3% 7/1/2002*                       683,313         279
     500M  Loudon County Sanitation Auth. Water & Sewer
             Rev. 6 1/4% 1/1/2010                                          528,750         216
   1,000M  Norfolk Water Rev. 5 7/8% 11/1/2015                           1,068,750         436
----------------------------------------------------------------------------------------------
                                                                         2,280,813         931
----------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------
                                                                                        Amount
                                                                                      Invested
                                                                                      For Each
Principal                                                                           $10,000 of
  Amount   Security                                                          Value  Net Assets
----------------------------------------------------------------------------------------------
           Other Revenue--31.0%
  $  700M  Frederick County Indl. Dev. Auth. (Govt. Complex
             Proj.) 6 1/2% 12/1/2014                                    $  764,750      $  312
     750M  Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
             5 3/8% 11/1/2020                                              768,750         314
     500M  Henrico County Economic Dev. Auth. (Regional
             Jail Proj.) 5 5/8% 11/1/2015                                  535,000         218
   1,000M  Montgomery County Indl. Dev. Auth. Series "C"
             6% 1/15/2017                                                1,101,250         449
   1,000M  Puerto Rico Public Buildings Auth. 6 1/4% 7/1/2014            1,173,750         479
   1,000M  Richmond Redev. & Housing Auth. (Old Manchester
             Projects) 6.8% 3/1/2005*                                    1,117,500         456
           Riverside Regional Jail Authority:
     545M    5 7/8% 7/1/2005*                                              592,688         242
     455M    5 7/8% 7/1/2014                                               486,281         198
   1,010M  Virginia State Resources Auth. Infrastructure Rev.
             Series "B" 5 1/2% 5/1/2018                                  1,051,662         429
----------------------------------------------------------------------------------------------
                                                                         7,591,631       3,097
----------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,199,072)                       23,990,819       9,790
----------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
     200M  Puerto Rico Commonwealth Floater Certificates Govt.
             Dev. Bank Adjustable Rate Note 4.15% **
             (cost $200,000)                                               200,000          82
----------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $22,399,072)                            98.7%                   24,190,819       9,872
Other Assets, Less Liabilities                   1.3                       314,151         128
----------------------------------------------------------------------------------------------
Net Assets                                     100.0%                  $24,504,970     $10,000
==============================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at December 31, 2000.

See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2000
-------------------------  -----------  ------------  ------------  -----------  ------------  ------------------------------------
                                                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                                                               ------------------------------------
                            TAX-EXEMPT       INSURED                    INSURED      NEW YORK
                                 MONEY  INTERMEDIATE       INSURED          TAX       INSURED
                                MARKET    TAX EXEMPT    TAX EXEMPT    EXEMPT II      TAX FREE      ARIZONA   CALIFORNIA    COLORADO
-------------------------  -----------  ------------  ------------  -----------  ------------  -----------  -----------  ----------
Assets
Investments in securities:
At identified cost         $17,431,190   $ 9,765,825  $845,206,295  $14,458,186  $154,386,535  $14,140,558  $13,503,327  $4,959,497
                           ===========  ============  ============  ===========  ============  ===========  ===========  ==========
At value (Note 1A)         $17,431,190   $10,342,063  $940,066,840  $15,848,313  $169,206,473  $15,225,163  $15,200,313  $5,333,738
Cash (overdraft)               135,293       162,566      (170,249)      35,527       183,668      161,104       77,395      68,752
Receivables:
Interest                       162,461       110,533    15,521,446      215,616     3,195,590      359,979      270,667      44,371
Shares sold                         --           192        67,436       87,319       182,131       76,646       25,399          --
                           -----------  ------------  ------------  -----------  ------------  -----------  -----------  ----------
Total Assets                17,728,944    10,615,354   955,485,473   16,186,775   172,767,862   15,822,892   15,573,774   5,446,861
                           -----------  ------------  ------------  -----------  ------------  -----------  -----------  ----------
Liabilities
Payables:
Distributions payable            1,081        13,532       766,315      154,208       193,914       28,204      102,466       9,245
Investment securities
purchased                           --            --     3,423,253           --            --      176,951           --          --
Shares redeemed                 14,225         7,083       678,943           --        58,907           --           --          --
Accrued advisory fees            7,522         3,530       541,363        5,388        87,658        4,487        4,516       1,323
Accrued expenses                13,110        15,941       205,538        9,033        41,350        5,313        9,815         109
                           -----------  ------------  ------------  -----------  ------------  -----------  -----------  ----------
Total Liabilities               35,938        40,086     5,615,412      168,629       381,829      214,955      116,797      10,677
                           -----------  ------------  ------------  -----------  ------------  -----------  -----------  ----------
Net Assets                 $17,693,006   $10,575,268  $949,870,061  $16,018,146  $172,386,033  $15,607,937  $15,456,977  $5,436,184
                           ===========  ============  ============  ===========  ============  ===========  ===========  ==========
Net Assets Consist of:
Capital paid in            $17,693,006   $ 9,994,148  $853,504,449  $14,624,470  $159,221,548  $14,682,561  $13,725,907  $5,088,214
Undistributed net
investment income                   --         4,882     1,540,785        3,549       117,530        2,078       34,084       2,120
Accumulated net
realized loss on
investments                         --            --       (35,718)          --    (1,772,983)    (161,307)          --     (28,391)
Net unrealized
appreciation in value
of investments                      --       576,238    94,860,545    1,390,127    14,819,938    1,084,605    1,696,986     374,241
                           -----------  ------------  ------------  -----------  ------------  -----------  -----------  ----------
Total                      $17,693,006   $10,575,268  $949,870,061  $16,018,146  $172,386,033  $15,607,937  $15,456,977  $5,436,184
                           ===========  ============  ============  ===========  ============  ===========  ===========  ==========
Net Assets:
Class A                    $17,553,037   $ 9,069,612  $945,501,754  $15,966,467  $167,876,571  $14,785,206  $14,764,862  $5,139,084
Class B                    $   139,969   $ 1,505,656  $  4,368,307  $    51,679  $  4,509,462  $   822,731  $   692,115  $  297,100
Shares outstanding
(Note 2):
Class A                     17,553,037     1,486,900    91,537,342    1,116,761    11,490,165    1,107,048    1,229,002     395,653
Class B                        139,969       246,518       423,001        3,613       308,750       61,622       57,628      22,885

Net asset value and
redemption price
per share - Class A              $1.00+        $6.10        $10.33       $14.30        $14.61       $13.36       $12.01      $12.99
                           ===========  ============  ============  ===========  ============  ===========  ===========  ==========
Maximum offering price
per share - Class A*               N/A         $6.51        $11.02       $15.25        $15.58       $14.25       $12.81      $13.86
                           ===========  ============  ============  ===========  ============  ===========  ===========  ==========
Net asset value and
offering price
per share - Class B
(Note 2)                         $1.00         $6.11        $10.33       $14.30        $14.61       $13.35       $12.01      $12.98
                           ===========  ============  ============  ===========  ============  ===========  ===========  ==========

* On purchases of $25,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.

See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2000
---------------------------  ------------------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                             ------------------------------------------------------------------------------------------------------

                             CONNECTICUT        FLORIDA        GEORGIA       MARYLAND   MASSACHUSETTS       MICHIGAN      MINNESOTA
---------------------------  -----------   ------------   ------------   ------------   -------------   ------------   ------------
Assets
Investments in securities:
At identified cost           $21,122,126    $24,059,363     $6,108,325    $16,224,706     $22,141,111    $33,699,883     $7,965,613
                             ===========   ============   ============   ============    ============   ============   ============
At value (Note 1A)           $22,922,019    $26,183,831     $6,635,994    $17,450,771     $23,864,750    $36,928,945     $8,479,480
Cash                             135,416        272,217        116,930        107,071          15,727         97,426         57,848
Receivables:
Interest                         459,480        403,990        101,357        343,136         373,240        507,244        182,480
Shares sold                       16,516          2,059             --         42,444           1,315         78,042             94
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Total Assets                  23,533,431     26,862,097      6,854,281     17,943,422      24,255,032     37,611,657      8,719,902
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Liabilities
Payables:
Distributions payable             27,277        100,066          8,260         23,904          21,788        126,985         11,053
Shares redeemed                      400            225             --             --           8,900          8,000          5,000
Accrued advisory fees             10,003         11,155          1,705          5,275          10,109         15,716          2,192
Accrued expenses                   4,562          4,456            149          6,015          10,960          5,381            149
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Total Liabilities                 42,242        115,902         10,114         35,194          51,757        156,082         18,394
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Net Assets                   $23,491,189    $26,746,195     $6,844,167    $17,908,228     $24,203,275    $37,455,575     $8,701,508
                             ===========   ============   ============   ============    ============   ============   ============
Net Assets Consist of:
Capital paid in              $21,911,234    $24,608,782     $6,352,231    $16,807,020     $22,549,336    $34,181,538     $8,262,381
Undistributed net
investment income                 10,052         12,945          1,906          6,382           9,075         44,975          6,821
Accumulated net realized
loss on investments             (229,990)            --        (37,639)      (131,239         (78,775)            --        (81,561)
Net unrealized
appreciation in value
of investments                 1,799,893      2,124,468        527,669      1,226,065       1,723,639      3,229,062        513,867
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Total                        $23,491,189    $26,746,195     $6,844,167    $17,908,228     $24,203,275    $37,455,575     $8,701,508
                             ===========   ============   ============   ============    ============   ============   ============
Net Assets:
Class A                      $19,952,445    $25,823,208     $6,278,219    $14,580,301     $22,673,506    $36,367,335     $8,605,574
Class B                      $ 3,538,744    $   922,987     $  565,948    $ 3,327,927     $ 1,529,769    $ 1,088,240     $   95,934
Shares outstanding (Note 2):
Class A                        1,521,770      1,929,635        474,387      1,081,874       1,913,687      2,855,838        744,047
Class B                          269,992         68,976         42,814        246,960         129,138         85,537          8,295

Net asset value and
redemption price
per share - Class A               $13.11         $13.38         $13.23         $13.48          $11.85         $12.73         $11.57
                             ===========   ============   ============   ============    ============   ============   ============
Maximum offering price
per share - Class A*              $13.98         $14.27         $14.11         $14.38          $12.64         $13.58         $12.34
                             ===========   ============   ============   ============    ============   ============   ============
Net asset value and
offering price
per share - Class B (Note 2)      $13.11         $13.38         $13.22         $13.48          $11.85         $12.72         $11.57
                             ===========   ============   ============   ============    ============   ============   ============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2000
---------------------------  ------------------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                             ------------------------------------------------------------------------------------------------------
                                                                 NORTH
                                MISSOURI     NEW JERSEY       CAROLINA           OHIO          OREGON   PENNSYLVANIA       VIRGINIA
---------------------------  -----------   ------------   ------------   ------------   -------------   ------------   ------------
Assets
Investments in securities:
At identified cost             $3,252,851    $52,888,131    $11,392,768    $18,571,297     $14,875,212    $36,024,104    $22,399,072
                             ============   ============   ============   ============    ============   ============   ============
At value (Note 1A)             $3,497,825    $57,552,669    $12,195,069    $20,155,647     $15,934,894    $38,877,378    $24,190,819
Cash                               36,934        560,884         52,708         47,071          28,071         57,655         66,246
Receivables:
Interest                           69,021      1,221,213        180,193        161,910         209,252        488,020        456,960
Shares sold                            --         77,578         20,986            366         229,441         15,836         16,941
                             ------------   ------------   ------------   ------------    ------------   ------------   ------------
Total Assets                    3,603,780     59,412,344     12,448,956     20,364,994      16,401,658     39,438,889     24,730,966
                             ------------   ------------   ------------   ------------    ------------   ------------   ------------
Liabilities
Payables:
Distributions payable               7,996         81,523         16,575         45,536          10,591        183,444         70,124
Investment securities
purchased                              --      1,048,469             --             --              --        981,939             --
Shares redeemed                        --        380,998        140,435             --           5,000          1,407        137,008
Accrued advisory fees                 903         29,048          3,086          8,416           4,711         16,044         10,309
Accrued expenses                      106         22,603            305         11,652          10,313          9,100          8,555
                             ------------   ------------   ------------   ------------    ------------   ------------   ------------
Total Liabilities                   9,005      1,562,641        160,401         65,604          30,615      1,191,934        225,996
                             ------------   ------------   ------------   ------------    ------------   ------------   ------------
Net Assets                     $3,594,775    $57,849,703    $12,288,555    $20,299,390     $16,371,043    $38,246,955    $24,504,970
                             ============   ============   ============   ============    ============   ============   ============
Net Assets Consist of:
Capital paid in                $3,419,356    $53,070,876    $11,655,230    $18,701,824     $15,514,140    $35,351,059    $22,676,885
Undistributed net
investment income                     934        167,472          2,565         13,216              --         42,622         36,338
Accumulated net
realized loss
on investments                    (70,489)       (53,183)      (171,541)            --        (202,779)            --             --
Net unrealized
appreciation in value
of investments                    244,974      4,664,538        802,301      1,584,350       1,059,682      2,853,274      1,791,747
                             ------------   ------------   ------------   ------------    ------------   ------------   ------------
Total                          $3,594,775    $57,849,703    $12,288,555    $20,299,390     $16,371,043    $38,246,955    $24,504,970
                             ============   ============   ============   ============    ============   ============   ============
Net Assets:
Class A                        $3,343,523    $54,050,576    $10,722,596    $19,327,072     $15,145,200    $37,011,577    $23,605,923
Class B                        $  251,252    $ 3,799,127    $ 1,565,959    $   972,318     $ 1,225,843    $ 1,235,378    $   899,047
Shares outstanding (Note 2):
Class A                           259,555      4,133,037        833,953      1,550,598       1,199,500      2,852,916      1,815,957
Class B                            19,503        291,132        121,706         77,992          97,186         95,313         69,285

Net asset value and
redemption price
per share - Class A                $12.88         $13.08         $12.86         $12.46          $12.63         $12.97         $13.00
                             ============   ============   ============   ============    ============   ============   ============
Maximum offering price
per share - Class A*               $13.74         $13.95         $13.72         $13.29          $13.47         $13.83         $13.87
                             ============   ============   ============   ============    ============   ============   ============
Net asset value and
offering price
per share - Class B (Note 2)       $12.88         $13.05         $12.87         $12.47          $12.61         $12.96         $12.98
                             ============   ============   ============   ============    ============   ============   ============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements






Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2000

-------------------------  ----------  ------------  ------------  ----------  -----------  -----------------------------------
                                                                                             MULTI-STATE INSURED TAX FREE FUND
                                                                                            -----------------------------------
                           TAX-EXEMPT       INSURED                   INSURED     NEW YORK
                                MONEY  INTERMEDIATE       INSURED         TAX      INSURED
                               MARKET    TAX EXEMPT    TAX EXEMPT   EXEMPT II     TAX FREE     ARIZONA   CALIFORNIA   COLORADO
-------------------------  ----------  ------------  ------------  ----------  -----------  ----------   ----------   --------
Investment Income

Interest income              $730,349      $472,163  $ 54,136,642  $  859,032  $ 9,393,045  $  746,719   $  819,738   $266,658
                            ---------  ------------  ------------  ----------  -----------  ----------   ----------   --------
Expenses (Notes 1 and 5):
Advisory fees                  87,383        56,656     6,624,696     153,763    1,240,369      99,822      109,106     35,488
Distribution plan
expenses - Class A                 --        24,189     2,500,974      75,630      481,111      25,331       27,786      8,883
Distribution plan
expenses - Class B                253        12,709        41,282          11       40,654       5,213        5,657      2,905
Shareholder servicing costs    60,790         7,085       755,714       9,064      121,122       9,101        8,434      5,398
Professional fees              20,672         8,627        82,029      21,109       41,540       5,554        6,861      7,214
Custodian fees                  6,486         2,173        85,390       3,461       16,495       2,087        1,841      1,033
Reports to shareholders         7,393           683       148,553       4,816       18,840       1,066          665        530
Other expenses                  8,496         1,971       272,427       6,074       52,362       5,452        1,651      2,008
                            ---------  ------------  ------------  ----------  -----------  ----------   ----------   --------
Total expenses                191,473       114,093    10,511,065     273,928    2,012,493     153,626      162,001     63,459
Less: Expenses waived
or assumed                    (47,750)      (37,467)     (262,879)   (146,390     (231,501)    (66,711)     (53,369)   (36,443)
Custodian fees
paid indirectly                (3,668)       (2,173)      (31,510)     (3,461)      (7,671)     (2,087)      (1,806)    (1,033)
                            ---------  ------------  ------------  ----------  -----------  ----------   ----------   --------
Net expenses                  140,055        74,453    10,216,676     124,077    1,773,321      84,828      106,826     25,983
                            ---------  ------------  ------------  ----------  -----------  ----------   ----------   --------
Net investment income         590,294       397,710    43,919,966     734,955    7,619,724     661,891      712,912    240,675
                            ---------  ------------  ------------  ----------  -----------  ----------   ----------   --------
Realized and Unrealized
Gain (Loss)
on Investments (Note 4):

Net realized gain (loss)
on investments                     --        60,765     5,887,109     456,716     (430,047)     54,191      199,069     18,469
Net unrealized appreciation
of investments                     --       453,197    55,634,616     763,343   12,231,349     672,717      973,827    274,711
                            ---------  ------------  ------------  ----------  -----------  ----------   ----------   --------
Net gain on investments            --       513,962    61,521,725   1,220,059   11,801,302     726,908    1,172,896    293,180
                            ---------  ------------  ------------  ----------  -----------  ----------   ----------   --------
Net Increase in
Net Assets Resulting
from Operations              $590,294      $911,672  $105,441,691  $1,955,014  $19,421,026  $1,388,799   $1,885,808   $533,855
                            =========  ============  ============  ==========  ===========  ==========   ==========   ========


See notes to financial statements






Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2000
---------------------------  ------------------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                             ------------------------------------------------------------------------------------------------------

                             CONNECTICUT        FLORIDA        GEORGIA       MARYLAND   MASSACHUSETTS       MICHIGAN      MINNESOTA
---------------------------  -----------   ------------   ------------   ------------   -------------   ------------   ------------
Investment Income

Interest income               $1,269,665     $1,404,901       $345,705     $  907,552      $1,304,539     $2,127,871       $479,819
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Expenses (Notes 1 and 5):
Advisory fees                    167,805        187,865         46,917        124,734         170,273        275,081         63,054
Distribution plan
expenses - Class A                37,864         48,151         11,721         27,017          42,576         71,061         16,651
Distribution plan
expenses - Class B                33,117          8,211          3,950         29,819          12,768          9,424            815
Shareholder servicing costs       14,720         15,357          3,467          9,893          17,784         23,818          7,332
Professional fees                 13,145         13,154          1,321          8,467          16,696         15,738          2,274
Custodian fees                     2,786          3,750          1,154          2,411           3,122          4,538          1,358
Reports to shareholders            2,271          2,321            375          1,440           2,672          3,841            841
Other expenses                    10,159          8,042          2,785          9,176           7,338         12,777          4,902
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Total expenses                   281,867        286,851         71,690        212,957         273,229        416,278         97,227
Less: Expenses waived
or assumed                       (73,379)       (76,931)       (36,098)       (85,853)        (78,208)       (91,694)       (53,181)
Custodian fees
paid indirectl                    (2,786)        (2,937)        (1,154)        (2,411)         (3,122)        (2,290)        (1,358)
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Net expenses                     205,702        206,983         34,438        124,693         191,899        322,294         42,688
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Net investment income          1,063,963      1,197,918        311,267        782,859       1,112,640      1,805,577        437,131
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Realized and Unrealized
Gain (Loss)
on Investments (Note 4):

Net realized gain (loss)
on investments                    40,198        269,338          9,505         20,559         (17,230)       369,159           (536)
Net unrealized appreciation
of investments                 1,139,495      1,310,150        485,154      1,083,405       1,476,345      1,645,230        449,951
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Net gain on investments        1,179,693      1,579,488        494,659      1,103,964       1,459,115      2,014,389        449,415
                             -----------   ------------   ------------   ------------    ------------   ------------   ------------
Net Increase in Net
Assets Resulting
from Operations               $2,243,656     $2,777,406       $805,926     $1,886,823      $2,571,755     $3,819,966       $886,546
                             ===========   ============   ============   ============    ============   ============   ============

See notes to financial statements






Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2000
---------------------------  -----------------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                             -----------------------------------------------------------------------------------------------------
                                                                 NORTH
                                MISSOURI     NEW JERSEY       CAROLINA           OHIO         OREGON   PENNSYLVANIA       VIRGINIA
---------------------------  -----------   ------------   ------------   ------------   ------------   ------------   ------------
Investment Income

Interest income                 $169,426     $3,181,052     $  567,747     $1,088,592     $  797,687     $2,156,212     $1,285,771
                             -----------   ------------   ------------   ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
Advisory fees                     22,982        413,626         79,596        142,868        108,923        281,024        165,998
Distribution plan
expenses - Class A                 5,675        103,111         19,068         36,452         26,724         71,329         42,106
Distribution plan
expenses - Class B                 2,268         32,754         10,789          7,095         10,342         15,974          9,390
Shareholder servicing costs        3,086         34,412          9,170         15,894         16,547         24,362         18,323
Professional fees                  7,512         29,305          2,575          9,157         10,014         17,980         11,070
Custodian fees                       707          6,547          1,890          2,558          2,851          5,394          2,950
Reports to shareholders              348          5,199            866          2,445          1,965          4,593          1,973
Other expenses                     1,861         17,502          4,464          7,539          9,139         12,702         11,433
                             -----------   ------------   ------------   ------------   ------------   ------------   ------------
Total expenses                    44,439        642,456        128,418        224,008        186,505        433,358        263,243
Less: Expenses waived
or assumed                       (26,596)       (82,725)       (64,833)       (64,432)       (88,381)       (93,675)       (75,706)
Custodian fees
paid indirectly                     (707)        (6,547)        (1,890)        (1,470)        (2,042)        (3,522)        (2,950)
                             -----------   ------------   ------------   ------------   ------------   ------------   ------------
Net expenses                      17,136        553,184         61,695        158,106         96,082        336,161        184,587
                             -----------   ------------   ------------   ------------   ------------   ------------   ------------
Net investment income            152,290      2,627,868        506,052        930,486        701,605      1,820,051      1,101,184
                             -----------   ------------   ------------   ------------   ------------   ------------   ------------
Realized and Unrealized
Gain (Loss)
on Investments (Note 4):

Net realized gain (loss)
on investments                    14,498        287,163        (25,306)       246,099         41,590        339,014        117,459
Net unrealized appreciation
of investments                   197,062      2,562,567        787,110        878,168        806,377      1,877,300      1,202,040
                             -----------   ------------   ------------   ------------   ------------   ------------   ------------
Net gain on investments          211,560      2,849,730        761,804      1,124,267        847,967      2,216,314      1,319,499
                             -----------   ------------   ------------   ------------   ------------   ------------   ------------
Net Increase in
Net Assets Resulting
from Operations                 $363,850     $5,477,598     $1,267,856     $2,054,753     $1,549,572     $4,036,365     $2,420,683
                             ===========   ============   ============   ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------  ---------------------------------------------------------
                                                              TAX-EXEMPT             INSURED INTERMEDIATE
                                                             MONEY MARKET                  TAX EXEMPT
                                                    ---------------------------   ---------------------------
Year Ended December 31                                      2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   590,294    $   446,827    $   397,710    $   356,590
Net realized gain (loss) on investments                       --             --         60,765         14,923
Net unrealized appreciation (depreciation)
of investments                                                --             --        453,197       (324,880)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                          590,294        446,827        911,672         46,633
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                         (589,336)      (446,252)      (348,773)      (326,640)
Net investment income - Class B                             (958)          (575)       (44,055)       (29,950)
Net realized gains - Class A                                  --             --        (46,381)            --
Net realized gains - Class B                                  --             --         (7,685)            --
                                                    ------------   ------------   ------------   ------------
Total distributions                                     (590,294)      (446,827)      (446,894)      (356,590)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                             26,859,558     26,430,071      1,899,322      1,819,931
Reinvestment of distributions                            582,638        441,982        295,082        238,798
Cost of shares redeemed                              (26,367,199)   (26,704,193)    (1,789,378)    (2,192,502)
                                                    ------------   ------------   ------------   ------------
                                                       1,074,997        167,860        405,026       (133,773)
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                169,333        111,418        394,360        428,418
Reinvestment of distributions                                914            416         42,094         22,815
Cost of shares redeemed                                  (31,310)      (111,815)      (148,127)      (264,340)
                                                    ------------   ------------   ------------   ------------
                                                         138,937             19        288,327        186,893
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions        1,213,934        167,879        693,353         53,120
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                  1,213,934        167,879      1,158,131       (256,837)

Net Assets
Beginning of year                                     16,479,072     16,311,193      9,417,137      9,673,974
                                                    ------------   ------------   ------------   ------------
End of year+                                         $17,693,006    $16,479,072    $10,575,268    $ 9,417,137
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of    $        --    $        --    $     4,882    $        --
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                  26,859,558     26,430,071        320,103        306,227
Issued for distributions reinvested                      582,638        441,982         49,643         40,351
Redeemed                                             (26,367,199)   (26,704,193)      (304,147)      (367,441)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                            1,074,997        167,860         65,599        (20,863)
                                                    ============   ============   ============   ============
Class B:
Sold                                                     169,333        111,418         66,447         72,496
Issued for distributions reinvested                          914            416          7,058          3,852
Redeemed                                                 (31,310)      (111,815)       (25,325)       (44,201)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                              138,937             19         48,180         32,147
                                                    ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------  ----------------------------------------------------------
                                                               INSURED                      INSURED
                                                             TAX EXEMPT                  TAX EXEMPT II
                                                    ----------------------------  ----------------------------
Year Ended December 31                                       2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $ 43,919,966   $ 52,675,583    $   734,955    $   793,234
Net realized gain (loss) on investments                 5,887,109    (2,177,690)        456,716         29,405
Net unrealized appreciation (depreciation)
of investments                                         55,634,616    (88,703,533)       763,343     (1,148,959)
                                                     ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                       105,441,691    (38,205,640)     1,955,014       (326,320)
                                                     ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                      (47,412,130)    (47,679,004)      (749,167)      (775,403)
Net investment income - Class B                         (181,137)       (161,210)           (70)            --
Net realized gains - Class A                                   --             --       (455,327)       (29,405)
Net realized gains - Class B                                   --             --         (1,463)            --
                                                     ------------   ------------   ------------   ------------
Total distributions                                  (47,593,267)   (47,840,214)     (1,206,027)      (804,808)
                                                     ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                              13,219,566     18,499,433      1,029,725      1,636,590
Reinvestment of distributions                          36,293,582     36,539,001        711,459        455,722
Cost of shares redeemed                              (120,265,077)  (129,571,414)    (2,366,906)    (2,028,492)
                                                     ------------   ------------   ------------   ------------
                                                      (70,751,929)   (74,532,980)      (625,722)        63,820
                                                     ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                 718,417      1,401,776         51,461             --
Reinvestment of distributions                             138,893        137,498          1,533             --
Cost of shares redeemed                                (1,040,875)      (779,595)            --             --
                                                     ------------   ------------   ------------   ------------
                                                         (183,565)       759,679         52,994             --
                                                     ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions       (70,935,494)   (73,773,301)      (572,728)        63,820
                                                     ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                 (13,087,070)  (159,819,155)       176,259     (1,067,308)

Net Assets
Beginning of year                                     962,957,131  1,122,776,286     15,841,887     16,909,195
                                                     ------------   ------------   ------------   ------------
End of year+                                         $949,870,061   $962,957,131    $16,018,146    $15,841,887
                                                     ============   ============   ============   ============
+ Includes undistributed net investment income of    $  1,540,785   $  5,214,086    $     3,549    $    17,831
                                                     ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                    1,335,485      1,815,196         72,660        114,579
Issued for distributions reinvested                     3,667,741      3,612,697         50,353         32,373
Redeemed                                              (12,210,540)   (12,763,828)      (170,281)      (144,597)
                                                     ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                            (7,207,314)    (7,335,935)       (47,268)         2,355
                                                     ============   ============   ============   ============
Class B:
Sold                                                       73,650        138,358          3,506             --
Issued for distributions reinvested                        14,042         13,619            107             --
Redeemed                                                 (106,580)       (77,706)            --             --
                                                     ------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                               (18,888)        74,271          3,613             --
                                                     ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------   ---------------------------------------------------------
                                                                                           MULTI-STATE
                                                                                      INSURED TAX FREE FUND
                                                               NEW YORK           ---------------------------
                                                           INSURED TAX FREE                  ARIZONA
                                                    ---------------------------   ---------------------------
Year Ended December 31                                  2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $  7,619,724   $  9,082,369    $   661,891    $   669,648
Net realized gain (loss) on investments                 (430,047)    (1,342,936)        54,191       (169,252)
Net unrealized appreciation (depreciation)
of investments                                        12,231,349    (14,545,609)       672,717       (757,359)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                       19,421,026     (6,806,176)     1,388,799       (256,963)
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                       (8,061,982)    (8,140,000)      (683,962)      (604,070)
Net investment income - Class B                         (176,639)      (205,942)       (24,143)       (21,656)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                    ------------   ------------   ------------   ------------
Total distributions                                   (8,238,621)    (8,345,942)      (708,105)      (625,726)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                              7,438,589      8,584,885      3,821,090      2,941,186
Reinvestment of distributions                          5,731,991      5,892,531        364,819        330,199
Cost of shares redeemed                              (20,817,474)   (22,687,898)    (1,800,785)    (1,551,010)
                                                    ------------   ------------   ------------   ------------
                                                      (7,646,894)    (8,210,482)     2,385,124      1,720,375
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                              1,531,079      1,243,555        283,650        138,883
Reinvestment of distributions                            110,170        141,550         13,523         13,636
Cost of shares redeemed                               (2,147,503)    (1,480,097)        (8,761)       (97,693)
                                                    ------------   ------------   ------------   ------------
                                                        (506,254)       (94,992)       288,412         54,826
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions       (8,153,148)    (8,305,474)     2,673,536      1,775,201
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                  3,029,257    (23,457,592)     3,354,230        892,512

Net Assets
Beginning of year                                    169,356,776    192,814,368     12,253,707     11,361,195
                                                    ------------   ------------   ------------   ------------
End of year+                                        $172,386,033   $169,356,776    $15,607,937    $12,253,707
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of   $    117,530   $    736,427    $     2,078    $    48,292
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                     532,654        603,028        295,213        219,821
Issued for distributions reinvested                      410,668        413,248         28,199         25,133
Redeemed                                              (1,505,062)    (1,589,907)      (140,308)      (119,321)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                             (561,740)      (573,631)       183,104        125,633
                                                    ============   ============   ============   ============
Class B:
Sold                                                     109,757         86,242         21,294         10,604
Issued for distributions reinvested                        7,890          9,942          1,045          1,038
Redeemed                                                (155,520)      (104,427)          (676)        (7,574)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                              (37,873)        (8,243)        21,663          4,068
                                                    ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------   --------------------------------------------------------

                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                    ---------------------------------------------------------
                                                             CALIFORNIA                      COLORADO
                                                    ---------------------------   ---------------------------
Year Ended December 31                                      2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   712,912    $   755,259    $   240,675    $   209,546
Net realized gain (loss) on investments                  199,069         23,559         18,469        (28,764)
Net unrealized appreciation (depreciation)
of investments                                           973,827     (1,214,591)       274,711       (280,802)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        1,885,808       (435,773)       533,855       (100,020)
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                         (722,748)      (673,609)      (228,604)      (194,405)
Net investment income - Class B                          (24,798)       (19,389)       (12,731)       (15,382)
Net realized gains - Class A                            (190,220)       (22,747)            --             --
Net realized gains - Class B                              (8,981)          (812)            --             --
                                                    ------------   ------------   ------------   ------------
Total distributions                                     (946,747)      (716,557)      (241,335)      (209,787)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                              1,853,858      2,072,982      1,353,527      1,221,942
Reinvestment of distributions                            530,322        368,427        127,860        121,197
Cost of shares redeemed                               (1,905,229)    (2,557,568)      (686,363)      (562,932)
                                                    ------------   ------------   ------------   ------------
                                                         478,951       (116,159)       795,024        780,207
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                179,106         78,000          2,000         15,000
Reinvestment of distributions                             13,336          9,280          9,861         12,608
Cost of shares redeemed                                  (19,711)       (46,298)      (102,671)        (4,101)
                                                    ------------   ------------   ------------   ------------
                                                         172,731         40,982        (90,810)        23,507
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions          651,682        (75,177)       704,214        803,714
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                  1,590,743     (1,227,507)       996,734        493,907

Net Assets
Beginning of year                                     13,866,234     15,093,741      4,439,450      3,945,543
                                                    ------------   ------------   ------------   ------------
End of year+                                         $15,456,977    $13,866,234   $  5,436,184   $  4,439,450
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of    $    34,084    $    68,718   $      2,120   $      2,780
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                     160,626        174,976        108,075         95,345
Issued for distributions reinvested                       45,309         31,489         10,235          9,535
Redeemed                                                (163,753)      (218,015)       (55,046)       (43,986)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                               42,182        (11,550)        63,264         60,894
                                                    ============   ============   ============   ============
Class B:
Sold                                                      15,340          6,520            162          1,208
Issued for distributions reinvested                        1,140            793            790            992
Redeemed                                                  (1,683)        (3,809)        (8,437)          (311)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                               14,797          3,504         (7,485)         1,889
                                                    ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------   ---------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                    ---------------------------------------------------------
                                                             CONNECTICUT                       FLORIDA
                                                    ---------------------------   ---------------------------
Year Ended December 31                                  2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $  1,063,963   $  1,045,343   $  1,197,918   $  1,285,900
Net realized gain (loss) on investments                   40,198       (220,336)       269,338        (50,341)
Net unrealized appreciation (depreciation)
of investments                                         1,139,495     (1,260,205)     1,310,150     (2,005,228)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        2,243,656       (435,198)     2,777,406       (769,669)
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                         (974,503)      (864,595)    (1,259,629)    (1,150,018)
Net investment income - Class B                         (143,944)      (123,558)       (36,641)       (32,154)
Net realized gains - Class A                                  --             --       (211,565)            --
Net realized gains - Class B                                  --             --         (7,572)            --
                                                    ------------   ------------   ------------   ------------
Total distributions                                   (1,118,447)      (988,153)    (1,515,407)    (1,182,172)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                              2,801,504      3,699,220      2,925,739      2,963,267
Reinvestment of distributions                            693,971        658,039        824,487        595,822
Cost of shares redeemed                               (2,407,661)    (2,671,444)    (2,875,373)    (3,814,112)
                                                    ------------   ------------   ------------   ------------
                                                       1,087,814      1,685,815        874,853       (255,023)
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                257,906        702,180        109,874         93,725
Reinvestment of distributions                             98,894         90,142         25,762         21,190
Cost of shares redeemed                                 (186,494)      (864,326)       (44,227)      (121,415)
                                                    ------------   ------------   ------------   ------------
                                                         170,306        (72,004)        91,409         (6,500)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions        1,258,120      1,613,811        966,262       (261,523)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                  2,383,329        190,460      2,228,261     (2,213,364)

Net Assets
Beginning of year                                     21,107,860     20,917,400     24,517,934     26,731,298
                                                    ------------   ------------   ------------   ------------
End of year+                                         $23,491,189    $21,107,860    $26,746,195    $24,517,934
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of    $    10,052    $    64,536    $    12,945    $   111,297
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                     223,169        284,965        225,748        223,409
Issued for distributions reinvested                       54,721         50,934         63,282         45,198
Redeemed                                                (189,318)      (207,628)      (222,912)      (286,334)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                               88,572        128,271         66,118        (17,727)
                                                    ============   ============   ============   ============
Class B:
Sold                                                      20,386         53,787          8,512          7,051
Issued for distributions reinvested                        7,799          6,989          1,980          1,607
Redeemed                                                 (14,807)       (65,074)        (3,429)        (9,139)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                               13,378         (4,298)         7,063           (481)
                                                    ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------   ---------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                    ---------------------------------------------------------
                                                              GEORGIA                      MARYLAND
                                                    ---------------------------  ----------------------------
Year Ended December 31                                      2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   311,267    $   228,300    $   782,859    $   734,448
Net realized gain (loss) on investments                    9,505        (46,601)        20,559       (132,292)
Net unrealized appreciation (depreciation)
of investments                                           485,154       (318,371)     1,083,405     (1,034,639)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                          805,926       (136,672)     1,886,823       (432,483)
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                         (293,730)      (217,811)      (664,220)      (625,749)
Net investment income - Class B                          (16,763)       (10,956)      (123,174)      (102,842)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                    ------------   ------------   ------------   ------------
Total distributions                                     (310,493)      (228,767)      (787,394)      (728,591)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                544,115      3,350,635      3,513,953      3,457,252
Reinvestment of distributions                            193,450        146,270        359,517        344,994
Cost of shares redeemed                                 (450,052)      (788,139)    (2,768,535)    (1,530,101)
                                                    ------------   ------------   ------------   ------------
                                                         287,513      2,708,766      1,104,935      2,272,145
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                248,998        100,979        792,377        994,342
Reinvestment of distributions                             16,752         10,646         71,438         58,176
Cost of shares redeemed                                  (28,089)       (43,053)      (456,944)      (361,875)
                                                    ------------   ------------   ------------   ------------
                                                         237,661         68,572        406,871        690,643
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions          525,174      2,777,338      1,511,806      2,962,788
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                  1,020,607      2,411,899      2,611,235      1,801,714

Net Assets
Beginning of year                                      5,823,560      3,411,661     15,296,993     13,495,279
                                                    ------------   ------------   ------------   ------------
End of year+                                          $6,844,167     $5,823,560    $17,908,228    $15,296,993
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of     $    1,906     $    1,132    $     6,382    $    10,917
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                      43,265        263,782        270,833        259,225
Issued for distributions reinvested                       15,332         11,550         27,744         26,295
Redeemed                                                 (35,633)       (62,261)      (212,461)      (118,013)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                               22,964        213,071         86,116        167,507
                                                    ============   ============   ============   ============
Class B:
Sold                                                      19,514          7,940         61,213         75,399
Issued for distributions reinvested                        1,326            836          5,519          4,442
Redeemed                                                  (2,262)        (3,380)       (34,939)       (27,393)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                               18,578          5,396         31,793         52,448
                                                    ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------    --------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                     --------------------------------------------------------
                                                            MASSACHUSETTS                  MICHIGAN
                                                     --------------------------   ---------------------------
Year Ended December 31                                  2000           1999           2000           1999
-------------------------------------------------    -----------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $ 1,112,640    $ 1,188,783    $ 1,805,577    $ 1,816,566
Net realized gain (loss) on investments                  (17,230)       (61,545)       369,159        (22,276)
Net unrealized appreciation (depreciation)
of investments                                         1,476,345     (1,697,614)     1,645,230     (2,812,167)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        2,571,755       (570,376)     3,819,966     (1,017,877)
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                       (1,133,880)    (1,058,842)    (1,751,726)    (1,749,807)
Net investment income - Class B                          (57,648)       (57,345)       (39,242)       (43,260)
Net realized gains - Class A                                  --             --       (337,055)            --
Net realized gains - Class B                                  --             --        (10,101)            --
                                                    ------------   ------------   ------------   ------------
Total distributions                                   (1,191,528)    (1,116,187)    (2,138,124)    (1,793,067)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                              1,851,208      1,093,753      2,118,266      4,255,793
Reinvestment of distributions                            874,869        846,167      1,344,160      1,101,285
Cost of shares redeemed                               (1,858,095)    (2,275,289)    (5,239,310)    (5,183,033)
                                                    ------------   ------------   ------------   ------------
                                                         867,982       (335,369)    (1,776,884)       174,045
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                291,176        326,448        165,300        237,052
Reinvestment of distributions                             42,124         45,943         34,199         24,105
Cost of shares redeemed                                  (61,836)      (514,252)       (49,873)      (315,722)
                                                    ------------   ------------   ------------   ------------
                                                         271,464       (141,861)       149,626        (54,565)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions        1,139,446       (477,230)    (1,627,258)       119,480
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                  2,519,673     (2,163,793)        54,584     (2,691,464)

Net Assets
Beginning of year                                     21,683,602     23,847,395     37,400,991     40,092,455
                                                    ------------   ------------   ------------   ------------
End of year+                                         $24,203,275    $21,683,602    $37,455,575    $37,400,991
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of    $     9,075    $    87,963    $    44,975    $    30,366
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                     164,257         93,704        170,743        341,602
Issued for distributions reinvested                       77,052         72,866        107,978         87,212
Redeemed                                                (163,885)      (195,191)      (424,004)      (411,133)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                               77,424        (28,621)      (145,283)        17,681
                                                    ============   ============   ============   ============
Class B:
Sold                                                      25,588         28,134         13,241         18,352
Issued for distributions reinvested                        3,707          3,951          2,746          1,914
Redeemed                                                  (5,583)       (45,321)        (4,021)       (25,547)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                               23,712        (13,236)        11,966         (5,281)
                                                    ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------    ---------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                     ---------------------------------------------------------
                                                               MINNESOTA                      MISSOURI
                                                     ---------------------------   ---------------------------
Year Ended December 31                                    2000           1999           2000           1999
-------------------------------------------------    -------------   ------------  ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                 $   437,131    $   442,552    $   152,290    $   133,512
Net realized gain (loss) on investments                      (536)       (15,959)        14,498        (30,929)
Net unrealized appreciation (depreciation)
of investments                                            449,951       (573,087)       197,062       (163,445)
                                                    -------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                           886,546       (146,494)       363,850        (60,862)
                                                    -------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                          (440,995)      (428,054)      (147,414)      (118,488)
Net investment income - Class B                            (3,695)        (3,055)       (10,157)        (9,430)
Net realized gains - Class A                                   --             --             --             --
Net realized gains - Class B                                   --             --             --             --
                                                    -------------   ------------   ------------   ------------
Total distributions                                      (444,690)      (431,109)      (157,571)      (127,918)
                                                    -------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                 478,787      1,103,564        817,292      1,056,075
Reinvestment of distributions                             314,099        315,022         66,356         57,359
Cost of shares redeemed                                  (987,447)      (829,283)      (202,855)      (554,920)
                                                    -------------   ------------   ------------   ------------
                                                         (194,561)       589,303        680,793        558,514
                                                    -------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                  14,980         37,994         33,623        143,475
Reinvestment of distributions                               3,682          3,050          3,658          5,278
Cost of shares redeemed                                    (9,889)            --        (11,048)       (95,167)
                                                    -------------   ------------   ------------   ------------
                                                            8,773         41,044         26,233         53,586
                                                    -------------   ------------   ------------   ------------
Net increase (decrease) from share transactions          (185,788)       630,347        707,026        612,100
                                                    -------------   ------------   ------------   ------------
Net increase (decrease) in net assets                     256,068         52,744        913,305        423,320

Net Assets
Beginning of year                                       8,445,440      8,392,696      2,681,470      2,258,150
                                                    -------------   ------------   ------------   ------------
End of year+                                          $ 8,701,508    $ 8,445,440    $ 3,594,775    $ 2,681,470
                                                    =============   ============   ============   ============
 + Includes undistributed net investment income of    $     6,821    $    14,380    $       934    $     6,215
                                                    =============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                       42,730         96,628         66,498         82,522
Issued for distributions reinvested                        28,092         27,742          5,363          4,574
Redeemed                                                  (88,710)       (72,598)       (16,682)       (43,601)
                                                    -------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                               (17,888)        51,772         55,179         43,495
                                                    =============   ============   ============   ============
Class B:
Sold                                                        1,325          3,262          2,723         11,304
Issued for distributions reinvested                           329            270            296            420
Redeemed                                                     (888)            --           (885)        (7,575)
                                                    -------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                                   766          3,532          2,134          4,149
                                                    =============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------   ---------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                    ---------------------------------------------------------
                                                             NEW JERSEY                NORTH CAROLINA
                                                    ---------------------------   ---------------------------
Year Ended December 31                                  2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $  2,627,868   $  2,998,756    $   506,052    $   441,087
Net realized gain (loss) on investments                  287,163       (340,345)       (25,306)       (66,343)
Net unrealized appreciation (depreciation)
of investments                                         2,562,567     (3,937,287)       787,110       (606,265)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        5,477,598     (1,278,876)     1,267,856       (231,521)
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                       (2,586,988)    (2,613,185)      (468,766)      (416,971)
Net investment income - Class B                         (139,682)      (120,933)       (43,833)       (16,418)
Net realized gains - Class A                                  --             --             --             --
Net realized gains - Class B                                  --             --             --             --
                                                    ------------   ------------   ------------   ------------
Total distributions                                   (2,726,670)    (2,734,118)      (512,599)      (433,389)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                              6,325,608      4,565,043      1,748,842      1,751,727
Reinvestment of distributions                          1,691,370      1,719,625        299,529        266,372
Cost of shares redeemed                               (9,400,943)   (10,235,069)      (975,798)      (703,779)
                                                    ------------   ------------   ------------   ------------
                                                      (1,383,965)    (3,950,401)     1,072,573      1,314,320
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                              1,667,960      1,693,243        893,262        369,596
Reinvestment of distributions                            108,796         94,225         26,946         12,297
Cost of shares redeemed                               (1,478,507)      (786,605)       (33,547)            --
                                                    ------------   ------------   ------------   ------------
                                                         298,249      1,000,863        886,661        381,893
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions       (1,085,716)    (2,949,538)     1,959,234      1,696,213
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                  1,665,212     (6,962,532)     2,714,491      1,031,303

Net Assets
Beginning of year                                     56,184,491     63,147,023      9,574,064      8,542,761
                                                    ------------   ------------   ------------   ------------
End of year+                                         $57,849,703    $56,184,491    $12,288,555    $ 9,574,064
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of    $   167,472    $   266,274    $     2,565    $     9,112
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                     501,039        353,400        140,659        139,244
Issued for distributions reinvested                      133,923        133,664         24,306         21,379
Redeemed                                                (748,036)      (793,422)       (78,742)       (55,886)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                             (113,074)      (306,358)        86,223        104,737
                                                    ============   ============   ============   ============
Class B:
Sold                                                     131,281        130,535         72,671         29,552
Issued for distributions reinvested                        8,623          7,355          2,182            996
Redeemed                                                (117,439)       (62,045)        (2,771)            --
                                                    ------------   ------------   ------------   ------------
Net increase in Class B shares
outstanding                                               22,465         75,845         72,082         30,548
                                                    ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------   ---------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                    ---------------------------------------------------------
                                                               OHIO                         OREGON
                                                    ---------------------------   ---------------------------
Year Ended December 31                                  2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                $   930,486   $  1,019,501    $   701,605    $   659,286
Net realized gain (loss) on investments                  246,099       (104,134)        41,590        (81,012)
Net unrealized appreciation (depreciation)
of investments                                           878,168     (1,268,564)       806,377       (883,123)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        2,054,753       (353,197)     1,549,572       (304,849)
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                         (967,028)      (946,062)      (668,048)      (607,767)
Net investment income - Class B                          (31,950)       (20,214)       (43,481)       (41,671)
Net realized gains - Class A                            (135,391)            --             --             --
Net realized gains - Class B                              (6,809)            --             --             --
                                                    ------------   ------------   ------------   ------------
Total distributions                                   (1,141,178)      (966,276)      (711,529)      (649,438)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                              1,935,373      2,188,769      3,331,938      1,716,714
Reinvestment of distributions                            809,083        696,219        539,999        488,253
Cost of shares redeemed                               (2,866,179)    (2,793,896)    (1,894,637)    (1,973,009)
                                                    ------------   ------------   ------------   ------------
                                                        (121,723)        91,092      1,977,300        231,958
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                486,490        323,985        258,518        390,852
Reinvestment of distributions                             27,836         16,137         40,891         38,457
Cost of shares redeemed                                 (220,586)       (68,346)      (229,135)      (299,835)
                                                    ------------   ------------   ------------   ------------
                                                         293,740        271,776         70,274        129,474
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions          172,017        362,868      2,047,574        361,432
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                  1,085,592       (956,605)     2,885,617       (592,855)

Net Assets
Beginning of year                                     19,213,798     20,170,403     13,485,426     14,078,281
                                                    ------------   ------------   ------------   ------------
End of year+                                         $20,299,390    $19,213,798    $16,371,043    $13,485,426
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of    $    13,216    $    81,708    $        --    $     9,848
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                     159,160        176,829        274,717        136,908
Issued for distributions reinvested                       66,696         56,611         44,359         39,572
Redeemed                                                (238,605)      (226,785)      (156,753)      (160,088)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                              (12,749)         6,655        162,323         16,392
                                                    ============   ============   ============   ============
Class B:
Sold                                                      40,319         26,247         21,111         31,591
Issued for distributions reinvested                        2,285          1,319          3,363          3,124
Redeemed                                                 (18,494)        (5,451)       (19,152)       (24,374)
                                                    ------------   ------------   ------------   ------------
Net increase in Class B shares
outstanding                                               24,110         22,115          5,322         10,341
                                                    ============   ============   ============   ============

See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS
-------------------------------------------------   ---------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                    ---------------------------------------------------------
                                                            PENNSYLVANIA                    VIRGINIA
                                                    ---------------------------   ---------------------------
Year Ended December 31                                  2000           1999           2000           1999
-------------------------------------------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Net Assets From Operations
Net investment income                               $  1,820,051   $  1,923,343   $  1,101,184   $  1,143,741
Net realized gain (loss) on investments                  339,014         (5,094)       117,459        (29,962)
Net unrealized appreciation (depreciation)
of investments                                         1,877,300     (2,852,357)     1,202,040     (1,745,078)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                        4,036,365       (934,108)     2,420,683       (631,299)
                                                    ------------   ------------   ------------   ------------
Distributions to Shareholders
Net investment income - Class A                       (1,802,988)    (1,870,838)    (1,073,395)    (1,064,796)
Net investment income - Class B                          (68,014)       (79,889)       (40,696)       (48,591)
Net realized gains - Class A                            (323,477)            --        (83,998)            --
Net realized gains - Class B                             (10,785)            --         (3,674)            --
                                                    ------------   ------------   ------------   ------------
Total distributions                                   (2,205,264)    (1,950,727)    (1,201,763)    (1,113,387)
                                                    ------------   ------------   ------------   ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                              2,039,478      2,810,294      4,522,995      2,275,886
Reinvestment of distributions                          1,224,362      1,075,060        657,740        653,619
Cost of shares redeemed                               (4,745,270)    (5,177,643)    (3,749,229)    (3,689,375)
                                                    ------------   ------------   ------------   ------------
                                                      (1,481,430)    (1,292,289)     1,431,506       (759,870)
                                                    ------------   ------------   ------------   ------------
Class B:
Proceeds from shares sold                                153,880        368,452        243,066         86,250
Reinvestment of distributions                             45,519         38,656         38,517         33,809
Cost of shares redeemed                                 (975,292)      (379,178)      (494,104)      (455,294)
                                                    ------------   ------------   ------------   ------------
                                                        (775,893)        27,930       (212,521)      (335,235)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions       (2,257,323)    (1,264,359)     1,218,985     (1,095,105)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                   (426,222)    (4,149,194)     2,437,905     (2,839,791)

Net Assets
Beginning of year                                     38,673,177     42,822,371     22,067,065     24,906,856
                                                    ------------   ------------   ------------   ------------
End of year+                                         $38,246,955    $38,673,177    $24,504,970    $22,067,065
                                                    ============   ============   ============   ============
+ Includes undistributed net investment income of    $    42,622    $    93,573    $    36,338    $    49,245
                                                    ============   ============   ============   ============
(a) Shares Issued and Redeemed
Class A:
Sold                                                     162,762        217,813        357,531        176,751
Issued for distributions reinvested                       96,899         83,730         52,145         51,058
Redeemed                                                (379,844)      (403,740)      (300,782)      (286,551)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class A shares
outstanding                                             (120,183)      (102,197)       108,894        (58,742)
                                                    ============   ============   ============   ============
Class B:
Sold                                                      12,238         28,213         19,361          6,703
Issued for distributions reinvested                        3,599          3,009          3,056          2,647
Redeemed                                                 (77,323)       (29,020)       (39,295)       (35,242)
                                                    ------------   ------------   ------------   ------------
Net increase (decrease) in Class B shares
outstanding                                              (61,486)         2,202        (16,878)       (25,892)
                                                    ============   ============   ============   ============

See notes to financial statements





Notes to Financial Statements

1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market Fund"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors Insured Tax Exempt Fund II, formerly Executive Investors Insured Tax Exempt Fund ("Insured Tax Exempt II"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative
Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured seeks a high level of interest income that is exempt from federal income tax, New York State and New York City personal income taxes and is not a tax preference item for purposes of the AMT.

Multi-State Insured seeks a high level of interest income that is exempt from federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the applicable Fund's Boards of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds, other than the Tax-Exempt Money Market Fund, are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Insured Tax Exempt and Insured Tax Exempt II may invest up to 20% of their assets in portfolio securities not covered by the insurance feature; Insured Intermediate, New York Insured and Multi-State Insured may invest up to 35% of their assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.




Notes to Financial Statements (continued)


At December 31, 2000, capital loss carryovers were as follows:

                                   Year Capital Loss Carryovers Expire
                         ----------------------------------------------------------
Fund                      Total      2002      2003      2004        2007      2008
------                   ------    ------    ------    ------      ------    ------
Insured Tax Exempt   $   35,719  $    --    $    --   $    --  $   35,719  $     --
New York              1,772,983       --         --        --   1,342,936   430,047
Arizona                 161,308    1,080         --    12,135     148,093        --
Colorado                 28,392    1,921         --        --      26,471        --
Connecticut             229,990   46,107         --        --     183,883        --
Georgia                  37,640       --         --        --      37,640        --
Maryland                131,239    6,741         --    12,765      82,194    29,539
Massachusetts            75,970       --         --        --      61,545    14,425
Minnesota                81,560      431     64,634        --      15,876       619
Missouri                 70,490   29,855      9,705        --      30,930        --
New Jersey               53,182       --         --        --      53,182        --
North Carolina          171,541   36,480     20,296    23,116      65,146    26,503
Oregon                  202,779   89,950         --    55,047      57,782        --


C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly. Dividends paid by the Funds from net investment income are considered exempt-interest dividends and as such should not be subject to Federal income taxes. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2000, The Bank of New York, custodian for the Funds, has provided credits in the amount of $88,595 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--At December 31, 2000, paid-in capital of The Tax-Exempt Money Market Fund amounted to $17,693,006. The Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation ("FIC") as underwriter of the Fund.

Each of the other Funds sells two classes of shares, Class A and Class B. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years.
Class A and Class B shares are subject to distribution plans and have different distribution fees as described in Note 5. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of both classes. Of the 1,000,000,000 shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 shares originally authorized, Insured Tax Exempt has designated
300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured and Series Fund have each established an unlimited number of shares of beneficial interest for both Class A and Class B shares.




Notes to Financial Statements (continued)

Prior to December 18, 2000, First Investors Insured Tax Exempt Fund II was named Executive Investors Insured Tax Exempt Fund and had only one undesignated class of shares. The Fund now has two classes of shares:
Class A and Class B. The original Executive Investors Insured Tax Exempt Fund shares have been designated as Class A shares of First Investors Insured Tax Exempt Fund II.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the year ended December 31, 2000, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                          Cost of            Proceeds
Fund                                    Purchases            of Sales
------                                -----------        ------------
Insured Intermediate                 $  7,493,716         $ 7,052,388
Insured Tax Exempt                    252,641,009         325,734,710
Insured Tax Exempt II                  25,433,444          26,728,820
New York Insured                       31,835,232          41,247,243
Arizona                                 7,986,495           5,488,203
California                              7,453,159           7,139,015
Colorado                                2,775,983           2,126,804
Connecticut                             5,108,290           3,857,985
Florida.                               15,354,839          14,699,190
Georgia                                 2,841,128           2,423,355
Maryland                                7,038,948           5,603,188
Massachusetts                           9,288,032           8,477,777
Michigan                                8,198,066          10,266,214
Minnesota                               2,692,880           2,811,663
Missouri                                1,747,473           1,032,985
New Jersey                             22,640,795          23,151,451
North Carolina                          6,502,587           4,303,479
Ohio                                    6,669,001           6,760,082
Oregon                                  7,200,288           5,296,510
Pennsylvania                           14,968,236          16,393,063
Virginia                                8,378,139           7,293,027





At December 31, 2000, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                 Gross          Gross              Net
                               Aggregate    Unrealized     Unrealized       Unrealized
Fund                                Cost  Appreciation   Depreciation     Appreciation
------                       -----------  ------------   ------------   --------------
Insured Intermediate        $  9,765,825   $   576,238         $   --      $   576,238
Insured Tax Exempt           845,206,295    94,860,545             --       94,860,545
Insured Tax Exempt II         14,458,186     1,390,127             --        1,390,127
New York Insured             154,386,535    14,819,938             --       14,819,938
Arizona                       14,140,558     1,084,605             --        1,084,605
California                    13,503,327     1,696,986             --        1,696,986
Colorado                       4,959,497       374,241             --          374,241
Connecticut                   21,122,126     1,799,893             --        1,799,893
Florida                       24,059,363     2,124,468             --        2,124,468
Georgia                        6,108,325       527,669             --          527,669
Maryland                      16,224,706     1,226,065             --        1,226,065
Massachusetts                 22,141,111     1,724,785          1,146        1,723,639
Michigan                      33,699,883     3,229,062             --        3,229,062
Minnesota                      7,965,613       513,867             --          513,867
Missouri                       3,252,851       244,974             --          244,974
New Jersey                    52,888,131     4,664,538             --        4,664,538
North Carolina                11,392,768       802,301             --          802,301
Ohio                          18,571,297     1,584,350             --        1,584,350
Oregon                        14,875,212     1,059,682             --        1,059,682
Pennsylvania                  36,024,104     2,853,274             --        2,853,274
Virginia                      22,399,072     1,791,747             --        1,791,747


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2000, total directors/trustees fees accrued by the Funds amounted to $39,495.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than the Tax-Exempt Money Market Fund, Insured Intermediate and Insured Tax Exempt II, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The annual




Notes to Financial Statements (continued)

fee for the Tax-Exempt Money Market Fund and Insured Intermediate is payable monthly, at the rate of .50% and .60%, respectively, of the Fund's average daily net assets. The annual fee for the Insured Tax Exempt II is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to
 .66% on average daily net assets over $1 billion.

For the year ended December 31, 2000, advisory fees accrued to FIMCO by the Funds were $10,658,029 of which $1,535,097 was waived. In addition, other expenses in the amount of $298,272 were assumed by FIMCO.

For the year ended December 31, 2000, FIC, as underwriter, received $1,250,977 in commissions from the sale of shares of the Funds after allowing $436,349 to other dealers. Shareholder servicing costs included $951,800 in transfer agent fees accrued to ADM. For the year ended December 31, 2000, FIC received contingent deferred sales charges from the redemption of Class B shares of the Tax-Exempt Money Market Fund in the amount of $704.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. For the year ended December 31, 2000, total Distribution Plan fees accrued to FIC by the Funds amounted to $3,998,810, of which $40,833 was waived. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.




[This page intentionally left blank.]





Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                        of Year      Income    Investments  Operations      Income      Gain  Distributions      Year
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1996                     $ 1.00       $.028           $ --      $ .028       $.028      $ --         $.028    $ 1.00
1997                       1.00        .030             --        .030        .030        --          .030      1.00
1998                       1.00        .027             --        .027        .027        --          .027      1.00
1999                       1.00        .026             --        .026        .026        --          .026      1.00
2000                       1.00        .034             --        .034        .034        --          .034      1.00

Class B
-------
1996                       1.00        .020             --        .020        .020        --          .020      1.00
1997                       1.00        .022             --        .022        .022        --          .022      1.00
1998                       1.00        .018             --        .018        .018        --          .018      1.00
1999                       1.00        .018             --        .018        .018        --          .018      1.00
2000                       1.00        .026             --        .026        .026        --          .026      1.00
--------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1996                     $ 5.85       $.290        $ (.060)     $ .230       $.290      $ --         $.290    $ 5.79
1997                       5.79        .292           .140        .432        .292        --          .292      5.93
1998                       5.93        .288           .086        .374        .294        --          .294      6.01
1999                       6.01        .231          (.200)       .031        .231        --          .231      5.81
2000                       5.81        .254           .318        .572        .252      .030          .282      6.10

Class B
-------
1996                       5.85        .235          (.055)       .180        .230        --          .230      5.80
1997                       5.80        .234           .128        .362        .232        --          .232      5.93
1998                       5.93        .226           .098        .324        .234        --          .234      6.02
1999                       6.02        .173          (.202)      (.029)       .171        --          .171      5.82
2000                       5.82        .208           .315        .523        .202      .031          .233      6.11
--------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1996                     $10.37       $.510        $ (.233)     $ .277       $.507      $ --         $.507    $10.14
1997                      10.14        .502           .312        .814        .504        --          .504     10.45
1998                      10.45        .475           .099        .574        .474        --          .474     10.55
1999                      10.55        .515          (.889)      (.374)       .466        --          .466      9.71
2000                       9.71        .468           .656       1.124        .504        --          .504     10.33

Class B
-------
1996                      10.37        .441          (.242)       .199        .439        --          .439     10.13
1997                      10.13        .429           .323        .752        .432        --          .432     10.45
1998                      10.45        .400           .096        .496        .396        --          .396     10.55
1999                      10.55        .431          (.877)      (.446)       .394        --          .394      9.71
2000                       9.71        .395           .657       1.052        .432        --          .432     10.33
--------------------------------------------------------------------------------------------------------------------







Financial Highlights
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*    End of Year   Expenses     Income  Expenses      Income      Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1996                   2.85     $   22,888        .70       2.81       1.08       2.43        N/A
1997                   3.00         18,680        .75       2.95       1.12       2.58        N/A
1998                   2.77         16,310        .80       2.73       1.19       2.34        N/A
1999                   2.61         16,478        .80       2.58       1.20       2.18        N/A
2000                   3.43         17,553        .80       3.38       1.09       3.09        N/A

Class B
-------
1996                   2.04             80       1.45       2.06       1.83       1.68        N/A
1997                   2.20             13       1.50       2.20       1.87       1.83        N/A
1998                   1.78              1       1.55       1.98       1.94       1.59        N/A
1999                   1.82              1       1.55       1.83       1.95       1.43        N/A
2000                   2.66            140       1.55       2.63       1.84       2.34        N/A
-------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1996                   4.07     $    7,415        .49       5.05       1.24       4.30         82
1997                   7.68          7,344        .53       5.02       1.21       4.34         91
1998                   6.47          8,674        .50       4.80       1.20       4.10        163
1999                   0.51          8,263        .50       3.88       1.18       3.20        142
2000                  10.11          9,070        .67       4.32       1.11       3.88         76

Class B
-------
1996                   3.17            613       1.49       4.05       1.94       3.60         82
1997                   6.39            808       1.53       4.02       1.91       3.64         91
1998                   5.57          1,000       1.50       3.80       1.90       3.40        163
1999                  (0.50)         1,154       1.50       2.88       1.88       2.50        142
2000                   9.16          1,506       1.50       3.49       1.81       3.18         76
-------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1996                   2.81     $1,252,608       1.14       5.06        N/A        N/A         21
1997                   8.27      1,191,815       1.14       4.93        N/A        N/A         13
1998                   5.62      1,118,898       1.11       4.51        N/A        N/A         19
1999                  (3.63)       958,668       1.12       5.03        N/A        N/A         31
2000                  11.93        945,502       1.09       4.69       1.12       4.66         27

Class B
-------
1996                   2.03          3,046       1.83       4.37        N/A        N/A         21
1997                   7.62          3,460       1.85       4.22        N/A        N/A         13
1998                   4.83          3,878       1.83       3.79        N/A        N/A         19
1999                  (4.31)         4,290       1.85       4.30        N/A        N/A         31
2000                  11.12          4,368       1.82       3.96       1.85       3.93         27
-------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II**
--------------------------
Class A
-------
1996                     $14.04       $.660        $ (.100)     $ .560       $.670     $.110        $ .780    $13.82
1997                      13.82        .670           .710       1.380        .670      .120          .790     14.41
1998                      14.41        .660           .390       1.050        .660      .240          .900     14.56
1999                      14.56        .670          (.940)      (.270)       .650      .030          .680     13.61
2000                      13.61        .668          1.120       1.788        .681      .417         1.098     14.30

Class B
-------
2000***                   14.61        .021           .109        .130        .023      .417          .440     14.30
--------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1996                     $14.93       $.719        $ (.298)     $ .421       $.720     $.091         $.811    $14.54
1997                      14.54        .709           .395       1.104        .708      .076          .784     14.86
1998                      14.86        .674           .137        .811        .676      .145          .821     14.85
1999                      14.85        .718         (1.249)      (.531)       .659        --          .659     13.66
2000                      13.66        .646          1.000       1.646        .696        --          .696     14.61

Class B
-------
1996                      14.93        .617          (.306)       .311        .620      .091          .711     14.53
1997                      14.53        .608           .406       1.014        .608      .076          .684     14.86
1998                      14.86        .569           .134        .703        .568      .145          .713     14.85
1999                      14.85        .618         (1.250)      (.632)       .558        --          .558     13.66
2000                      13.66        .557           .994       1.551        .601        --          .601     14.61
--------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1996                     $13.15       $.664        $ (.199)     $ .465       $.665      $ --         $.665    $12.95
1997                      12.95        .658           .511       1.169        .659        --          .659     13.46
1998                      13.46        .657           .155        .812        .652        --          .652     13.62
1999                      13.62        .707          (.955)      (.248)       .662        --          .662     12.71
2000                      12.71        .644           .698       1.342        .692        --          .692     13.36

Class B
-------
1996                      13.15        .565          (.201)       .364        .564        --          .564     12.95
1997                      12.95        .556           .500       1.056        .556        --          .556     13.45
1998                      13.45        .549           .155        .704        .544        --          .544     13.61
1999                      13.61        .603          (.948)      (.345)       .555        --          .555     12.71
2000                      12.71        .541           .690       1.231        .591        --          .591     13.35
--------------------------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*  End of Period   Expenses     Income  Expenses      Income      Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II**
--------------------------
Class A
-------
1996                   4.11       $ 15,408        .75       4.85       1.71       3.89        116
1997                  10.30         16,193        .75       4.80       1.71       3.84        126
1998                   7.39         16,909        .80       4.50       1.73       3.57        172
1999                  (1.92)        15,842        .80       4.72       1.73       3.79        205
2000                  13.50         15,966        .80       4.78       1.78       3.80        167

Class B
-------
2000***                 .89             52       1.31+      4.18+      2.84+      2.65+       167
-------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1996                   2.95       $203,496       1.23       4.93        N/A        N/A         53
1997                   7.82        195,273       1.17       4.86       1.22       4.81         24
1998                   5.59        187,544       1.12       4.54       1.22       4.44         44
1999                  (3.67)       164,622       1.09       4.99       1.21       4.87         55
2000                  12.41        167,877       1.06       4.62       1.20       4.48         20

Class B
-------
1996                   2.18          2,242       1.93       4.23        N/A        N/A         53
1997                   7.16          3,602       1.87       4.16       1.92       4.11         24
1998                   4.84          5,271       1.82       3.84       1.92       3.74         44
1999                  (4.34)         4,734       1.79       4.29       1.91       4.17         55
2000                  11.65          4,509       1.76       3.92       1.90       3.78         20
-------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1996                   3.69       $  8,383        .53       5.17       1.23       4.47         27
1997                   9.28          9,691        .50       5.03       1.16       4.37         24
1998                   6.17         10,873        .50       4.88       1.13       4.25         50
1999                  (1.88)        11,746        .50       5.37       1.15       4.72         62
2000                  10.89         14,785        .60       5.01       1.12       4.49         42

Class B
-------
1996                   2.89            289       1.33       4.37       2.03       3.67         27
1997                   8.36            437       1.30       4.23       1.96       3.57         24
1998                   5.33            489       1.30       4.08       1.93       3.45         50
1999                  (2.60)           508       1.30       4.57       1.95       3.92         62
2000                   9.94            823       1.40       4.21       1.92       3.69         42
-------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                        of Year      Income    Investments  Operations      Income      Gain  Distributions      Year
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1996                     $11.96       $.576        $ (.128)     $ .448       $.575     $.073         $.648    $11.76
1997                      11.76        .569           .534       1.103        .570      .173          .743     12.12
1998                      12.12        .558           .190        .748        .554      .114          .668     12.20
1999                      12.20        .609          (.952)      (.343)       .558      .019          .577     11.28
2000                      11.28        .571           .916       1.487        .600      .157          .757     12.01

Class B
-------
1996                      11.95        .486          (.123)       .363        .480      .073          .553     11.76
1997                      11.76        .476           .532       1.008        .475      .173          .648     12.12
1998                      12.12        .458           .184        .642        .458      .114          .572     12.19
1999                      12.19        .511          (.949)      (.438)       .463      .019          .482     11.27
2000                      11.27        .469           .933       1.402        .505      .157          .662     12.01
--------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1996                     $12.58       $.642        $ (.089)     $ .553       $.643      $ --         $.643    $12.49
1997                      12.49        .638           .498       1.136        .636        --          .636     12.99
1998                      12.99        .644           .152        .796        .636        --          .636     13.15
1999                      13.15        .634          (.907)      (.273)       .637        --          .637     12.24
2000                      12.24        .640           .752       1.392        .642        --          .642     12.99

Class B
-------
1996                      12.58        .547          (.100)       .447        .547        --          .547     12.48
1997                      12.48        .539           .501       1.040        .540        --          .540     12.98
1998                      12.98        .538           .160        .698        .528        --          .528     13.15
1999                      13.15        .534          (.914)      (.380)       .530        --          .530     12.24
2000                      12.24        .546           .740       1.286        .546        --          .546     12.98
--------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1996                     $12.90       $.619        $ (.202)     $ .417       $.617      $ --         $.617    $12.70
1997                      12.70        .613           .471       1.084        .614        --          .614     13.17
1998                      13.17        .607           .186        .793        .603        --          .603     13.36
1999                      13.36        .651          (.902)      (.251)       .619        --          .619     12.49
2000                      12.49        .615           .653       1.268        .648        --          .648     13.11

Class B
-------
1996                      12.90        .522          (.204)       .318        .518        --          .518     12.70
1997                      12.70        .516           .470        .986        .516        --          .516     13.17
1998                      13.17        .500           .176        .676        .496        --          .496     13.35
1999                      13.35        .552          (.901)      (.349)       .511        --          .511     12.49
2000                      12.49        .515           .652       1.167        .547        --          .547     13.11
--------------------------------------------------------------------------------------------------------------------







Financial Highlights (continued)
FIRST INVESTORS

                     -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                     -----------------------------------------------------------------------------
                                                                  Ratio to Average Net
                                               Ratio to Average  Assets Before Expenses
                                                 Net Assets++       Waived or Assumed
                                             --------------------  --------------------
                                                              Net                   Net  Portfolio
                       Total     Net Assets            Investment            Investment   Turnover
                     Return*    End of Year   Expenses     Income  Expenses      Income      Rate
                         (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
--------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1996                    3.91        $15,558        .84       4.93       1.19       4.58         30
1997                    9.66         15,601        .80       4.80       1.16       4.44         46
1998                    6.31         14,614        .80       4.59       1.17       4.22         79
1999                   (2.88)        13,383        .80       5.15       1.17       4.79         49
2000                   13.56         14,765        .70       4.94       1.08       4.56         50

Class B
-------
1996                    3.16            114       1.63       4.14       1.98       3.79         30
1997                    8.79            220       1.60       4.00       1.96       3.64         46
1998                    5.40            479       1.60       3.79       1.97       3.42         79
1999                   (3.67)           483       1.60       4.35       1.97       3.99         49
2000                   12.74            692       1.50       4.14       1.88       3.76         50
--------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1996                    4.57        $ 3,466        .38       5.20       1.40       4.17         20
1997                    9.37          3,424        .40       5.07       1.29       4.18         39
1998                    6.27          3,571        .40       4.96       1.26       4.10         25
1999                   (2.15)         4,068        .47       4.99       1.28       4.18         40
2000                   11.71          5,139        .50       5.14       1.29       4.35         46

Class B
-------
1996                    3.68            241       1.19       4.39       2.21       3.36         20
1997                    8.55            370       1.20       4.27       2.09       3.38         39
1998                    5.48            374       1.20       4.16       2.06       3.30         25
1999                   (2.96)           372       1.27       4.19       2.08       3.38         40
2000                   10.78            297       1.30       4.34       2.09       3.55         46
--------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1996                    3.37        $15,203        .81       4.92       1.23       4.50         15
1997                    8.77         16,151        .80       4.78       1.17       4.41         14
1998                    6.15         17,434        .80       4.58       1.16       4.22         25
1999                   (1.93)        17,903        .80       5.04       1.15       4.69         47
2000                   10.45         19,952        .80       5.40       1.14       5.06         18

Class B
-------
1996                    2.57          1,505       1.61       4.12       2.02       3.71         15
1997                    7.95          2,891       1.60       3.98       1.97       3.61         14
1998                    5.22          3,484       1.60       3.78       1.96       3.42         25
1999                   (2.67)         3,205       1.60       4.24       1.95       3.89         47
2000                    9.58          3,539       1.60       4.60       1.94       4.26         18
--------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                        of Year      Income    Investments  Operations      Income      Gain  Distributions      Year
---------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1996                     $13.31       $.623        $ (.198)     $ .425       $.625      $ --         $.625    $13.11
1997                      13.11        .624           .547       1.171        .624      .037          .661     13.62
1998                      13.62        .616           .195        .811        .613      .068          .681     13.75
1999                      13.75        .679         (1.074)      (.395)       .625        --          .625     12.73
2000                      12.73        .621           .812       1.433        .672      .111          .783     13.38

Class B
-------
1996                      13.31        .530          (.204)       .326        .526        --          .526     13.11
1997                      13.11        .531           .552       1.083        .526      .037          .563     13.63
1998                      13.63        .507           .186        .693        .505      .068          .573     13.75
1999                      13.75        .572         (1.065)      (.493)       .517        --          .517     12.74
2000                      12.74        .516           .808       1.324        .573      .111          .684     13.38
--------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1996                     $12.72       $.639        $ (.161)     $ .478       $.648      $ --         $.648    $12.55
1997                      12.55        .639           .578       1.217        .637        --          .637     13.13
1998                      13.13        .645           .135        .780        .640        --          .640     13.27
1999                      13.27        .633         (1.025)      (.392)       .638        --          .638     12.24
2000                      12.24        .632           .988       1.620        .630        --          .630     13.23

Class B
-------
1996                      12.71        .563          (.183)       .380        .550        --          .550     12.54
1997                      12.54        .524           .584       1.108        .538        --          .538     13.11
1998                      13.11        .539           .133        .672        .532        --          .532     13.25
1999                      13.25        .540         (1.029)      (.489)       .531        --          .531     12.23
2000                      12.23        .524           .999       1.523        .533        --          .533     13.22
--------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1996                     $13.12       $.650        $ (.235)     $ .415       $.655      $ --         $.655    $12.88
1997                      12.88        .652           .549       1.201        .651        --          .651     13.43
1998                      13.43        .651           .186        .837        .647        --          .647     13.62
1999                      13.62        .658          (.994)      (.336)       .654        --          .654     12.63
2000                      12.63        .626           .854       1.480        .630        --          .630     13.48

Class B
-------
1996                      13.12        .555          (.249)       .306        .556        --          .556     12.87
1997                      12.87        .551           .556       1.107        .547        --          .547     13.43
1998                      13.43        .543           .186        .729        .539        --          .539     13.62
1999                      13.62        .551          (.995)      (.444)       .546        --          .546     12.63
2000                      12.63        .522           .856       1.378        .528        --          .528     13.48
--------------------------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*    End of Year   Expenses     Income  Expenses      Income      Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
FLORIDA FUND
------------------
Class A
-------
1996                   3.34        $23,299        .83       4.80       1.16       4.47         55
1997                   9.18         23,840        .80       4.71       1.11       4.40         19
1998                   6.09         25,873        .80       4.50       1.10       4.20         44
1999                  (2.93)        23,729        .80       5.12       1.12       4.80         68
2000                  11.61         25,823        .80       4.81       1.12       4.49         59

Class B
-------
1996                   2.56            549       1.62       4.01       1.95       3.68         55
1997                   8.38            837       1.60       3.91       1.91       3.60         19
1998                   5.19            858       1.60       3.70       1.90       3.40         44
1999                  (3.65)           789       1.60       4.32       1.92       4.00         68
2000                  10.67            923       1.60       4.01       1.92       3.69         59
-------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1996                   3.94        $ 3,269        .38       5.17       1.44       4.11         37
1997                  10.00          3,152        .40       5.03       1.33       4.10         21
1998                   6.08          3,162        .40       4.92       1.20       4.12         36
1999                  (3.04)         5,527        .48       4.99       1.19       4.28         57
2000                  13.61          6,278        .50       5.03       1.10       4.43         40

Class B
-------
1996                   3.13            151       1.19       4.36       2.25       3.30         37
1997                   9.07            203       1.20       4.23       2.13       3.30         21
1998                   5.23            250       1.20       4.12       2.00       3.32         36
1999                  (3.78)           296       1.28       4.19       1.99       3.48         57
2000                  12.76            566       1.30       4.23       1.90       3.63         40
-------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1996                   3.33        $10,118        .51       5.10       1.24       4.37         13
1997                   9.59         10,705        .50       5.01       1.18       4.33         35
1998                   6.38         11,280        .50       4.84       1.16       4.18         33
1999                  (2.54)        12,579        .50       5.00       1.15       4.35         44
2000                  12.05         14,580        .60       4.86       1.14       4.32         35

Class B
-------
1996                   2.45          1,021       1.31       4.30       2.05       3.57         13
1997                   8.81          1,782       1.30       4.21       1.98       3.53         35
1998                   5.54          2,215       1.30       4.04       1.96       3.38         33
1999                  (3.33)         2,718       1.30       4.20       1.95       3.55         44
2000                  11.17          3,328       1.40       4.06       1.94       3.52         35
-------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                        of Year      Income    Investments  Operations      Income      Gain  Distributions      Year
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1996                     $12.22       $.603        $ (.256)     $ .347       $.602     $.045         $.647    $11.92
1997                      11.92        .601           .356        .957        .603      .074          .677     12.20
1998                      12.20        .586           .049        .635        .578      .237          .815     12.02
1999                      12.02        .609          (.887)      (.278)       .572        --          .572     11.17
2000                      11.17        .559           .721       1.280        .600        --          .600     11.85

Class B
-------
1996                      12.21        .514          (.263)       .251        .506      .045          .551     11.91
1997                      11.91        .508           .353        .861        .507      .074          .581     12.19
1998                      12.19        .488           .061        .549        .482      .237          .719     12.02
1999                      12.02        .520          (.894)      (.374)       .476        --          .476     11.17
2000                      11.17        .466           .723       1.189        .509        --          .509     11.85
--------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1996                     $12.80       $.627        $ (.215)     $ .412       $.631     $.011         $.642    $12.57
1997                      12.57        .610           .535       1.145        .609      .046          .655     13.06
1998                      13.06        .591           .124        .715        .589      .096          .685     13.09
1999                      13.09        .603          (.938)      (.335)       .595        --          .595     12.16
2000                      12.16        .612           .683       1.295        .606      .119          .725     12.73

Class B
-------
1996                      12.80        .534          (.229)       .305        .534      .011          .545     12.56
1997                      12.56        .511           .536       1.047        .511      .046          .557     13.05
1998                      13.05        .484           .123        .607        .481      .096          .577     13.08
1999                      13.08        .502          (.930)      (.428)       .492        --          .492     12.16
2000                      12.16        .509           .681       1.190        .511      .119          .630     12.72
--------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1996                     $11.50       $.592        $ (.210)     $ .382       $.592      $ --         $.592    $11.29
1997                      11.29        .599           .340        .939        .599        --          .599     11.63
1998                      11.63        .592           .116        .708        .588        --          .588     11.75
1999                      11.75        .597          (.785)      (.188)       .582        --          .582     10.98
2000                      10.98        .581           .600       1.181        .591        --          .591     11.57

Class B
-------
1996                      11.50        .493          (.205)       .288        .498        --          .498     11.29
1997                      11.29        .508           .341        .849        .509        --          .509     11.63
1998                      11.63        .498           .114        .612        .492        --          .492     11.75
1999                      11.75        .499          (.781)      (.282)       .488        --          .488     10.98
2000                      10.98        .492           .604       1.096        .506        --          .506     11.57
--------------------------------------------------------------------------------------------------------------------







Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*    End of Year   Expenses     Income  Expenses      Income      Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1996                   2.99        $22,543        .86       5.08       1.18       4.76         45
1997                   8.27         22,852        .80       5.01       1.15       4.66         28
1998                   5.33         22,421        .80       4.82       1.15       4.47         49
1999                  (2.39)        20,507        .80       5.20       1.15       4.85         32
2000                  11.83         22,674        .80       4.95       1.16       4.59         38

Class B
-------
1996                   2.16            519       1.66       4.28       1.98       3.96         45
1997                   7.41            783       1.60       4.21       1.95       3.86         28
1998                   4.60          1,426       1.60       4.02       1.95       3.67         49
1999                  (3.19)         1,177       1.60       4.40       1.95       4.05         32
2000                  10.95          1,530       1.60       4.15       1.96       3.79         38
-------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1996                   3.37        $36,928        .88       5.03       1.13       4.78         43
1997                   9.37         39,581        .87       4.80       1.12       4.55         32
1998                   5.60         39,061        .89       4.51       1.13       4.27         20
1999                  (2.63)        36,506        .87       4.74       1.12       4.49         21
2000                  10.96         36,367        .87       4.94       1.12       4.69         23

Class B
-------
1996                   2.49            724       1.69       4.22       1.94       3.97         43
1997                   8.54          1,018       1.67       4.00       1.92       3.75         32
1998                   4.73          1,032       1.69       3.71       1.93       3.47         20
1999                  (3.34)           895       1.67       3.94       1.92       3.69         21
2000                  10.03          1,088       1.67       4.14       1.92       3.89         23
-------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1996                   3.47        $ 8,304        .56       5.27       1.31       4.52         49
1997                   8.57          8,231        .50       5.27       1.21       4.56         15
1998                   6.23          8,346        .50       5.08       1.23       4.35         22
1999                  (1.65)         8,363        .50       5.26       1.25       4.51         23
2000                  11.08          8,606        .50       5.21       1.15       4.56         32

Class B
-------
1996                   2.61             41       1.40       4.44       2.14       3.69         49
1997                   7.71             44       1.30       4.47       2.01       3.76         15
1998                   5.37             47       1.30       4.28       2.03       3.55         22
1999                  (2.46)            83       1.30       4.46       2.05       3.71         23
2000                  10.24             96       1.30       4.41       1.95       3.76         32
-------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                        of Year      Income    Investments  Operations      Income      Gain  Distributions      Year
---------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1996                     $12.47       $.637        $ (.180)     $ .457       $.637      $ --         $.637    $12.29
1997                      12.29        .638           .490       1.128        .638        --          .638     12.78
1998                      12.78        .634           .188        .822        .632        --          .632     12.97
1999                      12.97        .650          (.904)      (.254)       .626        --          .626     12.09
2000                      12.09        .618           .814       1.432        .642        --          .642     12.88

Class B
-------
1996                      12.48        .538          (.189)       .349        .539        --          .539     12.29
1997                      12.29        .537           .494       1.031        .541        --          .541     12.78
1998                      12.78        .528           .187        .715        .525        --          .525     12.97
1999                      12.97        .553          (.905)      (.352)       .518        --          .518     12.10
2000                      12.10        .520           .812       1.332        .552        --          .552     12.88
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1996                     $13.25       $.636        $ (.245)     $ .391       $.636     $.015         $.651    $12.99
1997                      12.99        .630           .427       1.057        .629      .118          .747     13.30
1998                      13.30        .606           .153        .759        .607      .142          .749     13.31
1999                      13.31        .653          (.919)      (.266)       .594        --          .594     12.45
2000                      12.45        .609           .650       1.259        .629        --          .629     13.08

Class B
-------
1996                      13.24        .533          (.253)       .280        .535      .015          .550     12.97
1997                      12.97        .525           .433        .958        .530      .118          .648     13.28
1998                      13.28        .498           .153        .651        .499      .142          .641     13.29
1999                      13.29        .537          (.909)      (.372)       .488        --          .488     12.43
2000                      12.43        .504           .649       1.153        .533        --          .533     13.05
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1996                     $12.29       $.590        $ (.159)     $ .431       $.591      $ --         $.591    $12.13
1997                      12.13        .597           .530       1.127        .597        --          .597     12.66
1998                      12.66        .593           .239        .832        .592        --          .592     12.90
1999                      12.90        .606          (.900)      (.294)       .596        --          .596     12.01
2000                      12.01        .595           .859       1.454        .604        --          .604     12.86

Class B
-------
1996                      12.29        .496          (.161)       .335        .495        --          .495     12.13
1997                      12.13        .497           .534       1.031        .501        --          .501     12.66
1998                      12.66        .491           .233        .724        .484        --          .484     12.90
1999                      12.90        .490          (.891)      (.401)       .489        --          .489     12.01
2000                      12.01        .497           .867       1.364        .504        --          .504     12.87
--------------------------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*    End of Year   Expenses     Income  Expenses      Income      Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1996                   3.84        $ 1,925        .38       5.24       1.69       3.93         15
1997                   9.44          1,798        .40       5.13       1.46       4.07         12
1998                   6.59          2,087        .40       4.97       1.30       4.07         17
1999                  (2.02)         2,471        .47       5.20       1.50       4.17         66
2000                  12.21          3,344        .50       5.04       1.39       4.15         35

Class B
-------
1996                   2.93             36       1.24       4.38       2.55       3.07         15
1997                   8.60            117       1.20       4.33       2.26       3.27         12
1998                   5.71            172       1.20       4.17       2.10       3.27         17
1999                  (2.78)           210       1.27       4.40       2.30       3.37         66
2000                  11.30            251       1.30       4.24       2.19       3.35         35
-------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1996                   3.09        $58,823        .98       4.92       1.13       4.77         35
1997                   8.36         59,243        .96       4.81       1.11       4.66         22
1998                   5.84         60,585        .97       4.53       1.11       4.39         27
1999                  (2.05)        52,846        .97       5.02       1.12       4.87         52
2000                  10.41         54,051        .97       4.80       1.12       4.65         41

Class B
-------
1996                   2.22          1,603       1.78       4.12       1.93       3.97         35
1997                   7.56          2,011       1.76       4.01       1.91       3.86         22
1998                   5.00          2,562       1.77       3.73       1.91       3.59         27
1999                  (2.85)         3,338       1.77       4.22       1.92       4.07         52
2000                   9.51          3,799       1.77       4.00       1.92       3.85         41
-------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1996                   3.68        $ 5,822        .38       4.94       1.31       4.02         43
1997                   9.56          6,697        .40       4.87       1.23       4.04         30
1998                   6.72          8,297        .40       4.68       1.13       3.95         54
1999                  (2.35)         8,978        .48       4.84       1.24       4.08         47
2000                  12.45         10,723        .50       4.86       1.13       4.23         42

Class B
-------
1996                   2.85            134       1.20       4.12       2.12       3.20         43
1997                   8.71            185       1.20       4.07       2.03       3.24         30
1998                   5.83            246       1.20       3.88       1.93       3.15         54
1999                  (3.18)           596       1.28       4.04       2.04       3.28         47
2000                  11.63          1,566       1.30       4.06       1.93       3.43         42
-------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                        of Year      Income    Investments  Operations      Income      Gain  Distributions      Year
---------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1996                     $12.51       $.605        $ (.097)     $ .508       $.609     $.059         $.668    $12.35
1997                      12.35        .607           .430       1.037        .606      .071          .677     12.71
1998                      12.71        .614           .040        .654        .597      .067          .664     12.70
1999                      12.70        .636          (.853)      (.217)       .603        --          .603     11.88
2000                      11.88        .594           .710       1.304        .636      .088          .724     12.46

Class B
-------
1996                      12.51        .507          (.095)       .412        .513      .059          .572     12.35
1997                      12.35        .507           .424        .931        .510      .071          .581     12.70
1998                      12.70        .495           .061        .556        .489      .067          .556     12.70
1999                      12.70        .529          (.850)      (.321)       .499        --          .499     11.88
2000                      11.88        .495           .723       1.218        .540      .088          .628     12.47
--------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1996                     $12.16       $.589        $ (.161)     $ .428       $.588      $ --         $.588    $12.00
1997                      12.00        .582           .582       1.164        .584        --          .584     12.58
1998                      12.58        .582           .191        .773        .583        --          .583     12.77
1999                      12.77        .585          (.828)      (.243)       .577        --          .577     11.95
2000                      11.95        .593           .689       1.282        .602        --          .602     12.63

Class B
-------
1996                      12.15        .495          (.161)       .334        .494        --          .494     11.99
1997                      11.99        .485           .573       1.058        .488        --          .488     12.56
1998                      12.56        .480           .204        .684        .484        --          .484     12.76
1999                      12.76        .489          (.846)      (.357)       .473        --          .473     11.93
2000                      11.93        .497           .688       1.185        .505        --          .505     12.61
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1996                     $13.14       $.622        $ (.197)     $ .425       $.627     $.028         $.655    $12.91
1997                      12.91        .624           .523       1.147        .624      .153          .777     13.28
1998                      13.28        .642           .038        .680        .605      .095          .700     13.26
1999                      13.26        .606          (.893)      (.287)       .613        --          .613     12.36
2000                      12.36        .615           .740       1.355        .631      .114          .745     12.97

Class B
-------
1996                      13.14        .529          (.201)       .328        .530      .028          .558     12.91
1997                      12.91        .526           .510       1.036        .523      .153          .676     13.27
1998                      13.27        .533           .039        .572        .497      .095          .592     13.25
1999                      13.25        .498          (.890)      (.392)       .508        --          .508     12.35
2000                      12.35        .529           .728       1.257        .533      .114          .647     12.96
--------------------------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*    End of Year   Expenses     Income  Expenses      Income      Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1996                   4.23        $20,123        .86       4.95       1.19       4.62         33
1997                   8.64         19,308        .80       4.88       1.18       4.50         25
1998                   5.26         19,767        .80       4.83       1.19       4.44         34
1999                  (1.77)        18,574        .80       5.15       1.17       4.78         48
2000                  11.32         19,327        .80       4.92       1.15       4.57         35

Class B
-------
1996                   3.43            279       1.66       4.15       1.99       3.82         33
1997                   7.73            335       1.60       4.08       1.98       3.70         25
1998                   4.46            403       1.60       4.03       1.99       3.64         34
1999                  (2.59)           640       1.60       4.35       1.97       3.98         48
2000                  10.53            972       1.60       4.12       1.95       3.77         35
-------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1996                   3.68        $ 9,917        .46       4.97       1.26       4.16         21
1997                   9.97         11,800        .50       4.78       1.20       4.11         32
1998                   6.29         13,038        .50       4.62       1.20       3.92         27
1999                  (1.95)        12,389        .50       4.72       1.21       4.01         33
2000                  11.04         15,145        .60       4.89       1.22       4.27         37

Class B
-------
1996                   2.87            568       1.26       4.17       2.07       3.36         21
1997                   9.03            752       1.30       3.98       2.00       3.31         32
1998                   5.55          1,040       1.30       3.82       2.00       3.12         27
1999                  (2.85)         1,096       1.30       3.92       2.01       3.21         33
2000                  10.18          1,226       1.40       4.09       2.02       3.47         37
-------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1996                   3.39        $42,228        .86       4.86       1.11       4.61         42
1997                   9.14         42,223        .85       4.79       1.10       4.54         37
1998                   5.23         40,774        .86       4.81       1.10       4.57         26
1999                  (2.24)        36,737        .86       4.69       1.11       4.44         36
2000                  11.29         37,012        .87       4.88       1.12       4.63         40

Class B
-------
1996                   2.61            781       1.66       4.06       1.91       3.81         42
1997                   8.23          1,739       1.65       3.99       1.90       3.74         37
1998                   4.39          2,048       1.66       4.01       1.90       3.77         26
1999                  (3.03)         1,936       1.66       3.89       1.91       3.64         36
2000                  10.44          1,235       1.67       4.08       1.92       3.83         40
-------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                        of Year      Income    Investments  Operations      Income      Gain  Distributions      Year
---------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1996                     $13.01       $.626        $ (.195)      $.431       $.624     $.067         $.691    $12.75
1997                      12.75        .615           .504       1.119        .617      .032          .649     13.22
1998                      13.22        .612           .123        .735        .603      .092          .695     13.26
1999                      13.26        .629          (.967)      (.338)       .612        --          .612     12.31
2000                      12.31        .628           .745       1.373        .636      .047          .683     13.00

Class B
-------
1996                      13.00        .525          (.194)       .331        .524      .067          .591     12.74
1997                      12.74        .513           .505       1.018        .516      .032          .548     13.21
1998                      13.21        .505           .112        .617        .495      .092          .587     13.24
1999                      13.24        .537          (.982)      (.445)       .505        --          .505     12.29
2000                      12.29        .538           .739       1.277        .540      .047          .587     12.98
--------------------------------------------------------------------------------------------------------------------






Financial Highlights
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*    End of Year   Expenses     Income  Expenses      Income      Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1996                   3.47        $21,047        .79       4.93       1.20       4.52         30
1997                   9.03         22,136        .80       4.78       1.16       4.42         10
1998                   5.69         23,423        .80       4.62       1.14       4.28         26
1999                  (2.62)        21,008        .80       4.90       1.17       4.53         36
2000                  11.46         23,606        .80       5.01       1.15       4.66         34

Class B
-------
1996                   2.66          1,166       1.59       4.13       2.00       3.72         30
1997                   8.19          1,390       1.60       3.98       1.96       3.62         10
1998                   4.76          1,484       1.60       3.82       1.94       3.48         26
1999                  (3.44)         1,059       1.60       4.10       1.97       3.73         36
2000                  10.64            899       1.60       4.21       1.95       3.86         34
-------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** Prior to December 18, 2000, known as Executive Investors Insured Tax
    Exempt Fund

*** For the period December 18, 2000 (date Class B shares were first offered) to December 31, 2000

  + Annualized

 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)





Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, formerly Executive Investors Insured Tax Exempt Fund (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, at December 31, 2000, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
February 2, 2001




[This page intentionally left blank.]




FIRST INVESTORS TAX EXEMPT FUNDS

Directors/Trustees
--------------------------------
James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President
(All Funds except Tax-Exempt Money Market Fund)

Michael J. O'Keefe
Vice President
(Tax-Exempt Money Market Fund only)

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary




FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
--------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or to achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.


This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.




NOTES